Schedule of Investments
BOND INDEX FUND	June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 1.6%
Auto Floor Plan – 0.0%
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A
3.17%, 3/15/25	$50	$52
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	100	115
Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A
3.06%, 4/15/26	150	160
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1
2.23%, 9/15/24	200	205
Ford Credit Floorplan Master Owner Trust, Series 2019-4, Class A
2.44%, 9/15/26	400	421
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A
1.06%, 9/15/27	200	200
		1,153
Automobile – 0.2%
Ally Auto Receivables Trust, Series 2019-4, Class A4
1.92%, 1/15/25	100	103
AmeriCredit Automobile Receivables Trust, Series 2018-3, Class C
3.74%, 10/18/24	100	104
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class A3
0.53%, 6/18/25	100	100
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C
1.06%, 8/18/26	100	101
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class A3
0.37%, 8/18/25	100	100
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class B
0.68%, 10/19/26	100	100
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D
1.21%, 12/18/26	100	100
BMW Vehicle Owner Trust, Series 2020-A, Class A3
0.48%, 10/25/24	100	100
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Automobile – 0.2%continued
Capital One Prime Auto Receivables Trust, Series 2020-1, Class A4
1.63%, 8/15/25	$100	$102
Carmax Auto Owner Trust, Series 2018-4, Class A4
3.48%, 2/15/24	500	520
CarMax Auto Owner Trust, Series 2019-2, Class A4
2.77%, 12/16/24	200	208
CarMax Auto Owner Trust, Series 2019-3, Class A4
2.30%, 4/15/25	100	104
CarMax Auto Owner Trust, Series 2020-1, Class A3
1.89%, 12/16/24	150	153
CarMax Auto Owner Trust, Series 2020-4, Class A3
0.50%, 8/15/25	100	100
Ford Credit Auto Owner Trust, Series 2019-B, Class A4
2.24%, 10/15/24	100	103
Ford Credit Auto Owner Trust, Series 2020-C, Class A3
0.41%, 7/15/25	200	200
Ford Credit Auto Owner Trust, Series 2020-C, Class A4
0.51%, 8/15/26	100	99
Ford Credit Auto Owner Trust, Series 2020-C, Class B
0.79%, 8/15/26	100	100
Ford Credit Auto Owner Trust, Series 2021-A, Class A3
0.30%, 8/15/25	100	100
GM Financial Automobile Leasing Trust, Series 2020-3, Class A3
0.45%, 8/21/23	100	100
GM Financial Automobile Leasing Trust, Series 2021-2, Class A3
0.34%, 5/20/24	100	100
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class A4
2.71%, 8/16/24	100	103

NORTHERN FUNDS QUARTERLY REPORT     1    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Automobile – 0.2%continued
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3
0.45%, 4/16/25	$200	$200
GM Financial Consumer Automobile Receivables Trust, Series 2020-4, Class A3
0.38%, 8/18/25	100	100
GM Financial Leasing Trust, Series 2021-1, Class A4
0.33%, 2/20/25	100	100
Honda Auto Receivables Owner Trust, Series 2019-3, Class A4
1.85%, 8/15/25	100	102
Honda Auto Receivables Owner Trust, Series 2020-3, Class A3
0.37%, 10/18/24	150	150
Honda Auto Receivables Owner Trust, Series 2021-1, Class A3
0.27%, 4/21/25	100	100
Honda Auto Receivables Owner Trust, Series 2021-1, Class A4
0.42%, 1/21/28	100	100
Honda Auto Receivables Owner Trust, Series 2021-2, Class A3
0.33%, 8/15/25	100	100
Mercedes-Benz Auto Lease Trust, Series 2020-B, Class A3
0.40%, 11/15/23	150	150
Nissan Auto Lease Trust, Series 2020-B, Class A3
0.43%, 10/16/23	150	150
Nissan Auto Receivables Owner Trust, Series 2019-C, Class A4
1.95%, 5/15/26	100	103
Santander Drive Auto Receivables Trust, Series 2020-3, Class C
1.12%, 1/15/26	100	101
Santander Drive Auto Receivables Trust, Series 2020-3, Class D
1.64%, 11/16/26	75	76
Santander Drive Auto Receivables Trust, Series 2020-4, Class B
0.73%, 3/17/25	100	100
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Automobile – 0.2%continued
Santander Drive Auto Receivables Trust, Series 2020-4, Class C
1.01%, 1/15/26	$100	$101
Santander Drive Auto Receivables Trust, Series 2021-1, Class B
0.50%, 4/15/25	50	50
Santander Drive Auto Receivables Trust, Series 2021-1, Class C
0.75%, 2/17/26	50	50
Santander Drive Auto Receivables Trust, Series 2021-2, Class D
1.35%, 7/15/27	100	100
Toyota Auto Receivables Owner Trust, Series 2019-D, Class A4
1.99%, 2/18/25	100	103
Toyota Auto Receivables Owner Trust, Series 2020-C, Class A3
0.44%, 10/15/24	200	200
Toyota Auto Receivables Owner Trust, Series 2020-D, Class A3
0.35%, 1/15/25	100	100
Toyota Auto Receivables Owner Trust, Series 2021-B, Class A3
0.26%, 11/17/25	100	100
World Omni Auto Receivables Trust, Series 2019-C, Class A4
2.03%, 12/15/25	100	102
World Omni Auto Receivables Trust, Series 2020-A, Class A3
1.70%, 1/17/23	100	102
World Omni Auto Receivables Trust, Series 2020-C, Class A3
0.48%, 11/17/25	200	201
		5,741
Commercial Mortgage-Backed Securities – 1.3%
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A4
3.17%, 7/15/49	300	321
BANK, Series 2017-BNK7, Class A5
3.44%, 9/15/60	250	276
BANK, Series 2017-BNK9, Class A4
3.54%, 11/15/54	250	278
BANK, Series 2018-BN10, Class A5
3.69%, 2/15/61	100	112

FIXED INCOME INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Commercial Mortgage-Backed Securities – 1.3%continued
BANK, Series 2018-BN11, Class A3
4.05%, 3/15/61	$200	$228
BANK, Series 2018-BN12, Class A4
4.26%, 5/15/61	300	346
BANK, Series 2018-BN13, Class A5
4.22%, 8/15/61	100	115
BANK, Series 2018-BN14, Class A4
4.23%, 9/15/60	200	232
BANK, Series 2018-BN15, Class A4
4.41%, 11/15/61	300	351
BANK, Series 2019-BN18, Class A3
3.33%, 5/15/62	200	218
BANK, Series 2019-BN19, Class A3
3.18%, 8/15/61	300	327
BANK, Series 2019-BN20, Class A3
3.01%, 9/15/62	250	270
BANK, Series 2020-BN25, Class A5
2.65%, 1/15/63	200	210
BANK, Series 2020-BN26, Class A4
2.40%, 3/15/63	400	413
BANK, Series 2020-BN27, Class A5
2.14%, 4/15/63	1,000	1,013
BANK, Series 2020-BN28, Class A4
1.84%, 3/15/63	500	494
BANK, Series 2021-BNK31, Class A4
2.04%, 2/15/54	200	200
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4
3.58%, 5/15/52	200	224
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5
2.92%, 8/15/52	100	107
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	150	174
BBCMS Mortgage Trust, Series 2020-C6, Class A4
2.64%, 2/15/53	200	210
Benchmark Mortgage Trust, Series 2018-B1, Class A2
3.57%, 1/15/51	250	258
Benchmark Mortgage Trust, Series 2018-B2, Class A5
3.88%, 2/15/51	150	170
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Commercial Mortgage-Backed Securities – 1.3%continued
Benchmark Mortgage Trust, Series 2018-B3, Class A2
3.85%, 4/10/51	$500	$522
Benchmark Mortgage Trust, Series 2018-B3, Class A5
4.03%, 4/10/51	100	114
Benchmark Mortgage Trust, Series 2018-B5, Class A4
4.21%, 7/15/51	200	231
Benchmark Mortgage Trust, Series 2018-B7, Class A2
4.38%, 5/15/53	300	320
Benchmark Mortgage Trust, Series 2018-B7, Class A4
4.51%, 5/15/53	783	920
Benchmark Mortgage Trust, Series 2018-B8, Class A5
4.23%, 1/15/52	100	116
Benchmark Mortgage Trust, Series 2019-B12, Class A5
3.12%, 8/15/52	125	136
Benchmark Mortgage Trust, Series 2020-B16, Class A5
2.73%, 2/15/53	200	212
Benchmark Mortgage Trust, Series 2020-B17, Class A5
2.29%, 3/15/53	200	205
Benchmark Mortgage Trust, Series 2020-B18, Class A5
1.93%, 7/15/53	500	497
Benchmark Mortgage Trust, Series 2020-B19, Class A5
1.85%, 9/15/53	500	494
Benchmark Mortgage Trust, Series 2020-B20, Class A5
2.03%, 10/15/53	250	250
Benchmark Mortgage Trust, Series 2020-IG1, Class A3
2.69%, 9/15/43	100	105
Benchmark Mortgage Trust, Series 2021-B23, Class A5
2.07%, 2/15/54	200	201
CD Mortgage Trust, Series 2017-CD4, Class A4
3.51%, 5/10/50	250	275

NORTHERN FUNDS QUARTERLY REPORT     3    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Commercial Mortgage-Backed Securities – 1.3%continued
CD Mortgage Trust, Series 2017-CD5, Class A4
3.43%, 8/15/50	$250	$274
CD Mortgage Trust, Series 2017-CD6, Class A5
3.46%, 11/13/50	200	220
CD Mortgage Trust, Series 2018-CD7, Class A4
4.28%, 8/15/51	200	231
CD Mortgage Trust, Series 2019-CD8, Class A4
2.91%, 8/15/57	150	160
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3
3.87%, 1/10/48	300	330
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4
3.28%, 5/10/58	250	269
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4
3.46%, 8/15/50	250	275
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4
3.02%, 9/10/45	369	374
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4
4.37%, 9/10/46	350	376
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS
4.65%, 9/10/46	100	107
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4
3.64%, 10/10/47	100	108
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	200	213
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5
3.72%, 9/15/48	200	219
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4
3.21%, 5/10/49	250	270
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4
3.15%, 11/15/49	150	163
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Commercial Mortgage-Backed Securities – 1.3%continued
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5
3.62%, 2/10/49	$300	$329
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4
3.31%, 4/10/49	250	271
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4
3.33%, 4/15/49	250	270
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4
3.47%, 9/15/50	250	276
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4
4.01%, 3/10/51	100	113
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4
4.23%, 6/10/51	200	230
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4
4.41%, 11/10/51	200	233
Commercial Mortgage Trust, Series 2013-CR10, Class A4
4.21%, 8/10/46	100	107
Commercial Mortgage Trust, Series 2013-CR12, Class A4
4.05%, 10/10/46	300	321
Commercial Mortgage Trust, Series 2013-LC6, Class A4
2.94%, 1/10/46	120	124
Commercial Mortgage Trust, Series 2014-CR14, Class A3
3.96%, 2/10/47	420	448
Commercial Mortgage Trust, Series 2014-CR19, Class A5
3.80%, 8/10/47	300	325
Commercial Mortgage Trust, Series 2014-UBS5, Class A4
3.84%, 9/10/47	500	542
Commercial Mortgage Trust, Series 2014-UBS6, Class A5
3.64%, 12/10/47	250	270
Commercial Mortgage Trust, Series 2015-CR24, Class A5
3.70%, 8/10/48	500	547

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Commercial Mortgage-Backed Securities – 1.3%continued
Commercial Mortgage Trust, Series 2015-DC1, Class A5
3.35%, 2/10/48	$200	$214
Commercial Mortgage Trust, Series 2015-LC19, Class A4
3.18%, 2/10/48	500	535
Commercial Mortgage Trust, Series 2015-PC1, Class A5
3.90%, 7/10/50	200	220
Commercial Mortgage Trust, Series 2018-COR3, Class A3
4.23%, 5/10/51	200	230
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4
3.51%, 4/15/50	225	242
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.72%, 8/15/48	500	546
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5
3.09%, 1/15/49	100	107
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5
3.50%, 11/15/49	200	218
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A4
4.42%, 11/15/51	300	348
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5
4.03%, 4/15/51	100	113
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3
2.56%, 3/15/53	200	207
DBJPM Mortgage Trust, Series 2017-C6, Class A5
3.33%, 6/10/50	250	274
DBJPM Mortgage Trust, Series 2020-C9, Class A5
1.93%, 9/15/53	100	99
GS Mortgage Securities Trust, Series 2012-GCJ9, Class A3
2.77%, 11/10/45	170	174
GS Mortgage Securities Trust, Series 2013-GC13, Class A5
4.19%, 7/10/46(1) (2)	200	212
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Commercial Mortgage-Backed Securities – 1.3%continued
GS Mortgage Securities Trust, Series 2013-GC14, Class A5
4.24%, 8/10/46	$150	$160
GS Mortgage Securities Trust, Series 2014-GC20, Class A5
4.00%, 4/10/47	100	107
GS Mortgage Securities Trust, Series 2014-GC24, Class A5
3.93%, 9/10/47	300	326
GS Mortgage Securities Trust, Series 2014-GC26, Class A5
3.63%, 11/10/47	250	270
GS Mortgage Securities Trust, Series 2016-GS2, Class A4
3.05%, 5/10/49	100	107
GS Mortgage Securities Trust, Series 2016-GS3, Class A4
2.85%, 10/10/49	200	213
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 8/10/50	250	275
GS Mortgage Securities Trust, Series 2017-GS8, Class A4
3.47%, 11/10/50	200	221
GS Mortgage Securities Trust, Series 2018-GS9, Class A4
3.99%, 3/10/51	150	171
GS Mortgage Securities Trust, Series 2019-GC40, Class A4
3.16%, 7/10/52	150	163
GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.91%, 2/13/53	300	322
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS
3.37%, 12/15/47	50	52
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A4
4.00%, 4/15/47	500	537
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5
3.80%, 7/15/47	500	536

NORTHERN FUNDS QUARTERLY REPORT     5    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Commercial Mortgage-Backed Securities – 1.3%continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A5
3.64%, 11/15/47	$200	$216
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C30, Class A5
3.82%, 7/15/48	200	220
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C2, Class A4
3.14%, 6/15/49	100	107
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C4, Class A3
3.14%, 12/15/49	150	162
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5
2.87%, 8/15/49	200	214
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS
3.14%, 8/15/49	100	105
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	300	331
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C7, Class A5
3.41%, 10/15/50	200	221
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5
3.72%, 3/15/50	350	389
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5
3.45%, 9/15/50	100	110
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	200	220
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Commercial Mortgage-Backed Securities – 1.3%continued
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5
2.18%, 5/13/53	$1,000	$1,014
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4
4.30%, 8/15/46(1) (2)	200	209
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.10%, 5/15/46	200	208
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5
4.06%, 2/15/47	200	214
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5
3.53%, 10/15/48	100	109
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4
3.33%, 5/15/49	250	269
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5
2.86%, 9/15/49	100	106
Morgan Stanley Capital I Trust, Series 2018-H3, Class A5
4.18%, 7/15/51	150	173
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	100	115
Morgan Stanley Capital I Trust, Series 2018-L1, Class A4
4.41%, 10/15/51	200	233
Morgan Stanley Capital I Trust, Series 2019-H7, Class A4
3.26%, 7/15/52	250	273
Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4
2.04%, 7/15/53	500	502
Morgan Stanley Capital I Trust, Series 2020-L4, Class A3
2.70%, 2/15/53	200	211

FIXED INCOME INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Commercial Mortgage-Backed Securities – 1.3%continued
Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	$200	$222
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4
3.46%, 6/15/50	250	271
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4
3.49%, 8/15/50	250	275
UBS Commercial Mortgage Trust, Series 2017-C3, Class A4
3.43%, 8/15/50	175	190
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5
3.58%, 12/15/50	100	110
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4
3.68%, 12/15/50	150	165
UBS Commercial Mortgage Trust, Series 2018-C10, Class A4
4.31%, 5/15/51	200	229
UBS Commercial Mortgage Trust, Series 2018-C11, Class A5
4.24%, 6/15/51	150	171
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4
4.33%, 10/15/51	200	231
UBS Commercial Mortgage Trust, Series 2018-C14, Class A4
4.45%, 12/15/51	100	116
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4
3.98%, 2/15/51	150	170
UBS Commercial Mortgage Trust, Series 2018-C9, Class A4
4.12%, 3/15/51	100	113
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4
3.24%, 4/10/46	250	259
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3
2.92%, 10/15/45	132	135
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4
3.17%, 2/15/48	100	107
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Commercial Mortgage-Backed Securities – 1.3%continued
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4
3.66%, 9/15/58	$250	$274
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5
3.18%, 4/15/50	200	215
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5
3.77%, 7/15/58	300	329
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4
3.72%, 12/15/48	350	385
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A4
3.56%, 1/15/59	200	219
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4
3.43%, 3/15/59	250	273
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	100	106
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4
3.07%, 11/15/59	250	265
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4
2.94%, 10/15/49	200	215
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4
2.92%, 11/15/49	150	160
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 9/15/50	250	275
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4
3.58%, 10/15/50	100	111
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	100	111
Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4
4.01%, 3/15/51	150	170
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class A5
4.21%, 5/15/51	155	178

NORTHERN FUNDS QUARTERLY REPORT     7    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Commercial Mortgage-Backed Securities – 1.3%continued
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5
4.30%, 1/15/52	$100	$116
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A5
3.73%, 5/15/52	200	225
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class A5
2.73%, 2/15/53	100	106
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5
2.45%, 6/15/53	500	519
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class AS
3.56%, 3/15/48	50	52
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class ASB
2.84%, 3/15/48	134	136
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class A4
3.00%, 5/15/45	500	519
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A5
3.34%, 6/15/46	150	157
WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A5
4.42%, 9/15/46	250	268
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5
3.63%, 11/15/47	250	270
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5
4.05%, 3/15/47	100	108
		40,796
Credit Card – 0.1%
American Express Credit Account Master Trust, Series 2017-7, Class A
2.35%, 5/15/25	100	103
American Express Credit Account Master Trust, Series 2018-2, Class A
3.01%, 10/15/25	150	157
BA Credit Card Trust, Series 2020-A1, Class A1
0.34%, 5/15/26	150	149
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Credit Card – 0.1%continued
BA Credit Card Trust, Series 2021-A1, Class A1
0.44%, 9/15/26	$200	$200
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3
2.06%, 8/15/28	250	262
Chase Issuance Trust, Series 2020-A1, Class A1
1.53%, 1/15/25	200	204
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
6.15%, 6/15/39	150	211
Citibank Credit Card Issuance Trust, Series 2018-A3, Class A3
3.29%, 5/23/25	100	106
Citibank Credit Card Issuance Trust, Series 2018-A6, Class A6
3.21%, 12/7/24	150	156
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7
3.96%, 10/13/30	200	234
Discover Card Execution Note Trust, Series 2018-A1, Class A1
3.03%, 8/15/25	200	209
Discover Card Execution Note Trust, Series 2019-A3, Class A
1.89%, 10/15/24	200	204
Synchrony Credit Card Master Note Trust, Series 2017-2, Class A
2.62%, 10/15/25	100	103
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A
3.47%, 5/15/26	100	106
World Financial Network Credit Card Master Trust, Series 2019-C, Class A
2.21%, 7/15/26	200	205
		2,609
Other – 0.0%
AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3
2.84%, 3/1/26	79	83
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3
4.24%, 8/15/23	35	36

FIXED INCOME INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%continued
Other – 0.0%continued
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3
3.03%, 10/15/25	$119	$125
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3
4.38%, 11/1/23	36	37
PSNH Funding LLC 3, Series 2018-1, Class A3
3.81%, 2/1/35	100	116
Verizon Owner Trust, Series 2020-B, Class A
0.47%, 2/20/25	200	200
Verizon Owner Trust, Series 2020-C, Class A
0.41%, 4/21/25	400	401
		998
Total Asset-Backed Securities
(Cost $48,934)		51,297

CORPORATE BONDS – 22.2%
Advertising & Marketing – 0.0%
Interpublic Group of (The) Cos., Inc.,
4.75%, 3/30/30	300	354
Omnicom Group, Inc./Omnicom Capital, Inc.,
3.60%, 4/15/26	525	580
		934
Aerospace & Defense – 0.5%
Boeing (The) Co.,
4.51%, 5/1/23	1,000	1,066
2.85%, 10/30/24	110	116
4.88%, 5/1/25	300	336
2.25%, 6/15/26	250	255
6.13%, 2/15/33	135	171
6.63%, 2/15/38	100	133
5.88%, 2/15/40	1,175	1,514
5.81%, 5/1/50	1,060	1,427
General Dynamics Corp.,
2.25%, 11/15/22	500	511
2.13%, 8/15/26	350	366
4.25%, 4/1/40	1,000	1,224
2.85%, 6/1/41	160	164
L3Harris Technologies, Inc.,
4.40%, 6/15/28	449	521
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Aerospace & Defense – 0.5%continued
Lockheed Martin Corp.,
3.55%, 1/15/26	$600	$663
3.60%, 3/1/35	135	154
4.07%, 12/15/42	868	1,054
3.80%, 3/1/45	230	268
4.09%, 9/15/52	20	25
Northrop Grumman Corp.,
3.25%, 1/15/28	1,000	1,092
5.05%, 11/15/40	250	326
4.75%, 6/1/43	250	322
4.03%, 10/15/47	60	72
Precision Castparts Corp.,
2.50%, 1/15/23	500	514
3.90%, 1/15/43	100	111
4.38%, 6/15/45	350	422
Raytheon Technologies Corp.,
3.50%, 3/15/27	500	551
4.13%, 11/16/28	750	863
7.50%, 9/15/29	100	140
6.05%, 6/1/36	600	837
6.13%, 7/15/38	175	250
5.70%, 4/15/40	500	697
4.70%, 12/15/41	100	126
4.50%, 6/1/42	450	560
3.75%, 11/1/46	750	845
		17,696
Airlines – 0.1%
Southwest Airlines Co. Pass Through Trust, Series 2007-1,
6.15%, 8/1/22	107	110
United Airlines Pass Through Trust, Series 2019-1, Class AA,
4.15%, 8/25/31	1,685	1,843
		1,953
Apparel & Textile Products – 0.1%
NIKE, Inc.,
2.38%, 11/1/26	250	266
2.75%, 3/27/27	1,000	1,078
3.63%, 5/1/43	75	87
3.38%, 11/1/46	500	561
		1,992

NORTHERN FUNDS QUARTERLY REPORT     9    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Auto Parts Manufacturing – 0.0%
Aptiv Corp.,
4.15%, 3/15/24	$300	$326
BorgWarner, Inc.,
4.38%, 3/15/45	170	195
		521
Automobiles Manufacturing – 0.4%
American Honda Finance Corp.,
2.60%, 11/16/22	45	46
3.63%, 10/10/23	500	536
2.40%, 6/27/24	80	84
Daimler Finance North America LLC,
8.50%, 1/18/31	175	265
General Motors Co.,
6.13%, 10/1/25	1,000	1,184
5.00%, 4/1/35	500	604
6.25%, 10/2/43	1,050	1,450
6.75%, 4/1/46	145	209
5.40%, 4/1/48	267	340
General Motors Financial Co., Inc.,
3.70%, 5/9/23	1,050	1,102
2.70%, 8/20/27	740	769
5.65%, 1/17/29	150	182
Harley-Davidson, Inc.,
4.63%, 7/28/45	670	734
Toyota Motor Credit Corp.,
2.70%, 1/11/23	625	648
2.90%, 3/30/23	3,000	3,134
2.25%, 10/18/23	545	568
		11,855
Banks – 0.9%
Bank of America N.A.,
6.00%, 10/15/36	250	350
Discover Bank,
2.70%, 2/6/30	250	261
Fifth Third Bancorp,
3.65%, 1/25/24	570	611
8.25%, 3/1/38	275	459
HSBC Bank U.S.A. N.A.,
7.00%, 1/15/39	350	545
HSBC U.S.A., Inc.,
3.50%, 6/23/24	1,000	1,083
Huntington National Bank (The),
3.55%, 10/6/23	1,000	1,066
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Banks – 0.9%continued
KeyBank N.A.,
1.25%, 3/10/23	$1,500	$1,522
3.30%, 6/1/25	250	273
M&T Bank Corp.,
3.55%, 7/26/23	100	106
PNC Bank N.A.,
2.70%, 11/1/22	750	772
2.95%, 1/30/23	500	519
3.80%, 7/25/23	1,000	1,066
PNC Financial Services Group (The), Inc.,
2.85%, 11/9/22	100	103
3.15%, 5/19/27	1,000	1,093
Truist Bank,
3.00%, 2/2/23	1,361	1,416
2.75%, 5/1/23	350	365
3.63%, 9/16/25	250	275
4.05%, 11/3/25	600	674
3.80%, 10/30/26	250	280
Truist Financial Corp.,
2.85%, 10/26/24	1,000	1,069
U.S. Bancorp,
2.95%, 7/15/22	1,700	1,744
3.60%, 9/11/24	350	381
2.38%, 7/22/26	455	482
3.90%, 4/26/28	545	628
U.S. Bank N.A.,
2.80%, 1/27/25	250	267
Wells Fargo & Co.,
3.45%, 2/13/23	125	131
4.13%, 8/15/23	200	215
3.30%, 9/9/24	1,095	1,181
3.00%, 2/19/25	655	701
3.00%, 4/22/26	800	860
3.00%, 10/23/26	600	647
4.30%, 7/22/27	110	125
(Variable, ICE LIBOR USD 3M + 1.31%), 3.58%, 5/22/28 (3)	585	645
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (3)	565	586
3.90%, 5/1/45	950	1,114
4.40%, 6/14/46	850	1,025
(Variable, U.S. SOFR + 4.50%), 5.01%, 4/4/51 (3)	3,500	4,794

FIXED INCOME INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Banks – 0.9%continued
Wells Fargo Bank N.A.,
5.85%, 2/1/37	$250	$343
6.60%, 1/15/38	300	443
		30,220
Biotechnology – 0.2%
Amgen, Inc.,
3.20%, 11/2/27	100	109
2.45%, 2/21/30	150	155
5.15%, 11/15/41	126	166
2.77%, 9/1/53	1,876	1,769
Baxalta, Inc.,
4.00%, 6/23/25	225	248
Biogen, Inc.,
4.05%, 9/15/25	55	61
2.25%, 5/1/30	40	40
3.25%, 2/15/51 (4)	112	112
Gilead Sciences, Inc.,
3.25%, 9/1/22	145	149
3.50%, 2/1/25	250	271
3.65%, 3/1/26	2,000	2,205
4.00%, 9/1/36	1,000	1,156
4.80%, 4/1/44	245	310
4.50%, 2/1/45	150	183
4.75%, 3/1/46	210	266
		7,200
Cable & Satellite – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	625	708
3.75%, 2/15/28	1,790	1,974
5.05%, 3/30/29	305	360
2.80%, 4/1/31	715	731
5.75%, 4/1/48	520	662
4.80%, 3/1/50	980	1,126
Comcast Corp.,
3.38%, 2/15/25	145	157
2.35%, 1/15/27	570	598
3.30%, 2/1/27	965	1,061
4.15%, 10/15/28	1,450	1,679
3.40%, 4/1/30	1,370	1,512
4.25%, 1/15/33	1,550	1,847
7.05%, 3/15/33	140	203
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Cable & Satellite – 0.6%continued
5.65%, 6/15/35	$1,005	$1,360
4.75%, 3/1/44	385	490
4.60%, 8/15/45	380	477
4.00%, 8/15/47	40	47
4.00%, 11/1/49	90	106
2.45%, 8/15/52	110	99
4.05%, 11/1/52	694	826
4.95%, 10/15/58	930	1,286
TCI Communications, Inc.,
7.88%, 2/15/26	755	975
Time Warner Cable LLC,
6.55%, 5/1/37	68	93
7.30%, 7/1/38	705	1,030
6.75%, 6/15/39	130	181
5.50%, 9/1/41	75	93
Time Warner Entertainment Co. L.P.,
8.38%, 7/15/33	260	394
		20,075
Chemicals – 0.3%
Air Products and Chemicals, Inc.,
2.75%, 2/3/23	250	259
Dow Chemical (The) Co.,
4.55%, 11/30/25	55	63
7.38%, 11/1/29	100	139
4.25%, 10/1/34	670	774
9.40%, 5/15/39	300	529
5.25%, 11/15/41	400	522
DuPont de Nemours, Inc.,
4.73%, 11/15/28	580	692
5.32%, 11/15/38	208	275
5.42%, 11/15/48	2,000	2,777
Eastman Chemical Co.,
4.80%, 9/1/42	200	244
4.65%, 10/15/44	100	121
Ecolab, Inc.,
3.25%, 1/14/23	65	68
2.70%, 11/1/26	70	75
5.50%, 12/8/41	455	633
International Flavors & Fragrances, Inc.,
5.00%, 9/26/48	67	87
Linde, Inc.,
2.20%, 8/15/22	150	153
2.70%, 2/21/23	250	258

NORTHERN FUNDS QUARTERLY REPORT     11    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Chemicals – 0.3%continued
Lubrizol (The) Corp.,
6.50%, 10/1/34	$50	$72
LYB International Finance III LLC,
3.38%, 5/1/30	240	260
Mosaic (The) Co.,
3.25%, 11/15/22	36	37
5.45%, 11/15/33	250	313
4.88%, 11/15/41	100	117
PPG Industries, Inc.,
3.20%, 3/15/23	500	522
RPM International, Inc.,
3.75%, 3/15/27	100	110
Sherwin-Williams (The) Co.,
3.45%, 6/1/27	205	226
2.95%, 8/15/29	795	852
4.55%, 8/1/45	30	37
Westlake Chemical Corp.,
3.60%, 8/15/26	950	1,035
		11,250
Commercial Finance – 0.2%
Air Lease Corp.,
2.75%, 1/15/23	125	129
3.00%, 9/15/23	245	256
4.25%, 9/15/24	485	529
3.25%, 3/1/25	145	155
4.63%, 10/1/28	255	287
3.25%, 10/1/29	500	521
GATX Corp.,
3.50%, 3/15/28	500	545
5.20%, 3/15/44	35	45
GE Capital Funding LLC,
4.40%, 5/15/30	3,000	3,496
International Lease Finance Corp.,
5.88%, 8/15/22	250	265
		6,228
Communications Equipment – 0.5%
Apple, Inc.,
2.10%, 9/12/22	665	679
2.40%, 5/3/23	5	5
3.00%, 2/9/24	1,320	1,401
2.85%, 5/11/24	1,570	1,666
2.75%, 1/13/25	1,265	1,352
2.50%, 2/9/25	55	58
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Communications Equipment – 0.5%continued
2.45%, 8/4/26	$225	$239
3.35%, 2/9/27	370	411
3.20%, 5/11/27	540	597
2.90%, 9/12/27	1,625	1,770
3.00%, 11/13/27	1,000	1,094
3.85%, 5/4/43	230	273
4.45%, 5/6/44	75	97
4.38%, 5/13/45	195	249
4.65%, 2/23/46	250	332
3.75%, 9/12/47	150	177
3.75%, 11/13/47	25	29
2.95%, 9/11/49	550	567
2.65%, 5/11/50	2,000	1,964
Cisco Systems, Inc.,
2.20%, 9/20/23	235	244
2.95%, 2/28/26	375	407
5.90%, 2/15/39	690	1,005
Corning, Inc.,
5.75%, 8/15/40	170	231
5.35%, 11/15/48	500	672
Juniper Networks, Inc.,
5.95%, 3/15/41	100	133
		15,652
Construction Materials Manufacturing – 0.1%
Carlisle Cos., Inc.,
2.75%, 3/1/30	500	520
Martin Marietta Materials, Inc.,
3.45%, 6/1/27	500	546
Owens Corning,
3.40%, 8/15/26	400	434
3.88%, 6/1/30	500	558
		2,058
Consumer Finance – 0.6%
American Express Co.,
2.50%, 8/1/22	325	332
2.65%, 12/2/22	632	653
3.70%, 8/3/23	500	532
3.00%, 10/30/24	220	236
3.63%, 12/5/24	1,125	1,229
3.13%, 5/20/26	500	546
Capital One Financial Corp.,
3.20%, 1/30/23	400	417
3.75%, 4/24/24	1,000	1,080

FIXED INCOME INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Consumer Finance – 0.6%continued
3.30%, 10/30/24	$1,050	$1,131
3.75%, 7/28/26	505	557
3.75%, 3/9/27	250	278
Discover Financial Services,
4.50%, 1/30/26	500	564
Fiserv, Inc.,
3.85%, 6/1/25	45	50
3.50%, 7/1/29	1,865	2,052
4.40%, 7/1/49	500	603
Mastercard, Inc.,
3.35%, 3/26/30	3,000	3,374
3.80%, 11/21/46	500	595
PayPal Holdings, Inc.,
2.85%, 10/1/29	1,500	1,618
Synchrony Financial,
4.25%, 8/15/24	570	623
3.95%, 12/1/27	635	708
Visa, Inc.,
3.15%, 12/14/25	1,250	1,367
4.15%, 12/14/35	1,000	1,229
3.65%, 9/15/47	125	146
		19,920
Consumer Products – 0.2%
Church & Dwight Co., Inc.,
3.95%, 8/1/47	100	116
Clorox (The) Co.,
3.05%, 9/15/22	250	256
Colgate-Palmolive Co.,
2.25%, 11/15/22	1,150	1,181
2.10%, 5/1/23	400	412
Estee Lauder (The) Cos., Inc.,
6.00%, 5/15/37	100	144
4.38%, 6/15/45	150	187
4.15%, 3/15/47	70	87
Kimberly-Clark Corp.,
6.63%, 8/1/37	350	544
3.20%, 7/30/46	125	136
Procter & Gamble (The) Co.,
3.10%, 8/15/23	250	265
3.00%, 3/25/30	1,500	1,655
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Consumer Products – 0.2%continued
Unilever Capital Corp.,
2.00%, 7/28/26	$1,000	$1,042
5.90%, 11/15/32	125	172
		6,197
Containers & Packaging – 0.1%
International Paper Co.,
5.00%, 9/15/35	445	558
7.30%, 11/15/39	45	70
6.00%, 11/15/41	480	682
5.15%, 5/15/46	250	335
Packaging Corp. of America,
4.50%, 11/1/23	100	108
3.65%, 9/15/24	250	270
WestRock MWV LLC,
7.95%, 2/15/31	100	143
WRKCo, Inc.,
4.90%, 3/15/29	350	419
		2,585
Design, Manufacturing & Distribution – 0.0%
Arrow Electronics, Inc.,
3.88%, 1/12/28	250	280
Diversified Banks – 1.8%
Bank of America Corp.,
3.30%, 1/11/23	2,000	2,087
4.10%, 7/24/23	100	107
(Variable, ICE LIBOR USD 3M + 0.79%), 3.00%, 12/20/23 (3)	1,379	1,429
4.13%, 1/22/24	100	109
(Variable, ICE LIBOR USD 3M + 0.78%), 3.55%, 3/5/24 (3)	250	263
(Variable, ICE LIBOR USD 3M + 0.94%), 3.86%, 7/23/24 (3)	1,000	1,066
4.20%, 8/26/24	280	307
4.00%, 1/22/25	1,595	1,750
3.95%, 4/21/25	1,375	1,509
(Variable, ICE LIBOR USD 3M + 0.81%), 3.37%, 1/23/26 (3)	1,000	1,078
(Variable, ICE LIBOR USD 3M + 0.64%), 2.02%, 2/13/26 (3)	760	784
4.45%, 3/3/26	500	568
3.50%, 4/19/26	160	176
4.25%, 10/22/26	100	113
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28 (3)	1,200	1,307

NORTHERN FUNDS QUARTERLY REPORT     13    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Diversified Banks – 1.8%continued
(Variable, ICE LIBOR USD 3M + 1.21%), 3.97%, 2/7/30 (3)	$585	$663
(Variable, ICE LIBOR USD 3M + 0.99%), 2.50%, 2/13/31 (3)	5,000	5,105
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (3)	380	391
6.11%, 1/29/37	150	205
5.00%, 1/21/44	390	519
(Variable, ICE LIBOR USD 3M + 1.99%), 4.44%, 1/20/48 (3)	790	979
(Variable, ICE LIBOR USD 3M + 1.52%), 4.33%, 3/15/50 (3)	755	929
(Variable, ICE LIBOR USD 3M + 3.15%), 4.08%, 3/20/51 (3)	810	968
Citigroup, Inc.,
4.05%, 7/30/22	90	93
3.38%, 3/1/23	150	157
3.88%, 10/25/23	200	216
3.75%, 6/16/24	909	989
3.88%, 3/26/25	1,730	1,898
5.50%, 9/13/25	350	408
4.60%, 3/9/26	205	233
(Variable, U.S. SOFR + 2.84%), 3.11%, 4/8/26 (3)	2,000	2,140
3.20%, 10/21/26	505	547
4.30%, 11/20/26	825	931
4.45%, 9/29/27	170	194
(Variable, ICE LIBOR USD 3M + 1.39%), 3.67%, 7/24/28 (3)	710	783
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (3)	3,000	3,503
(Variable, U.S. SOFR + 2.11%), 2.57%, 6/3/31 (3)	750	771
6.63%, 6/15/32	100	136
6.00%, 10/31/33	350	465
6.13%, 8/25/36	125	173
8.13%, 7/15/39	680	1,175
5.88%, 1/30/42	30	43
4.75%, 5/18/46	1,530	1,947
JPMorgan Chase & Co.,
3.25%, 9/23/22	60	62
(Variable, ICE LIBOR USD 3M + 0.89%), 3.80%, 7/23/24 (3)	150	160
3.88%, 9/10/24	2,250	2,453
3.90%, 7/15/25	1,315	1,455
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Diversified Banks – 1.8%continued
7.75%, 7/15/25	$54	$68
(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (3)	3,000	3,102
3.20%, 6/15/26	500	544
2.95%, 10/1/26	485	522
8.00%, 4/29/27	750	1,011
3.63%, 12/1/27	705	775
(Variable, ICE LIBOR USD 3M + 1.34%), 3.78%, 2/1/28 (3)	500	555
(Variable, ICE LIBOR USD 3M + 0.95%), 3.51%, 1/23/29 (3)	500	551
(Variable, U.S. SOFR + 2.52%), 2.96%, 5/13/31 (3)	545	573
6.40%, 5/15/38	359	527
5.60%, 7/15/41	405	568
(Variable, U.S. SOFR + 1.51%), 2.53%, 11/19/41 (3)	785	748
5.40%, 1/6/42	100	137
5.63%, 8/16/43	150	212
4.95%, 6/1/45	630	834
(Variable, ICE LIBOR USD 3M + 1.58%), 4.26%, 2/22/48 (3)	285	346
(Variable, ICE LIBOR USD 3M + 1.38%), 3.96%, 11/15/48 (3)	740	868
(Variable, ICE LIBOR USD 3M + 1.22%), 3.90%, 1/23/49 (3)	1,500	1,743
(Variable, U.S. SOFR + 2.44%), 3.11%, 4/22/51 (3)	1,500	1,548
		58,576
Educational Services – 0.1%
California Institute of Technology,
4.70%, 11/1/11 (5)	110	156
Duke University,
2.68%, 10/1/44	200	208
Emory University,
2.97%, 9/1/50	500	522
Johns Hopkins University,
4.08%, 7/1/53	100	130
Massachusetts Institute of Technology,
5.60%, 7/1/11 (5)	190	324
4.68%, 7/1/14 (6)	15	22
3.89%, 7/1/16 (7)	300	368
Northwestern University,
4.64%, 12/1/44	50	66

FIXED INCOME INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Educational Services – 0.1%continued
President and Fellows of Harvard College,
2.52%, 10/15/50	$1,000	$1,001
Trustees of the University of Pennsylvania (The),
4.67%, 9/1/12 (8)	100	139
University of Southern California,
2.81%, 10/1/50	500	507
		3,443
Electrical Equipment Manufacturing – 0.1%
Carrier Global Corp.,
2.72%, 2/15/30	1,000	1,037
Otis Worldwide Corp.,
3.36%, 2/15/50	500	526
Rockwell Automation, Inc.,
4.20%, 3/1/49	100	125
		1,688
Entertainment Content – 0.5%
Discovery Communications LLC,
2.95%, 3/20/23	58	60
3.95%, 6/15/25	230	252
3.95%, 3/20/28	248	276
4.13%, 5/15/29	237	265
3.63%, 5/15/30	975	1,064
5.30%, 5/15/49	145	184
Fox Corp.,
5.58%, 1/25/49	2,000	2,700
NBCUniversal Media LLC,
5.95%, 4/1/41	275	396
4.45%, 1/15/43	650	797
ViacomCBS, Inc.,
3.88%, 4/1/24	245	264
3.70%, 8/15/24	565	610
4.75%, 5/15/25	260	294
4.20%, 5/19/32	1,000	1,154
4.38%, 3/15/43	490	567
5.85%, 9/1/43	300	411
5.25%, 4/1/44	30	39
Walt Disney (The) Co.,
3.70%, 9/15/24	915	995
6.40%, 12/15/35	31	45
4.13%, 12/1/41	105	126
3.70%, 12/1/42	395	449
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Entertainment Content – 0.5%continued
4.95%, 10/15/45	$500	$674
2.75%, 9/1/49	1,000	987
3.60%, 1/13/51	2,000	2,267
		14,876
Exploration & Production – 0.2%
Burlington Resources LLC,
7.40%, 12/1/31	120	177
5.95%, 10/15/36	125	172
Cimarex Energy Co.,
4.38%, 3/15/29	200	227
ConocoPhillips,
5.90%, 5/15/38	280	390
4.88%, 10/1/47 (4)	1,000	1,316
ConocoPhillips Co.,
4.95%, 3/15/26	120	140
6.95%, 4/15/29	465	633
Devon Energy Corp.,
5.85%, 12/15/25	660	775
EOG Resources, Inc.,
2.63%, 3/15/23	670	692
3.15%, 4/1/25	145	156
Hess Corp.,
7.13%, 3/15/33	690	935
Marathon Oil Corp.,
6.80%, 3/15/32	175	230
5.20%, 6/1/45	1,000	1,199
		7,042
Financial Services – 1.0%
Ameriprise Financial, Inc.,
4.00%, 10/15/23	250	270
3.70%, 10/15/24	500	545
2.88%, 9/15/26	435	467
Ares Capital Corp.,
3.88%, 1/15/26	620	664
Bank of New York Mellon (The) Corp.,
2.20%, 8/16/23	285	295
3.25%, 5/16/27	500	549
(Variable, ICE LIBOR USD 3M + 1.07%), 3.44%, 2/7/28 (3)	1,000	1,101
BlackRock, Inc.,
3.50%, 3/18/24	250	270
2.40%, 4/30/30	500	523
1.90%, 1/28/31	220	220

NORTHERN FUNDS QUARTERLY REPORT     15    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Financial Services – 1.0%continued
Charles Schwab (The) Corp.,
2.65%, 1/25/23	$175	$181
3.45%, 2/13/26	280	308
3.20%, 3/2/27	500	546
CME Group, Inc.,
3.75%, 6/15/28	300	342
5.30%, 9/15/43	45	65
Goldman Sachs Group (The), Inc.,
3.63%, 1/22/23	325	341
3.75%, 5/22/25	2,690	2,943
(Variable, ICE LIBOR USD 3M + 1.20%), 3.27%, 9/29/25 (3)	186	199
3.75%, 2/25/26	2,575	2,849
3.50%, 11/16/26	500	544
(Variable, U.S. SOFR + 0.79%), 1.09%, 12/9/26 (3)	55	54
5.95%, 1/15/27	80	97
3.85%, 1/26/27	125	138
(Variable, U.S. SOFR + 0.80%), 1.43%, 3/9/27 (3)	314	313
(Variable, ICE LIBOR USD 3M + 1.51%), 3.69%, 6/5/28 (3)	1,000	1,104
(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 4/23/29 (3)	70	78
6.75%, 10/1/37	615	896
(Variable, ICE LIBOR USD 3M + 1.43%), 4.41%, 4/23/39 (3)	1,020	1,242
6.25%, 2/1/41	300	446
4.80%, 7/8/44	350	457
Intercontinental Exchange, Inc.,
2.35%, 9/15/22	500	511
2.65%, 9/15/40	1,620	1,553
Jefferies Group LLC,
5.13%, 1/20/23	315	337
Legg Mason, Inc.,
5.63%, 1/15/44	269	376
Morgan Stanley,
4.10%, 5/22/23	580	618
3.88%, 4/29/24	680	740
3.70%, 10/23/24	310	338
4.00%, 7/23/25	2,000	2,225
6.25%, 8/9/26	100	124
3.63%, 1/20/27	124	137
3.95%, 4/23/27	1,190	1,330
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Financial Services – 1.0%continued
(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (3)	$980	$987
(Variable, ICE LIBOR USD 3M + 1.34%), 3.59%, 7/22/28 (3)	1,000	1,108
(Variable, U.S. SOFR + 1.02%), 1.93%, 4/28/32 (3)	66	64
6.38%, 7/24/42	300	460
4.30%, 1/27/45	1,095	1,353
Owl Rock Capital Corp.,
3.75%, 7/22/25	300	317
State Street Corp.,
3.10%, 5/15/23	225	236
3.70%, 11/20/23	340	367
3.30%, 12/16/24	330	359
TD Ameritrade Holding Corp.,
3.63%, 4/1/25	250	273
		31,860
Food & Beverage – 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	1,980	2,506
Anheuser-Busch InBev Worldwide, Inc.,
4.75%, 1/23/29	1,000	1,191
3.50%, 6/1/30	2,000	2,225
8.20%, 1/15/39	750	1,247
5.45%, 1/23/39	190	251
8.00%, 11/15/39	310	504
4.60%, 4/15/48	1,520	1,856
4.50%, 6/1/50	1,000	1,217
Brown-Forman Corp.,
4.50%, 7/15/45	200	257
Campbell Soup Co.,
2.50%, 8/2/22	205	210
3.65%, 3/15/23	86	90
Coca-Cola (The) Co.,
1.75%, 9/6/24	80	83
3.38%, 3/25/27	760	847
Conagra Brands, Inc.,
4.30%, 5/1/24	85	93
7.00%, 10/1/28	200	266
4.85%, 11/1/28	100	119
5.30%, 11/1/38	1,000	1,271

FIXED INCOME INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Food & Beverage – 0.8%continued
Constellation Brands, Inc.,
2.65%, 11/7/22	$625	$643
4.40%, 11/15/25	188	212
3.60%, 2/15/28	250	277
3.15%, 8/1/29	480	515
5.25%, 11/15/48	167	223
General Mills, Inc.,
2.60%, 10/12/22	140	144
3.65%, 2/15/24	75	80
2.88%, 4/15/30	1,050	1,112
Hershey (The) Co.,
2.30%, 8/15/26	365	388
Ingredion, Inc.,
3.20%, 10/1/26	250	272
J.M. Smucker (The) Co.,
3.50%, 3/15/25	500	545
4.38%, 3/15/45	250	299
Kellogg Co.,
4.50%, 4/1/46	750	930
Keurig Dr. Pepper, Inc.,
2.55%, 9/15/26	185	196
4.42%, 12/15/46	450	540
McCormick & Co., Inc.,
2.70%, 8/15/22	160	164
Molson Coors Beverage Co.,
3.00%, 7/15/26	170	182
5.00%, 5/1/42	275	337
4.20%, 7/15/46	300	334
PepsiCo, Inc.,
2.75%, 4/30/25	500	534
2.63%, 3/19/27	160	172
2.63%, 7/29/29	195	209
2.75%, 3/19/30	205	221
3.38%, 7/29/49	3,000	3,366
Tyson Foods, Inc.,
5.15%, 8/15/44	455	586
		26,714
Forest & Paper Products Manufacturing – 0.0%
Georgia-Pacific LLC,
8.00%, 1/15/24	500	592
7.75%, 11/15/29	500	721
		1,313
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Hardware – 0.2%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23	$350	$380
5.85%, 7/15/25	2,000	2,346
4.90%, 10/1/26	380	439
5.30%, 10/1/29	225	271
8.35%, 7/15/46	900	1,472
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	830	866
4.65%, 10/1/24	1,315	1,462
1.75%, 4/1/26	160	162
6.35%, 10/15/45	200	269
HP, Inc.,
4.05%, 9/15/22	25	26
6.00%, 9/15/41	275	362
NetApp, Inc.,
3.30%, 9/29/24	160	171
		8,226
Health Care Facilities & Services – 0.7%
Advocate Health & Hospitals Corp.,
3.01%, 6/15/50	265	272
AHS Hospital Corp.,
5.02%, 7/1/45	100	136
AmerisourceBergen Corp.,
3.25%, 3/1/25	135	145
4.25%, 3/1/45	60	70
4.30%, 12/15/47	1,000	1,166
Ascension Health,
2.53%, 11/15/29	750	788
Cardinal Health, Inc.,
3.75%, 9/15/25	250	275
4.60%, 3/15/43	35	40
4.50%, 11/15/44	710	813
Cigna Corp.,
4.38%, 10/15/28	3,300	3,838
4.80%, 7/15/46	580	736
CommonSpirit Health,
3.82%, 10/1/49	1,000	1,120
CVS Health Corp.,
2.75%, 12/1/22	850	873
3.70%, 3/9/23	4	4
3.88%, 7/20/25	148	163
4.30%, 3/25/28	829	952
3.25%, 8/15/29	1,580	1,714

NORTHERN FUNDS QUARTERLY REPORT     17    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Health Care Facilities & Services – 0.7%continued
4.78%, 3/25/38	$170	$209
5.30%, 12/5/43	750	995
5.13%, 7/20/45	275	358
5.05%, 3/25/48	1,440	1,870
Dignity Health,
5.27%, 11/1/64	200	277
HCA, Inc.,
4.50%, 2/15/27	1,780	2,012
4.13%, 6/15/29	250	282
5.50%, 6/15/47	330	430
5.25%, 6/15/49	170	217
Laboratory Corp. of America Holdings,
4.70%, 2/1/45	300	360
McKesson Corp.,
2.70%, 12/15/22	120	123
3.80%, 3/15/24	160	172
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	126
NYU Langone Hospitals,
4.37%, 7/1/47	500	603
Quest Diagnostics, Inc.,
3.45%, 6/1/26	115	126
Sutter Health,
4.09%, 8/15/48	500	599
		21,864
Home & Office Products Manufacturing – 0.0%
Leggett & Platt, Inc.,
3.50%, 11/15/27	818	883
Home Improvement – 0.0%
Whirlpool Corp.,
3.70%, 5/1/25	250	273
4.50%, 6/1/46	60	72
		345
Homebuilders – 0.0%
D.R. Horton, Inc.,
2.60%, 10/15/25	510	537
Industrial Other – 0.2%
3M Co.,
3.25%, 2/14/24	456	488
3.05%, 4/15/30	2,000	2,195
Dover Corp.,
2.95%, 11/4/29	10	11
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Industrial Other – 0.2%continued
General Electric Co.,
3.45%, 5/15/24	$520	$557
3.45%, 5/1/27	625	687
6.75%, 3/15/32	150	208
6.88%, 1/10/39	40	60
Honeywell International, Inc.,
3.35%, 12/1/23	260	278
2.50%, 11/1/26	780	831
3.81%, 11/21/47	125	149
Illinois Tool Works, Inc.,
3.50%, 3/1/24	250	268
3.90%, 9/1/42	700	831
WW Grainger, Inc.,
4.60%, 6/15/45	300	388
		6,951
Integrated Oils – 0.4%
BP Capital Markets America, Inc.,
3.22%, 11/28/23	680	720
3.80%, 9/21/25	605	671
3.12%, 5/4/26	535	580
3.02%, 1/16/27	790	853
3.54%, 4/6/27	300	331
4.23%, 11/6/28	100	116
3.63%, 4/6/30	110	123
Chevron Corp.,
2.36%, 12/5/22	270	276
2.57%, 5/16/23	170	176
2.90%, 3/3/24	60	64
3.33%, 11/17/25	140	153
2.95%, 5/16/26	1,465	1,588
Chevron U.S.A., Inc.,
5.25%, 11/15/43	1,000	1,359
Exxon Mobil Corp.,
2.44%, 8/16/29	580	607
2.61%, 10/15/30	385	406
3.00%, 8/16/39	200	205
3.57%, 3/6/45	590	640
4.11%, 3/1/46	1,195	1,410
4.33%, 3/19/50	1,500	1,862
3.45%, 4/15/51	955	1,039
		13,179

FIXED INCOME INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Internet Media – 0.1%
Alphabet, Inc.,
2.05%, 8/15/50	$75	$66
2.25%, 8/15/60	1,925	1,698
		1,764
Leisure Products Manufacturing – 0.0%
Hasbro, Inc.,
3.90%, 11/19/29	110	122
6.35%, 3/15/40	250	349
		471
Life Insurance – 0.3%
Aflac, Inc.,
3.60%, 4/1/30	1,000	1,127
Equitable Holdings, Inc.,
5.00%, 4/20/48	1,000	1,276
Globe Life, Inc.,
3.80%, 9/15/22	420	436
Lincoln National Corp.,
3.63%, 12/12/26	265	293
6.30%, 10/9/37	100	140
MetLife, Inc.,
3.05%, 12/15/22	280	291
3.00%, 3/1/25	830	892
6.38%, 6/15/34	485	694
6.40%, 12/15/36	150	193
4.13%, 8/13/42	460	549
4.72%, 12/15/44	370	479
Primerica, Inc.,
4.75%, 7/15/22	100	104
Principal Financial Group, Inc.,
4.63%, 9/15/42	40	50
Prudential Financial, Inc.,
3.50%, 5/15/24	85	92
5.70%, 12/14/36	200	275
3.00%, 3/10/40	1,500	1,532
(Variable, ICE LIBOR USD 3M + 3.04%), 5.20%, 3/15/44 (3)	275	295
3.91%, 12/7/47	344	400
3.94%, 12/7/49	335	391
Voya Financial, Inc.,
4.80%, 6/15/46	1,000	1,266
		10,775
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Machinery Manufacturing – 0.3%
Caterpillar Financial Services Corp.,
3.75%, 11/24/23	$1,000	$1,080
2.15%, 11/8/24	210	220
Caterpillar, Inc.,
3.40%, 5/15/24	790	848
3.80%, 8/15/42	185	221
4.30%, 5/15/44	235	297
3.25%, 9/19/49	220	243
Deere & Co.,
5.38%, 10/16/29	250	319
3.75%, 4/15/50	1,500	1,814
Eaton Corp.,
3.10%, 9/15/27	250	272
John Deere Capital Corp.,
2.80%, 3/6/23	500	521
3.05%, 1/6/28	250	274
Parker-Hannifin Corp.,
3.30%, 11/21/24	500	537
3.25%, 6/14/29	500	547
4.20%, 11/21/34	200	235
4.45%, 11/21/44	500	616
Trane Technologies Global Holding Co. Ltd.,
5.75%, 6/15/43	150	215
		8,259
Managed Care – 0.4%
Aetna, Inc.,
2.75%, 11/15/22	400	411
6.63%, 6/15/36	40	58
6.75%, 12/15/37	150	221
4.50%, 5/15/42	100	119
3.88%, 8/15/47	143	160
Anthem, Inc.,
3.50%, 8/15/24	545	587
2.38%, 1/15/25	755	791
6.38%, 6/15/37	500	706
4.63%, 5/15/42	525	651
3.60%, 3/15/51	300	330
Humana, Inc.,
3.95%, 3/15/27	85	95
Kaiser Foundation Hospitals,
3.27%, 11/1/49	500	546

NORTHERN FUNDS QUARTERLY REPORT     19    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Managed Care – 0.4%continued
UnitedHealth Group, Inc.,
3.35%, 7/15/22	$1,255	$1,295
3.50%, 2/15/24	40	43
3.75%, 7/15/25	655	727
3.45%, 1/15/27	1,500	1,664
2.88%, 8/15/29	160	173
5.80%, 3/15/36	250	352
6.63%, 11/15/37	640	973
6.88%, 2/15/38	170	264
4.75%, 7/15/45	500	655
3.13%, 5/15/60	1,000	1,031
		11,852
Mass Merchants – 0.2%
Costco Wholesale Corp.,
2.75%, 5/18/24	750	795
Dollar General Corp.,
3.25%, 4/15/23	900	939
Dollar Tree, Inc.,
3.70%, 5/15/23	165	174
Target Corp.,
2.25%, 4/15/25	1,000	1,051
Walmart, Inc.,
2.35%, 12/15/22	500	515
3.30%, 4/22/24	625	670
3.55%, 6/26/25	180	199
3.25%, 7/8/29	1,000	1,118
2.38%, 9/24/29	1,245	1,319
3.95%, 6/28/38	500	602
5.00%, 10/25/40	275	373
4.30%, 4/22/44	145	184
3.63%, 12/15/47	70	82
		8,021
Medical Equipment & Devices Manufacturing – 0.4%
Abbott Laboratories,
2.95%, 3/15/25	1,000	1,075
1.15%, 1/30/28	565	554
4.75%, 11/30/36	555	715
4.75%, 4/15/43	650	862
Agilent Technologies, Inc.,
3.88%, 7/15/23	250	265
Baxter International, Inc.,
3.50%, 8/15/46	350	394
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Medical Equipment & Devices Manufacturing – 0.4%continued
Becton Dickinson and Co.,
4.69%, 12/15/44	$239	$297
4.67%, 6/6/47	1,000	1,246
Boston Scientific Corp.,
3.85%, 5/15/25	128	141
7.38%, 1/15/40	540	855
Medtronic, Inc.,
3.50%, 3/15/25	232	255
4.38%, 3/15/35	913	1,136
4.63%, 3/15/45	406	533
Stryker Corp.,
3.38%, 11/1/25	250	273
3.50%, 3/15/26	1,000	1,104
4.10%, 4/1/43	50	59
4.38%, 5/15/44	200	246
Thermo Fisher Scientific, Inc.,
3.20%, 8/15/27	160	175
4.50%, 3/25/30	1,000	1,191
Zimmer Biomet Holdings, Inc.,
3.55%, 4/1/25	120	130
		11,506
Metals & Mining – 0.2%
Barrick North America Finance LLC,
5.70%, 5/30/41	500	687
Newmont Corp.,
5.88%, 4/1/35	100	135
4.88%, 3/15/42	150	190
Nucor Corp.,
4.00%, 8/1/23	250	266
2.98%, 12/15/55 (4)	1,275	1,232
Southern Copper Corp.,
3.88%, 4/23/25	100	109
7.50%, 7/27/35	300	434
6.75%, 4/16/40	90	128
5.88%, 4/23/45	1,500	2,100
Steel Dynamics, Inc.,
3.45%, 4/15/30	500	544
		5,825
Oil & Gas Services & Equipment – 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
4.08%, 12/15/47	210	240

FIXED INCOME INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Oil & Gas Services & Equipment – 0.1%continued
Halliburton Co.,
3.80%, 11/15/25	$123	$136
4.85%, 11/15/35	275	324
6.70%, 9/15/38	780	1,075
7.45%, 9/15/39	160	235
4.75%, 8/1/43	15	18
		2,028
Pharmaceuticals – 1.2%
AbbVie, Inc.,
3.25%, 10/1/22	1,000	1,028
3.85%, 6/15/24	1,000	1,085
3.80%, 3/15/25	750	820
3.60%, 5/14/25	155	169
3.20%, 5/14/26	250	271
4.25%, 11/14/28	97	112
3.20%, 11/21/29	273	296
4.70%, 5/14/45	4,340	5,404
Bayer U.S. Finance II LLC,
5.50%, 8/15/25 (4)	50	57
Bristol-Myers Squibb Co.,
2.00%, 8/1/22	600	612
2.90%, 7/26/24	574	612
3.88%, 8/15/25	361	402
3.90%, 2/20/28	840	961
5.00%, 8/15/45	380	519
4.35%, 11/15/47	900	1,137
Eli Lilly & Co.,
3.95%, 3/15/49	2,000	2,424
GlaxoSmithKline Capital, Inc.,
3.38%, 5/15/23	1,000	1,056
3.88%, 5/15/28	1,000	1,147
5.38%, 4/15/34	150	202
6.38%, 5/15/38	530	794
4.20%, 3/18/43	20	25
Johnson & Johnson,
2.45%, 3/1/26	500	533
0.95%, 9/1/27	4,000	3,925
4.38%, 12/5/33	250	313
5.95%, 8/15/37	100	147
4.85%, 5/15/41	400	533
3.70%, 3/1/46	970	1,154
Merck & Co., Inc.,
2.75%, 2/10/25	805	858
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Pharmaceuticals – 1.2%continued
3.40%, 3/7/29	$1,000	$1,121
3.60%, 9/15/42	25	29
3.70%, 2/10/45	60	69
2.45%, 6/24/50	1,000	943
Mylan, Inc.,
5.40%, 11/29/43	585	722
Novartis Capital Corp.,
3.40%, 5/6/24	191	206
1.75%, 2/14/25	99	102
2.20%, 8/14/30	1,500	1,549
4.40%, 5/6/44	250	321
Pfizer, Inc.,
2.95%, 3/15/24	250	266
3.40%, 5/15/24	150	162
2.63%, 4/1/30	2,000	2,130
7.20%, 3/15/39	700	1,147
4.13%, 12/15/46	750	931
Pharmacia LLC,
6.60%, 12/1/28	125	168
Utah Acquisition Sub, Inc.,
3.95%, 6/15/26	285	314
Wyeth LLC,
5.95%, 4/1/37	725	1,041
Zoetis, Inc.,
3.25%, 2/1/23	500	519
3.95%, 9/12/47	450	532
4.45%, 8/20/48	40	51
		38,919
Pipeline – 0.9%
Boardwalk Pipelines L.P.,
4.45%, 7/15/27	1,650	1,862
Enable Midstream Partners L.P.,
4.40%, 3/15/27	90	99
4.15%, 9/15/29	115	126
Enbridge Energy Partners L.P.,
7.50%, 4/15/38	50	74
Energy Transfer L.P.,
4.05%, 3/15/25	25	27
5.95%, 12/1/25	175	205
3.90%, 7/15/26	125	137
4.20%, 4/15/27	560	618
5.50%, 6/1/27	266	312
5.25%, 4/15/29	255	301

NORTHERN FUNDS QUARTERLY REPORT     21    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Pipeline – 0.9%continued
6.63%, 10/15/36	$900	$1,195
7.50%, 7/1/38	310	437
4.95%, 1/15/43	1,000	1,105
5.30%, 4/1/44	15	17
5.35%, 5/15/45	80	93
Enterprise Products Operating LLC,
3.35%, 3/15/23	110	114
3.90%, 2/15/24	820	882
3.95%, 2/15/27	500	559
3.13%, 7/31/29	1,710	1,845
2.80%, 1/31/30	300	317
6.88%, 3/1/33	50	71
7.55%, 4/15/38	515	791
5.95%, 2/1/41	40	55
4.20%, 1/31/50	1,000	1,153
Kinder Morgan Energy Partners L.P.,
4.30%, 5/1/24	170	185
7.30%, 8/15/33	175	247
6.55%, 9/15/40	205	288
7.50%, 11/15/40	305	450
6.38%, 3/1/41	35	48
5.63%, 9/1/41	310	398
5.40%, 9/1/44	250	314
Magellan Midstream Partners L.P.,
5.00%, 3/1/26	500	574
5.15%, 10/15/43	20	25
MPLX L.P.,
4.13%, 3/1/27	1,355	1,514
4.70%, 4/15/48	1,000	1,162
ONEOK Partners L.P.,
3.38%, 10/1/22	30	31
4.90%, 3/15/25	40	45
6.65%, 10/1/36	80	108
6.20%, 9/15/43	20	26
ONEOK, Inc.,
4.55%, 7/15/28	35	40
7.15%, 1/15/51	1,000	1,470
Phillips 66 Partners L.P.,
3.61%, 2/15/25	76	82
3.55%, 10/1/26	470	511
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/26	1,330	1,492
6.65%, 1/15/37	80	105
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Pipeline – 0.9%continued
5.15%, 6/1/42	$130	$146
Sabine Pass Liquefaction LLC,
5.63%, 3/1/25	340	389
5.00%, 3/15/27	445	514
4.50%, 5/15/30	610	704
Southern Union Co.,
8.25%, 11/15/29	25	34
Spectra Energy Partners L.P.,
3.38%, 10/15/26	360	391
5.95%, 9/25/43	300	409
Tennessee Gas Pipeline Co. LLC,
7.00%, 3/15/27	505	640
7.00%, 10/15/28	545	706
7.63%, 4/1/37	5	7
Williams (The) Cos., Inc.,
4.55%, 6/24/24	2,000	2,203
6.30%, 4/15/40	995	1,364
5.80%, 11/15/43	200	263
		29,280
Power Generation – 0.1%
Exelon Generation Co. LLC,
6.25%, 10/1/39	2,000	2,464
5.75%, 10/1/41	430	506
		2,970
Property & Casualty Insurance – 0.5%
Allstate (The) Corp.,
4.50%, 6/15/43	45	57
(Variable, ICE LIBOR USD 3M + 2.12%), 6.50%, 5/15/57 (3)	225	300
American International Group, Inc.,
3.75%, 7/10/25	895	986
4.20%, 4/1/28	460	529
3.40%, 6/30/30	485	532
4.50%, 7/16/44	30	36
4.80%, 7/10/45	15	19
4.38%, 6/30/50	1,000	1,216
4.38%, 1/15/55	105	127
Assurant, Inc.,
4.90%, 3/27/28	215	250
Berkshire Hathaway Finance Corp.,
1.45%, 10/15/30	700	683
5.75%, 1/15/40	255	369
4.40%, 5/15/42	100	126

FIXED INCOME INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Property & Casualty Insurance – 0.5%continued
4.30%, 5/15/43	$440	$548
Berkshire Hathaway, Inc.,
2.75%, 3/15/23	30	31
3.13%, 3/15/26	745	814
Chubb (The) Corp.,
6.00%, 5/11/37	50	72
6.50%, 5/15/38	85	129
Chubb INA Holdings, Inc.,
3.15%, 3/15/25	295	319
3.35%, 5/3/26	1,000	1,098
6.70%, 5/15/36	50	75
4.15%, 3/13/43	100	122
Hanover Insurance Group (The), Inc.,
4.50%, 4/15/26	200	226
Hartford Financial Services Group (The), Inc.,
5.95%, 10/15/36	285	388
Loews Corp.,
2.63%, 5/15/23	250	259
4.13%, 5/15/43	75	89
Marsh & McLennan Cos., Inc.,
3.50%, 6/3/24	75	81
3.50%, 3/10/25	385	419
3.75%, 3/14/26	75	83
4.38%, 3/15/29	260	305
5.88%, 8/1/33	880	1,189
Progressive (The) Corp.,
2.45%, 1/15/27	250	265
4.20%, 3/15/48	500	623
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	109
Travelers (The) Cos., Inc.,
6.25%, 6/15/37	375	553
5.35%, 11/1/40	10	14
4.00%, 5/30/47	1,015	1,232
3.05%, 6/8/51	80	84
Willis North America, Inc.,
2.95%, 9/15/29	2,000	2,100
		16,457
Railroad – 0.4%
Burlington Northern Santa Fe LLC,
3.75%, 4/1/24	355	383
3.40%, 9/1/24	80	86
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Railroad – 0.4%continued
3.00%, 4/1/25	$325	$350
3.65%, 9/1/25	200	220
6.20%, 8/15/36	455	651
5.75%, 5/1/40	1,145	1,627
4.38%, 9/1/42	975	1,214
5.15%, 9/1/43	280	384
CSX Corp.,
3.35%, 11/1/25	50	55
3.80%, 3/1/28	770	867
6.00%, 10/1/36	100	138
6.15%, 5/1/37	190	267
6.22%, 4/30/40	365	534
5.50%, 4/15/41	50	68
3.35%, 9/15/49	1,000	1,060
Norfolk Southern Corp.,
2.90%, 2/15/23	625	647
3.80%, 8/1/28	100	113
3.95%, 10/1/42	20	23
4.45%, 6/15/45	275	337
3.94%, 11/1/47	524	603
3.16%, 5/15/55	137	138
Union Pacific Corp.,
4.16%, 7/15/22	437	450
3.50%, 6/8/23	80	85
3.65%, 2/15/24	524	562
3.25%, 8/15/25	30	32
2.75%, 3/1/26	300	320
3.80%, 10/1/51	1,500	1,715
		12,929
Real Estate – 0.7%
Alexandria Real Estate Equities, Inc.,
3.95%, 1/15/28	2,000	2,259
American Campus Communities Operating Partnership L.P.,
3.75%, 4/15/23	250	262
4.13%, 7/1/24	100	109
American Tower Corp.,
3.50%, 1/31/23	210	220
4.00%, 6/1/25	115	127
3.38%, 10/15/26	125	136
3.13%, 1/15/27	185	198
3.80%, 8/15/29	1,500	1,671

NORTHERN FUNDS QUARTERLY REPORT     23    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Real Estate – 0.7%continued
AvalonBay Communities, Inc.,
2.95%, 9/15/22	$50	$51
4.35%, 4/15/48	500	626
Boston Properties L.P.,
3.85%, 2/1/23	60	63
3.13%, 9/1/23	135	142
3.80%, 2/1/24	910	974
2.90%, 3/15/30	90	93
Brandywine Operating Partnership L.P.,
4.55%, 10/1/29	235	263
Camden Property Trust,
2.95%, 12/15/22	150	154
Crown Castle International Corp.,
3.15%, 7/15/23	200	210
4.30%, 2/15/29	1,000	1,150
5.20%, 2/15/49	500	651
CubeSmart L.P.,
3.13%, 9/1/26	250	267
Digital Realty Trust L.P.,
3.60%, 7/1/29	500	555
Duke Realty L.P.,
1.75%, 7/1/30	500	479
Equinix, Inc.,
2.15%, 7/15/30	2,000	1,987
ERP Operating L.P.,
3.50%, 3/1/28	1,000	1,104
4.50%, 6/1/45	55	69
Essex Portfolio L.P.,
3.25%, 5/1/23	50	52
3.88%, 5/1/24	200	215
4.00%, 3/1/29	300	339
Healthcare Realty Trust, Inc.,
2.40%, 3/15/30	255	256
Healthpeak Properties, Inc.,
3.40%, 2/1/25	13	14
3.25%, 7/15/26	630	683
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	215	233
Kilroy Realty L.P.,
4.38%, 10/1/25	200	222
Kimco Realty Corp.,
4.25%, 4/1/45	759	878
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Real Estate – 0.7%continued
Mid-America Apartments L.P.,
3.75%, 6/15/24	$100	$108
Office Properties Income Trust,
4.50%, 2/1/25	150	163
Piedmont Operating Partnership L.P.,
4.45%, 3/15/24	100	108
Realty Income Corp.,
4.65%, 8/1/23	185	199
3.00%, 1/15/27	240	259
Simon Property Group L.P.,
2.75%, 2/1/23	30	31
3.38%, 10/1/24	90	97
3.30%, 1/15/26	70	76
3.38%, 6/15/27	585	636
2.45%, 9/13/29	1,865	1,919
6.75%, 2/1/40	690	1,029
Ventas Realty L.P.,
3.75%, 5/1/24	60	64
3.50%, 2/1/25	150	162
5.70%, 9/30/43	100	133
Welltower, Inc.,
4.00%, 6/1/25	315	347
4.13%, 3/15/29	600	682
		22,725
Refining & Marketing – 0.1%
HollyFrontier Corp.,
4.50%, 10/1/30	250	268
Marathon Petroleum Corp.,
3.63%, 9/15/24	305	328
5.13%, 12/15/26	210	247
6.50%, 3/1/41	466	647
Phillips 66,
4.65%, 11/15/34	395	474
5.88%, 5/1/42	140	191
4.88%, 11/15/44	165	205
Valero Energy Corp.,
7.50%, 4/15/32	765	1,074
		3,434
Restaurants – 0.1%
McDonald's Corp.,
3.63%, 5/1/43	209	231
4.88%, 12/9/45	542	698
4.45%, 3/1/47	350	429

FIXED INCOME INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Restaurants – 0.1%continued
4.20%, 4/1/50	$400	$482
Starbucks Corp.,
3.85%, 10/1/23	200	213
4.30%, 6/15/45	200	234
3.50%, 11/15/50	2,000	2,155
		4,442
Retail - Consumer Discretionary – 0.5%
Advance Auto Parts, Inc.,
1.75%, 10/1/27	175	174
Amazon.com, Inc.,
2.50%, 11/29/22	150	154
2.40%, 2/22/23	500	517
2.80%, 8/22/24	1,000	1,064
5.20%, 12/3/25	500	587
4.80%, 12/5/34	1,050	1,354
4.95%, 12/5/44	255	345
4.25%, 8/22/57	500	641
AutoZone, Inc.,
3.13%, 7/15/23	135	141
3.75%, 6/1/27	250	279
eBay, Inc.,
2.75%, 1/30/23	46	48
1.40%, 5/10/26	64	64
3.60%, 6/5/27	500	555
4.00%, 7/15/42	235	264
Home Depot (The), Inc.,
2.13%, 9/15/26	275	289
2.50%, 4/15/27	495	528
3.30%, 4/15/40	2,000	2,191
5.40%, 9/15/40	680	945
5.95%, 4/1/41	405	591
4.88%, 2/15/44	405	541
3.13%, 12/15/49	155	164
Lowe's Cos., Inc.,
3.13%, 9/15/24	550	589
4.50%, 4/15/30	1,000	1,183
3.00%, 10/15/50	1,000	986
O'Reilly Automotive, Inc.,
3.60%, 9/1/27	1,000	1,119
TJX (The) Cos., Inc.,
2.50%, 5/15/23	205	212
2.25%, 9/15/26	105	110
		15,635
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Retail - Consumer Staples – 0.1%
Archer-Daniels-Midland Co.,
2.50%, 8/11/26	$305	$325
3.75%, 9/15/47	295	350
Bunge Ltd. Finance Corp.,
3.25%, 8/15/26	615	664
Sysco Corp.,
3.75%, 10/1/25	1,000	1,100
3.30%, 7/15/26	120	131
5.38%, 9/21/35	250	323
		2,893
Semiconductors – 0.5%
Altera Corp.,
4.10%, 11/15/23	1,340	1,457
Applied Materials, Inc.,
3.90%, 10/1/25	500	559
1.75%, 6/1/30	500	494
5.85%, 6/15/41	100	147
Broadcom, Inc.,
4.15%, 11/15/30	2,270	2,546
2.45%, 2/15/31 (4)	1,285	1,263
Intel Corp.,
2.70%, 12/15/22	80	83
3.70%, 7/29/25	815	901
4.00%, 12/15/32	50	60
4.80%, 10/1/41	80	103
3.73%, 12/8/47	578	660
4.75%, 3/25/50	1,000	1,328
3.10%, 2/15/60	220	225
4.95%, 3/25/60	255	360
KLA Corp.,
4.65%, 11/1/24	300	335
Lam Research Corp.,
1.90%, 6/15/30	1,000	1,004
Maxim Integrated Products, Inc.,
3.38%, 3/15/23	50	52
NVIDIA Corp.,
3.50%, 4/1/50	1,000	1,129
QUALCOMM, Inc.,
3.25%, 5/20/27	720	795
4.80%, 5/20/45	795	1,057
Texas Instruments, Inc.,
2.90%, 11/3/27	1,000	1,090
		15,648

NORTHERN FUNDS QUARTERLY REPORT     25    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Software & Services – 0.9%
Adobe, Inc.,
1.90%, 2/1/25	$250	$260
2.15%, 2/1/27	265	277
Autodesk, Inc.,
3.50%, 6/15/27	135	149
Citrix Systems, Inc.,
4.50%, 12/1/27	200	227
Equifax, Inc.,
3.30%, 12/15/22	365	378
International Business Machines Corp.,
2.88%, 11/9/22	235	243
3.63%, 2/12/24	170	183
3.00%, 5/15/24	2,000	2,131
7.00%, 10/30/25	385	483
3.45%, 2/19/26	435	481
6.50%, 1/15/28	100	130
1.95%, 5/15/30	715	714
4.00%, 6/20/42	320	377
4.25%, 5/15/49	500	617
Microsoft Corp.,
3.63%, 12/15/23	250	268
2.88%, 2/6/24	645	682
2.40%, 8/8/26	2,670	2,846
3.30%, 2/6/27	1,505	1,674
2.53%, 6/1/50	870	855
2.92%, 3/17/52	820	870
2.68%, 6/1/60	723	716
3.04%, 3/17/62	1,178	1,257
Moody's Corp.,
4.88%, 2/15/24	250	274
Oracle Corp.,
2.50%, 10/15/22	210	216
2.63%, 2/15/23	65	67
2.95%, 11/15/24	60	64
2.50%, 4/1/25	295	310
2.95%, 5/15/25	885	946
1.65%, 3/25/26	30	30
2.65%, 7/15/26	3,100	3,271
3.25%, 11/15/27	875	952
2.30%, 3/25/28	25	26
2.88%, 3/25/31	1,090	1,134
3.80%, 11/15/37	5	5
5.38%, 7/15/40	590	765
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Software & Services – 0.9%continued
4.13%, 5/15/45	$365	$407
4.00%, 7/15/46	330	358
3.60%, 4/1/50	1,000	1,027
4.38%, 5/15/55	25	29
3.85%, 4/1/60	1,000	1,062
Roper Technologies, Inc.,
1.00%, 9/15/25	2,000	1,990
3.85%, 12/15/25	220	244
3.80%, 12/15/26	235	262
		29,257
Supermarkets & Pharmacies – 0.1%
Kroger (The) Co.,
2.65%, 10/15/26	1,135	1,205
7.50%, 4/1/31	200	286
6.90%, 4/15/38	100	146
5.40%, 7/15/40	400	523
Walgreens Boots Alliance, Inc.,
3.45%, 6/1/26	132	144
		2,304
Tobacco – 0.3%
Altria Group, Inc.,
4.40%, 2/14/26	200	226
2.63%, 9/16/26	95	100
4.80%, 2/14/29	450	522
4.25%, 8/9/42	295	309
4.50%, 5/2/43	410	441
5.38%, 1/31/44	370	439
5.95%, 2/14/49	220	281
BAT Capital Corp.,
3.22%, 9/6/26	1,819	1,930
4.70%, 4/2/27	1,080	1,220
3.56%, 8/15/27	330	353
4.91%, 4/2/30	160	184
4.54%, 8/15/47	435	463
Philip Morris International, Inc.,
2.50%, 11/2/22	250	257
2.63%, 3/6/23	100	104
3.38%, 8/11/25	250	273
3.88%, 8/21/42	150	166
4.13%, 3/4/43	405	464
4.88%, 11/15/43	100	125
4.25%, 11/10/44	350	408

FIXED INCOME INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Tobacco – 0.3%continued
Reynolds American, Inc.,
4.45%, 6/12/25	$576	$638
7.25%, 6/15/37	250	336
6.15%, 9/15/43	65	81
5.85%, 8/15/45	795	973
		10,293
Transportation & Logistics – 0.2%
Cummins, Inc.,
1.50%, 9/1/30	500	482
4.88%, 10/1/43	90	119
FedEx Corp.,
3.40%, 2/15/28	780	865
3.90%, 2/1/35	100	115
4.10%, 4/15/43	50	57
4.10%, 2/1/45	50	57
4.95%, 10/17/48	1,000	1,290
Ryder System, Inc.,
3.35%, 9/1/25	500	541
United Parcel Service, Inc.,
2.50%, 4/1/23	2,000	2,072
5.20%, 4/1/40	30	41
3.63%, 10/1/42	105	121
3.40%, 11/15/46	290	325
4.25%, 3/15/49	130	164
5.30%, 4/1/50	500	732
		6,981
Travel & Lodging – 0.0%
Marriott International, Inc.,
3.13%, 6/15/26	130	138
Utilities – 1.9%
AEP Transmission Co. LLC,
4.00%, 12/1/46	200	235
3.65%, 4/1/50	500	565
Alabama Power Co.,
3.85%, 12/1/42	60	69
Ameren Illinois Co.,
2.70%, 9/1/22	500	511
3.25%, 3/1/25	500	538
American Water Capital Corp.,
3.40%, 3/1/25	35	38
2.95%, 9/1/27	1,000	1,077
6.59%, 10/15/37	105	155
4.30%, 12/1/42	75	92
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Utilities – 1.9%continued
4.30%, 9/1/45	$520	$625
3.25%, 6/1/51	70	73
Appalachian Power Co.,
7.00%, 4/1/38	75	112
Arizona Public Service Co.,
3.15%, 5/15/25	500	537
4.50%, 4/1/42	230	282
4.20%, 8/15/48	250	302
Atmos Energy Corp.,
4.15%, 1/15/43	250	293
4.13%, 10/15/44	75	88
Baltimore Gas and Electric Co.,
2.40%, 8/15/26	130	137
3.75%, 8/15/47	475	544
Berkshire Hathaway Energy Co.,
5.15%, 11/15/43	500	661
CenterPoint Energy Houston Electric LLC,
2.25%, 8/1/22	105	107
2.40%, 9/1/26	50	53
3.00%, 2/1/27	150	161
3.55%, 8/1/42	40	45
4.25%, 2/1/49	500	625
CenterPoint Energy Resources Corp.,
5.85%, 1/15/41	50	68
CMS Energy Corp.,
3.00%, 5/15/26	40	43
3.45%, 8/15/27	500	552
4.88%, 3/1/44	500	639
Commonwealth Edison Co.,
6.45%, 1/15/38	200	291
3.80%, 10/1/42	90	103
4.60%, 8/15/43	100	127
Connecticut Light and Power (The) Co.,
2.50%, 1/15/23	420	431
4.00%, 4/1/48	250	302
Consolidated Edison Co. of New York, Inc.,
5.30%, 3/1/35	150	190
5.85%, 3/15/36	100	134
6.20%, 6/15/36	200	280
6.75%, 4/1/38	100	147
5.50%, 12/1/39	85	112
5.70%, 6/15/40	450	606

NORTHERN FUNDS QUARTERLY REPORT     27    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Utilities – 1.9%continued
4.20%, 3/15/42	$2,763	$3,206
3.95%, 3/1/43	120	135
4.45%, 3/15/44	100	120
3.85%, 6/15/46	100	110
Dominion Energy South Carolina, Inc.,
6.05%, 1/15/38	265	376
5.10%, 6/1/65	50	72
Dominion Energy, Inc.,
4.25%, 6/1/28	1,000	1,148
5.25%, 8/1/33	250	314
5.95%, 6/15/35	750	1,010
7.00%, 6/15/38	20	30
4.90%, 8/1/41	35	44
4.05%, 9/15/42	100	114
DTE Electric Co.,
4.05%, 5/15/48	500	608
DTE Energy Co.,
6.38%, 4/15/33	50	75
Duke Energy Carolinas LLC,
6.45%, 10/15/32	106	145
6.10%, 6/1/37	150	209
4.25%, 12/15/41	210	255
3.75%, 6/1/45	350	396
Duke Energy Corp.,
3.75%, 4/15/24	100	108
2.65%, 9/1/26	2,000	2,110
3.75%, 9/1/46	120	128
Duke Energy Florida LLC,
6.35%, 9/15/37	340	501
3.40%, 10/1/46	290	315
Duke Energy Indiana LLC,
6.12%, 10/15/35	500	687
6.35%, 8/15/38	25	36
6.45%, 4/1/39	225	330
4.90%, 7/15/43	1,000	1,278
Duke Energy Progress LLC,
4.10%, 3/15/43	200	237
Entergy Louisiana LLC,
5.40%, 11/1/24	150	172
3.05%, 6/1/31	950	1,029
Entergy Texas, Inc.,
4.50%, 3/30/39	250	297
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Utilities – 1.9%continued
Evergy Kansas Central, Inc.,
4.13%, 3/1/42	$275	$324
Evergy Metro, Inc.,
5.30%, 10/1/41	50	66
Eversource Energy,
2.80%, 5/1/23	105	109
3.15%, 1/15/25	100	107
3.30%, 1/15/28	165	181
Exelon Corp.,
5.63%, 6/15/35	75	99
4.70%, 4/15/50	100	126
Florida Power & Light Co.,
5.65%, 2/1/37	335	459
5.95%, 2/1/38	150	217
5.96%, 4/1/39	250	367
5.69%, 3/1/40	30	43
4.13%, 2/1/42	250	306
4.05%, 6/1/42	100	122
3.99%, 3/1/49	1,000	1,232
Georgia Power Co.,
2.65%, 9/15/29	910	954
4.30%, 3/15/42	60	71
4.30%, 3/15/43	100	119
Indiana Michigan Power Co.,
6.05%, 3/15/37	200	277
ITC Holdings Corp.,
3.35%, 11/15/27	200	218
MidAmerican Energy Co.,
3.50%, 10/15/24	100	108
4.80%, 9/15/43	100	130
4.40%, 10/15/44	150	185
3.15%, 4/15/50	2,000	2,136
National Fuel Gas Co.,
3.75%, 3/1/23	250	261
National Grid U.S.A.,
5.80%, 4/1/35	425	528
National Rural Utilities Cooperative Finance Corp.,
2.85%, 1/27/25	1,000	1,063
8.00%, 3/1/32	50	76
4.30%, 3/15/49	125	156
Nevada Power Co.,
6.65%, 4/1/36	100	145

FIXED INCOME INDEX FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Utilities – 1.9%continued
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	$2,000	$2,016
NiSource, Inc.,
5.95%, 6/15/41	77	108
5.25%, 2/15/43	100	132
4.80%, 2/15/44	580	712
5.65%, 2/1/45	200	276
Northern States Power Co.,
5.35%, 11/1/39	1,065	1,459
4.13%, 5/15/44	200	244
NSTAR Electric Co.,
2.38%, 10/15/22	100	102
Oglethorpe Power Corp.,
5.38%, 11/1/40	150	189
Oklahoma Gas and Electric Co.,
4.15%, 4/1/47	200	236
Oncor Electric Delivery Co. LLC,
7.50%, 9/1/38	145	236
Pacific Gas and Electric Co.,
4.55%, 7/1/30	3,000	3,209
4.50%, 7/1/40	1,000	1,000
PacifiCorp,
5.25%, 6/15/35	50	65
6.10%, 8/1/36	200	281
5.75%, 4/1/37	540	740
6.25%, 10/15/37	275	391
6.00%, 1/15/39	60	85
4.13%, 1/15/49	50	60
Potomac Electric Power Co.,
3.60%, 3/15/24	150	161
PPL Electric Utilities Corp.,
6.25%, 5/15/39	275	401
4.13%, 6/15/44	100	119
Progress Energy, Inc.,
7.75%, 3/1/31	50	71
Public Service Co. of Colorado,
2.25%, 9/15/22	100	101
Public Service Electric and Gas Co.,
3.00%, 5/15/25	500	536
3.95%, 5/1/42	50	59
3.65%, 9/1/42	30	34
Puget Energy, Inc.,
3.65%, 5/15/25	500	538
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Utilities – 1.9%continued
Puget Sound Energy, Inc.,
6.27%, 3/15/37	$75	$105
5.64%, 4/15/41	340	474
San Diego Gas & Electric Co.,
3.60%, 9/1/23	200	211
4.50%, 8/15/40	150	186
Sempra Energy,
2.88%, 10/1/22	60	61
2.90%, 2/1/23	500	517
3.55%, 6/15/24	250	269
3.25%, 6/15/27	150	163
6.00%, 10/15/39	250	346
Southern (The) Co.,
4.40%, 7/1/46	2,000	2,349
Southern California Edison Co.,
6.65%, 4/1/29	300	375
6.00%, 1/15/34	100	130
5.35%, 7/15/35	586	739
5.55%, 1/15/37	275	341
5.95%, 2/1/38	710	920
6.05%, 3/15/39	50	67
5.50%, 3/15/40	150	188
3.90%, 3/15/43	150	157
4.13%, 3/1/48	90	96
Southern California Gas Co.,
3.75%, 9/15/42	250	283
4.30%, 1/15/49	125	156
Southern Co. Gas Capital Corp.,
5.88%, 3/15/41	600	827
4.40%, 5/30/47	250	294
Southern Power Co.,
5.25%, 7/15/43	60	73
Southwest Gas Corp.,
3.80%, 9/29/46	250	270
Southwestern Electric Power Co.,
2.75%, 10/1/26	130	138
4.10%, 9/15/28	250	284
3.90%, 4/1/45	170	187
Tampa Electric Co.,
4.10%, 6/15/42	50	59
Union Electric Co.,
3.90%, 9/15/42	50	58
4.00%, 4/1/48	250	297

NORTHERN FUNDS QUARTERLY REPORT     29    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Utilities – 1.9%continued
Virginia Electric and Power Co.,
6.00%, 5/15/37	$15	$21
6.35%, 11/30/37	40	58
8.88%, 11/15/38	300	533
4.65%, 8/15/43	150	190
4.45%, 2/15/44	75	93
3.80%, 9/15/47	125	144
WEC Energy Group, Inc.,
3.55%, 6/15/25	235	257
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	128
3.30%, 9/1/49	150	161
Xcel Energy, Inc.,
6.50%, 7/1/36	100	145
		63,641
Waste & Environment Services & Equipment – 0.0%
Republic Services, Inc.,
3.38%, 11/15/27	296	325
3.95%, 5/15/28	550	626
		951
Wireless Telecommunications Services – 0.9%
AT&T, Inc.,
3.60%, 7/15/25	215	236
1.65%, 2/1/28	810	804
4.30%, 2/15/30	1,405	1,624
2.75%, 6/1/31	45	47
2.25%, 2/1/32	2,030	1,992
2.55%, 12/1/33 (4)	2,368	2,346
6.25%, 3/29/41	175	245
5.55%, 8/15/41	168	222
5.15%, 3/15/42	55	69
4.80%, 6/15/44	32	38
4.85%, 7/15/45	45	55
4.75%, 5/15/46	120	146
5.15%, 11/15/46	1,292	1,651
4.50%, 3/9/48	260	307
5.15%, 2/15/50	170	218
3.65%, 6/1/51	1,000	1,038
3.80%, 12/1/57 (4)	2,618	2,728
3.85%, 6/1/60	148	156
T-Mobile U.S.A., Inc.,
3.75%, 4/15/27	3,000	3,315
3.88%, 4/15/30	1,000	1,118
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.2% continued
Wireless Telecommunications Services – 0.9%continued
4.50%, 4/15/50	$2,000	$2,381
Verizon Communications, Inc.,
2.63%, 8/15/26	570	606
4.13%, 3/16/27	500	569
4.33%, 9/21/28	1,650	1,920
4.02%, 12/3/29	1,305	1,496
3.15%, 3/22/30	1,065	1,150
1.68%, 10/30/30	432	412
4.52%, 9/15/48	2,000	2,474
2.99%, 10/30/56	1,757	1,652
		31,015
Total Corporate Bonds
(Cost $671,189)		724,526

FOREIGN ISSUER BONDS – 7.0%
Advertising & Marketing – 0.0%
WPP Finance 2010,
3.75%, 9/19/24	150	163
Auto Parts Manufacturing – 0.0%
Aptiv PLC,
4.25%, 1/15/26	1,000	1,130
Banks – 0.4%
BPCE S.A.,
4.00%, 4/15/24	250	273
Cooperatieve Rabobank U.A.,
3.95%, 11/9/22	250	262
4.63%, 12/1/23	1,000	1,094
3.38%, 5/21/25	500	546
5.75%, 12/1/43	250	353
Credit Suisse A.G.,
3.63%, 9/9/24	750	815
Lloyds Banking Group PLC,
(Variable, ICE LIBOR USD 3M + 0.81%), 2.91%, 11/7/23 (3)	105	108
4.58%, 12/10/25	2,095	2,354
4.34%, 1/9/48	500	584
National Australia Bank Ltd.,
3.00%, 1/20/23	1,000	1,041
3.38%, 1/14/26	1,000	1,101
Santander UK PLC,
4.00%, 3/13/24	250	272
Sumitomo Mitsui Banking Corp.,
3.00%, 1/18/23	210	218

FIXED INCOME INDEX FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Banks – 0.4%continued
3.65%, 7/23/25	$500	$550
Svenska Handelsbanken AB,
3.90%, 11/20/23	250	271
Toronto-Dominion Bank (The),
3.25%, 3/11/24	500	535
Westpac Banking Corp.,
2.85%, 5/13/26	1,000	1,080
2.70%, 8/19/26	1,000	1,073
3.35%, 3/8/27	500	553
		13,083
Cable & Satellite – 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	570	784
Casinos & Gaming – 0.0%
Sands China Ltd.,
5.40%, 8/8/28	1,000	1,161
Chemicals – 0.1%
LYB International Finance B.V.,
4.00%, 7/15/23	105	112
5.25%, 7/15/43	565	731
LyondellBasell Industries N.V.,
4.63%, 2/26/55	35	42
Nutrien Ltd.,
3.15%, 10/1/22	200	205
3.00%, 4/1/25	180	192
5.88%, 12/1/36	50	68
5.63%, 12/1/40	250	339
6.13%, 1/15/41	100	142
		1,831
Commercial Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.50%, 1/15/25	389	412
Design, Manufacturing & Distribution – 0.0%
Flex Ltd.,
5.00%, 2/15/23	572	610
Diversified Banks – 1.1%
Banco Santander S.A.,
3.31%, 6/27/29	1,600	1,741
Bank of Montreal,
2.35%, 9/11/22	1,000	1,025
2.55%, 11/6/22	160	164
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Diversified Banks – 1.1%continued
3.30%, 2/5/24	$140	$150
Bank of Nova Scotia (The),
2.70%, 8/3/26	1,000	1,070
Barclays PLC,
3.68%, 1/10/23	250	254
(Variable, ICE LIBOR USD 3M + 1.36%), 4.34%, 5/16/24 (3)	800	853
(Variable, ICE LIBOR USD 3M + 1.61%), 3.93%, 5/7/25 (3)	705	761
4.38%, 1/12/26	155	174
5.20%, 5/12/26	345	394
4.34%, 1/10/28	200	224
5.25%, 8/17/45	730	971
BNP Paribas S.A.,
3.25%, 3/3/23	250	262
HSBC Holdings PLC,
(Variable, ICE LIBOR USD 3M + 1.21%), 3.80%, 3/11/25 (3)	2,000	2,151
(Variable, U.S. SOFR + 1.40%), 2.63%, 11/7/25 (3)	2,000	2,099
4.30%, 3/8/26	2,000	2,256
6.50%, 9/15/37	300	417
6.80%, 6/1/38	1,150	1,650
Mitsubishi UFJ Financial Group, Inc.,
2.19%, 2/25/25	2,500	2,602
3.29%, 7/25/27	750	824
3.74%, 3/7/29	1,500	1,692
Mizuho Financial Group, Inc.,
2.60%, 9/11/22	200	205
(Variable, ICE LIBOR USD 3M + 1.00%), 3.92%, 9/11/24 (3)	3,000	3,214
(Variable, ICE LIBOR USD 3M + 1.07%), 2.59%, 5/25/31 (3)	1,000	1,028
Natwest Group PLC,
(Variable, ICE LIBOR USD 3M + 1.55%), 4.52%, 6/25/24 (3)	500	537
(Variable, ICE LIBOR USD 3M + 1.76%), 4.27%, 3/22/25 (3)	250	271
(Variable, ICE LIBOR USD 3M + 1.75%), 4.89%, 5/18/29 (3)	2,000	2,342
Royal Bank of Canada,
3.70%, 10/5/23	500	536
4.65%, 1/27/26	600	687
Sumitomo Mitsui Financial Group, Inc.,
2.70%, 7/16/24	2,000	2,114

NORTHERN FUNDS QUARTERLY REPORT     31    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Diversified Banks – 1.1%continued
2.63%, 7/14/26	$1,000	$1,063
3.54%, 1/17/28	1,250	1,382
		35,113
Electrical Equipment Manufacturing – 0.0%
Johnson Controls International PLC,
4.63%, 7/2/44	105	130
5.13%, 9/14/45	35	47
4.95%, 7/2/64	110	150
Tyco Electronics Group S.A.,
7.13%, 10/1/37	50	76
		403
Exploration & Production – 0.1%
Burlington Resources LLC,
7.20%, 8/15/31	320	463
Canadian Natural Resources Ltd.,
3.85%, 6/1/27	1,695	1,866
7.20%, 1/15/32	15	20
6.45%, 6/30/33	135	177
6.75%, 2/1/39	200	280
		2,806
Financial Services – 0.2%
Brookfield Finance, Inc.,
4.35%, 4/15/30	2,000	2,309
Credit Suisse Group A.G.,
4.55%, 4/17/26	1,740	1,971
4.88%, 5/15/45	500	631
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25	205	224
4.42%, 11/15/35	1,000	1,199
Invesco Finance PLC,
4.00%, 1/30/24	100	108
3.75%, 1/15/26	1,000	1,105
		7,547
Food & Beverage – 0.0%
Coca-Cola Femsa S.A.B. de C.V.,
5.25%, 11/26/43	150	201
Diageo Capital PLC,
3.88%, 4/29/43	175	206
		407
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Government Agencies – 0.1%
FMS Wertmanagement,
2.75%, 3/6/23	$1,500	$1,562
Government Development Banks – 0.7%
Export Development Canada,
2.75%, 3/15/23	1,000	1,042
Export-Import Bank of Korea,
2.63%, 5/26/26	1,000	1,070
Japan Bank for International Cooperation,
2.38%, 11/16/22	1,000	1,028
2.50%, 5/23/24	2,000	2,108
2.75%, 11/16/27	2,000	2,172
3.50%, 10/31/28	750	857
Korea Development Bank (The),
3.00%, 9/14/22	215	221
3.38%, 3/12/23	300	314
Kreditanstalt fuer Wiederaufbau,
2.00%, 10/4/22	250	256
2.13%, 1/17/23	1,000	1,029
2.63%, 2/28/24	1,000	1,058
1.38%, 8/5/24	3,000	3,078
0.38%, 7/18/25	1,500	1,480
2.88%, 4/3/28	1,215	1,346
0.00%, 4/18/36 (9)	500	374
Landwirtschaftliche Rentenbank,
2.00%, 1/13/25	1,000	1,047
2.38%, 6/10/25	1,000	1,063
Svensk Exportkredit AB,
0.75%, 4/6/23	2,000	2,015
		21,558
Government Regional – 0.4%
Province of Alberta Canada,
3.35%, 11/1/23	2,000	2,134
Province of British Columbia Canada,
2.00%, 10/23/22	300	307
7.25%, 9/1/36	175	289
Province of Manitoba Canada,
2.10%, 9/6/22	100	102
Province of Ontario Canada,
3.40%, 10/17/23	2,000	2,135
3.20%, 5/16/24	4,000	4,299
2.50%, 4/27/26	500	534

FIXED INCOME INDEX FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Government Regional – 0.4%continued
Province of Quebec Canada,
2.63%, 2/13/23	$875	$908
7.50%, 7/15/23	300	342
7.13%, 2/9/24	100	117
2.50%, 4/9/24	91	96
2.88%, 10/16/24	250	268
7.50%, 9/15/29	375	539
Province of Saskatchewan Canada,
8.50%, 7/15/22	200	217
		12,287
Integrated Oils – 0.4%
BP Capital Markets PLC,
3.99%, 9/26/23	30	32
3.28%, 9/19/27	385	422
Cenovus Energy, Inc.,
4.40%, 4/15/29	85	96
Ecopetrol S.A.,
4.13%, 1/16/25	1,000	1,054
Equinor ASA,
2.45%, 1/17/23	280	289
7.75%, 6/15/23	350	399
3.25%, 11/10/24	125	135
3.13%, 4/6/30	2,000	2,177
2.38%, 5/22/30	370	381
4.25%, 11/23/41	350	427
Shell International Finance B.V.,
2.25%, 1/6/23	345	355
2.88%, 5/10/26	100	108
2.50%, 9/12/26	1,335	1,421
2.38%, 11/7/29	25	26
4.13%, 5/11/35	1,010	1,201
3.63%, 8/21/42	430	485
4.55%, 8/12/43	60	75
4.38%, 5/11/45	390	478
3.75%, 9/12/46	230	260
3.13%, 11/7/49	290	300
Suncor Energy, Inc.,
7.15%, 2/1/32	200	280
5.95%, 12/1/34	50	66
5.95%, 5/15/35	430	566
6.80%, 5/15/38	130	187
TotalEnergies Capital International S.A.,
3.70%, 1/15/24	415	447
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Integrated Oils – 0.4%continued
3.75%, 4/10/24	$330	$358
2.83%, 1/10/30	2,000	2,148
		14,173
Internet Media – 0.0%
Baidu, Inc.,
3.50%, 11/28/22	200	207
Life Insurance – 0.0%
AXA S.A.,
8.60%, 12/15/30	75	114
Machinery Manufacturing – 0.0%
Trane Technologies Luxembourg Finance S.A.,
3.50%, 3/21/26	250	274
4.65%, 11/1/44	35	44
		318
Medical Equipment & Devices Manufacturing – 0.1%
DH Europe Finance II S.a.r.l.,
2.60%, 11/15/29	2,000	2,091
Koninklijke Philips N.V.,
6.88%, 3/11/38	225	342
5.00%, 3/15/42	100	134
		2,567
Metals & Mining – 0.1%
BHP Billiton Finance U.S.A. Ltd.,
4.13%, 2/24/42	600	725
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	139
5.75%, 6/1/35	100	137
Rio Tinto Finance U.S.A. PLC,
4.75%, 3/22/42	150	196
4.13%, 8/21/42	300	371
		1,568
Pharmaceuticals – 0.1%
AstraZeneca PLC,
3.13%, 6/12/27	100	109
1.38%, 8/6/30	1,000	946
6.45%, 9/15/37	450	673
4.00%, 9/18/42	250	297
Sanofi,
3.63%, 6/19/28	250	285

NORTHERN FUNDS QUARTERLY REPORT     33    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Pharmaceuticals – 0.1%continued
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	$225	$244
Takeda Pharmaceutical Co. Ltd.,
4.40%, 11/26/23	300	326
3.18%, 7/9/50	204	206
		3,086
Pipeline – 0.1%
Enbridge, Inc.,
4.50%, 6/10/44	40	47
TransCanada PipeLines Ltd.,
5.85%, 3/15/36	200	265
6.20%, 10/15/37	445	610
4.75%, 5/15/38	1,003	1,206
6.10%, 6/1/40	375	514
		2,642
Property & Casualty Insurance – 0.1%
Aon PLC,
3.50%, 6/14/24	500	537
Arch Capital Group Ltd.,
3.64%, 6/30/50	500	538
Aspen Insurance Holdings Ltd.,
4.65%, 11/15/23	270	293
Fairfax Financial Holdings Ltd.,
4.85%, 4/17/28	250	287
XLIT Ltd.,
4.45%, 3/31/25	210	236
5.25%, 12/15/43	250	346
		2,237
Railroad – 0.0%
Canadian National Railway Co.,
2.75%, 3/1/26	250	268
6.90%, 7/15/28	25	33
6.25%, 8/1/34	15	21
6.20%, 6/1/36	40	57
6.38%, 11/15/37	20	29
Canadian Pacific Railway Co.,
5.95%, 5/15/37	710	977
		1,385
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Retail - Consumer Discretionary – 0.1%
Alibaba Group Holding Ltd.,
3.40%, 12/6/27	$335	$366
4.40%, 12/6/57	2,000	2,398
		2,764
Semiconductors – 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 1/15/27	2,090	2,309
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
3.40%, 5/1/30 (4)	2,000	2,184
		4,493
Software & Services – 0.0%
Thomson Reuters Corp.,
5.50%, 8/15/35	150	198
5.65%, 11/23/43	285	382
		580
Sovereigns – 1.1%
Canada Government International Bond,
2.00%, 11/15/22	500	512
Chile Government International Bond,
3.13%, 1/21/26	500	541
3.50%, 1/25/50	210	220
Colombia Government International Bond,
4.50%, 1/28/26	500	546
7.38%, 9/18/37	350	460
6.13%, 1/18/41	250	296
5.63%, 2/26/44	500	566
5.00%, 6/15/45	1,500	1,593
4.13%, 5/15/51	1,000	947
Hungary Government International Bond,
5.75%, 11/22/23	2,000	2,246
5.38%, 3/25/24	390	440
Indonesia Government International Bond,
3.50%, 1/11/28	500	546
5.35%, 2/11/49	1,000	1,297
Israel Government International Bond,
4.50%, 1/30/43	200	250
3.88%, 7/3/50	1,500	1,735

FIXED INCOME INDEX FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Sovereigns – 1.1%continued
Korea International Bond,
3.88%, 9/11/23	$200	$215
2.75%, 1/19/27	200	216
3.50%, 9/20/28	500	566
Mexico Government International Bond,
4.00%, 10/2/23	30	32
3.75%, 1/11/28	1,000	1,089
3.25%, 4/16/30	2,000	2,065
7.50%, 4/8/33	100	141
6.75%, 9/27/34	750	993
6.05%, 1/11/40	820	1,028
4.75%, 3/8/44	1,000	1,104
5.55%, 1/21/45	500	604
4.60%, 1/23/46	500	537
4.35%, 1/15/47	500	522
Panama Government International Bond,
4.00%, 9/22/24	575	626
3.75%, 3/16/25	500	543
3.88%, 3/17/28	500	548
6.70%, 1/26/36	550	746
4.50%, 5/15/47	250	284
4.50%, 4/1/56	1,000	1,130
Peruvian Government International Bond,
7.35%, 7/21/25	500	613
6.55%, 3/14/37	500	688
5.63%, 11/18/50	600	825
Philippine Government International Bond,
4.20%, 1/21/24	1,000	1,093
10.63%, 3/16/25	500	679
5.50%, 3/30/26	200	242
7.75%, 1/14/31	500	738
6.38%, 10/23/34	500	705
5.00%, 1/13/37	500	628
3.70%, 2/2/42	500	539
Republic of Italy Government International Bond,
2.88%, 10/17/29	2,000	2,081
5.38%, 6/15/33	175	220
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Sovereigns – 1.1%continued
Republic of Poland Government International Bond,
3.00%, 3/17/23	$1,000	$1,045
4.00%, 1/22/24	150	163
Uruguay Government International Bond,
7.63%, 3/21/36	250	381
4.13%, 11/20/45	400	471
5.10%, 6/18/50	750	981
		37,276
Supermarkets & Pharmacies – 0.0%
Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	116	157
Supranationals – 1.4%
African Development Bank,
3.00%, 9/20/23	750	793
Asian Development Bank,
2.50%, 11/2/27	500	541
1.88%, 1/24/30	5,000	5,180
Asian Infrastructure Investment Bank (The),
0.50%, 5/28/25	2,000	1,980
European Bank for Reconstruction & Development,
2.75%, 3/7/23	500	521
European Investment Bank,
2.50%, 3/15/23	2,500	2,596
0.25%, 9/15/23	2,000	1,996
3.25%, 1/29/24	250	268
2.63%, 3/15/24	2,000	2,117
2.25%, 6/24/24	2,000	2,103
2.50%, 10/15/24	1,000	1,063
2.13%, 4/13/26	1,500	1,588
4.88%, 2/15/36	200	275
Inter-American Development Bank,
1.75%, 9/14/22	400	408
2.50%, 1/18/23	5,000	5,175
3.00%, 2/21/24	150	160
2.13%, 1/15/25	500	525
2.00%, 6/2/26	1,000	1,052
3.13%, 9/18/28	1,000	1,123
3.88%, 10/28/41	200	252

NORTHERN FUNDS QUARTERLY REPORT     35    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Supranationals – 1.4%continued
International Bank for Reconstruction & Development,
2.50%, 11/25/24	$600	$638
2.13%, 3/3/25	700	736
0.63%, 4/22/25	3,000	2,989
0.38%, 7/28/25	5,000	4,927
2.50%, 7/29/25	500	535
0.50%, 10/28/25	3,000	2,963
4.75%, 2/15/35	25	33
International Finance Corp.,
2.88%, 7/31/23	2,000	2,106
Nordic Investment Bank,
2.25%, 5/21/24	1,000	1,050
		45,693
Wireless Telecommunications Services – 0.2%
America Movil S.A.B. de C.V.,
3.13%, 7/16/22	295	303
6.13%, 11/15/37	505	698
Orange S.A.,
9.00%, 3/1/31	610	959
Rogers Communications, Inc.,
3.00%, 3/15/23	80	83
3.63%, 12/15/25	1,000	1,104
4.50%, 3/15/43	45	53
5.45%, 10/1/43	130	171
Vodafone Group PLC,
4.13%, 5/30/25	895	999
7.88%, 2/15/30	15	21
6.15%, 2/27/37	1,065	1,474
4.38%, 2/19/43	95	111
5.25%, 5/30/48	135	178
		6,154
Wireline Telecommunications Services – 0.1%
Bell Telephone Co. of Canada or Bell Canada (The),
4.46%, 4/1/48	500	621
British Telecommunications PLC,
9.63%, 12/15/30	100	155
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	599
Telefonica Emisiones S.A.,
4.57%, 4/27/23	240	257
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Wireline Telecommunications Services – 0.1%continued
4.10%, 3/8/27	$1,010	$1,137
5.21%, 3/8/47	320	399
5.52%, 3/1/49	500	651
		3,819
Total Foreign Issuer Bonds
(Cost $217,217)		230,090

U.S. GOVERNMENT AGENCIES – 29.8% (10)
Fannie Mae – 13.2%
0.25%, 5/22/23	3,000	3,000
0.25%, 7/10/23	1,000	1,000
2.88%, 9/12/23	1,500	1,586
0.25%, 11/27/23	4,000	3,993
1.75%, 7/2/24	2,000	2,079
2.63%, 9/6/24	1,000	1,069
0.50%, 6/17/25	4,000	3,975
0.50%, 11/7/25	500	494
2.13%, 4/24/26	1,000	1,059
7.13%, 1/15/30	1,500	2,191
6.63%, 11/15/30	200	289
5.63%, 7/15/37	500	760
Fannie Mae-Aces, Series 2012-M17, Class A2,
2.18%, 11/25/22	102	104
Fannie Mae-Aces, Series 2012-M2, Class A2,
2.72%, 2/25/22	45	45
Fannie Mae-Aces, Series 2012-M4, Class 1A2,
2.98%, 4/25/22	28	28
Fannie Mae-Aces, Series 2012-M5, Class A2,
2.72%, 2/25/22	29	29
Fannie Mae-Aces, Series 2012-M9, Class A2,
2.48%, 4/25/22	48	48
Fannie Mae-Aces, Series 2013-M14, Class A2,
3.33%, 10/25/23	135	142
Fannie Mae-Aces, Series 2013-M6, Class 2A,
2.61%, 3/25/23(1) (2)	78	80

FIXED INCOME INDEX FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Fannie Mae-Aces, Series 2013-M9, Class A2,
2.39%, 1/25/23	$58	$59
Fannie Mae-Aces, Series 2014-M13, Class A2,
3.02%, 8/25/24	88	94
Fannie Mae-Aces, Series 2014-M3, Class A2,
3.50%, 1/25/24	199	211
Fannie Mae-Aces, Series 2014-M9, Class A2,
3.10%, 7/25/24	89	95
Fannie Mae-Aces, Series 2015-M1, Class A2,
2.53%, 9/25/24	136	142
Fannie Mae-Aces, Series 2015-M11, Class A2,
2.91%, 4/25/25(1) (2)	500	534
Fannie Mae-Aces, Series 2015-M3, Class A2,
2.72%, 10/25/24	227	239
Fannie Mae-Aces, Series 2016-M3, Class A2,
2.70%, 2/25/26	98	104
Fannie Mae-Aces, Series 2016-M4, Class A2,
2.58%, 3/25/26	100	107
Fannie Mae-Aces, Series 2016-M5, Class A2,
2.47%, 4/25/26	250	266
Fannie Mae-Aces, Series 2016-M7, Class AV2,
2.16%, 10/25/23	186	191
Fannie Mae-Aces, Series 2016-M9, Class A2,
2.29%, 6/25/26	100	105
Fannie Mae-Aces, Series 2017-M1, Class A2,
2.50%, 10/25/26(1) (2)	90	95
Fannie Mae-Aces, Series 2017-M11, Class A2,
2.98%, 8/25/29	125	139
Fannie Mae-Aces, Series 2017-M14, Class A2,
2.96%, 11/25/27(1) (2)	250	273
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Fannie Mae-Aces, Series 2017-M2, Class A2,
2.89%, 2/25/27(1) (2)	$99	$107
Fannie Mae-Aces, Series 2017-M4, Class A2,
2.67%, 12/25/26(1) (2)	139	150
Fannie Mae-Aces, Series 2017-M5, Class A2,
3.28%, 4/25/29(1) (2)	125	140
Fannie Mae-Aces, Series 2017-M8, Class A2,
3.06%, 5/25/27	300	329
Fannie Mae-Aces, Series 2018-M1, Class A2,
3.08%, 12/25/27(1) (2)	250	275
Fannie Mae-Aces, Series 2018-M10, Class A2,
3.48%, 7/25/28(1) (2)	200	226
Fannie Mae-Aces, Series 2018-M12, Class A2,
3.77%, 8/25/30(1) (2)	110	129
Fannie Mae-Aces, Series 2018-M13, Class A2,
3.82%, 9/25/30(1) (2)	200	236
Fannie Mae-Aces, Series 2018-M14, Class A2,
3.70%, 8/25/28(1) (2)	700	803
Fannie Mae-Aces, Series 2018-M2, Class A2,
3.00%, 1/25/28(1) (2)	125	137
Fannie Mae-Aces, Series 2018-M3, Class A2,
3.19%, 2/25/30(1) (2)	100	112
Fannie Mae-Aces, Series 2018-M4, Class A2,
3.15%, 3/25/28(1) (2)	100	111
Fannie Mae-Aces, Series 2018-M8, Class A2,
3.44%, 6/25/28(1) (2)	100	113
Fannie Mae-Aces, Series 2019-M1, Class A2,
3.67%, 9/25/28(1) (2)	650	743
Fannie Mae-Aces, Series 2019-M18, Class A2,
2.47%, 8/25/29	200	214

NORTHERN FUNDS QUARTERLY REPORT     37    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Fannie Mae-Aces, Series 2019-M4, Class A2,
3.61%, 2/25/31	$150	$175
Fannie Mae-Aces, Series 2019-M7, Class A2,
3.14%, 4/25/29	200	223
Fannie Mae-Aces, Series 2019-M9, Class A2,
2.94%, 4/25/29	200	221
Fannie Mae-Aces, Series 2020-M1, Class A2,
2.44%, 10/25/29	150	161
Fannie Mae-Aces, Series 2020-M20, Class A2,
1.44%, 10/25/29	500	499
Fannie Mae-Aces, Series 2020-M29, Class A2,
1.49%, 5/25/30	500	494
Fannie Mae-Aces, Series 2020-M42, Class A2,
1.27%, 7/25/30	200	196
Fannie Mae-Aces, Series 2020-M46, Class A2,
1.32%, 5/25/30	500	495
Fannie Mae-Aces, Series 2020-M52, Class A2,
1.36%, 10/25/30(1) (2)	350	343
Fannie Mae-Aces, Series 2021-M11, Class A2,
1.51%, 3/25/31(1) (2)	200	199
Pool #256792,
6.50%, 6/1/22	2	2
Pool #256925,
6.00%, 10/1/37	10	12
Pool #256959,
6.00%, 11/1/37	56	67
Pool #257042,
6.50%, 1/1/38	115	136
Pool #257106,
4.50%, 1/1/28	2	2
Pool #257237,
4.50%, 6/1/28	13	14
Pool #707791,
5.00%, 6/1/33	59	67
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #725425,
5.50%, 4/1/34	$25	$29
Pool #730811,
4.50%, 8/1/33	52	58
Pool #735222,
5.00%, 2/1/35	14	16
Pool #735358,
5.50%, 2/1/35	64	74
Pool #735502,
6.00%, 4/1/35	9	10
Pool #737853,
5.00%, 9/1/33	129	146
Pool #745336,
5.00%, 3/1/36	294	336
Pool #745418,
5.50%, 4/1/36	22	25
Pool #745754,
5.00%, 9/1/34	184	210
Pool #745826,
6.00%, 7/1/36	78	92
Pool #747383,
5.50%, 10/1/33	56	63
Pool #755632,
5.00%, 4/1/34	48	55
Pool #772730,
5.00%, 4/1/34	50	56
Pool #790406,
6.00%, 9/1/34	33	39
Pool #793666,
5.50%, 9/1/34	27	30
Pool #796250,
5.50%, 11/1/34	29	33
Pool #800471,
5.50%, 10/1/34	152	176
Pool #817795,
6.00%, 8/1/36	15	16
Pool #826057,
5.00%, 7/1/35	40	46
Pool #826585,
5.00%, 8/1/35	68	78
Pool #828523,
5.00%, 7/1/35	28	33

FIXED INCOME INDEX FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #831676,
6.50%, 8/1/36	$8	$9
Pool #833067,
5.50%, 9/1/35	103	119
Pool #833163,
5.00%, 9/1/35	41	47
Pool #845425,
6.00%, 2/1/36	26	30
Pool #868435,
6.00%, 4/1/36	73	85
Pool #869710,
6.00%, 4/1/36	30	35
Pool #871135,
6.00%, 1/1/37	25	29
Pool #881818,
6.50%, 8/1/36	12	14
Pool #885769,
6.00%, 6/1/36	3	3
Pool #885866,
6.00%, 6/1/36	69	80
Pool #888100,
5.50%, 9/1/36	101	117
Pool #888205,
6.50%, 2/1/37	24	28
Pool #889224,
5.50%, 1/1/37	115	133
Pool #889390,
6.00%, 3/1/23	2	2
Pool #889401,
6.00%, 3/1/38	49	58
Pool #889415,
6.00%, 5/1/37	228	271
Pool #889579,
6.00%, 5/1/38	108	128
Pool #889630,
6.50%, 3/1/38	14	16
Pool #889970,
5.00%, 12/1/36	81	93
Pool #890234,
6.00%, 10/1/38	57	67
Pool #890329,
4.00%, 4/1/26	379	403
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #890796,
3.50%, 12/1/45	$1,676	$1,802
Pool #893363,
5.00%, 6/1/36	23	26
Pool #893366,
5.00%, 4/1/35	34	38
Pool #898417,
6.00%, 10/1/36	15	18
Pool #899079,
5.00%, 3/1/37	23	26
Pool #902414,
5.50%, 11/1/36	69	80
Pool #906090,
5.50%, 1/1/37	72	82
Pool #910147,
5.00%, 3/1/22	1	1
Pool #912414,
4.50%, 1/1/22	1	1
Pool #918515,
5.00%, 6/1/37	43	48
Pool #923123,
5.00%, 4/1/36	9	10
Pool #923166,
7.50%, 1/1/37	5	6
Pool #928261,
4.50%, 3/1/36	49	53
Pool #928584,
6.50%, 8/1/37	200	237
Pool #928909,
6.00%, 12/1/37	1	1
Pool #928915,
6.00%, 11/1/37	5	6
Pool #930606,
4.00%, 2/1/39	237	259
Pool #931195,
4.50%, 5/1/24	30	32
Pool #932023,
5.00%, 1/1/38	42	48
Pool #932741,
4.50%, 4/1/40	193	215
Pool #934466,
5.50%, 9/1/23	14	14

NORTHERN FUNDS QUARTERLY REPORT     39    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #940623,
5.50%, 8/1/37	$12	$14
Pool #943388,
6.00%, 6/1/37	85	100
Pool #943617,
6.00%, 8/1/37	40	46
Pool #945876,
5.50%, 8/1/37	5	6
Pool #947216,
6.00%, 10/1/37	33	39
Pool #949391,
5.50%, 8/1/22(11)	—	—
Pool #953018,
6.50%, 10/1/37	40	47
Pool #953910,
6.00%, 11/1/37	23	27
Pool #955771,
6.50%, 10/1/37	17	19
Pool #959604,
6.50%, 11/1/37	8	9
Pool #959880,
5.50%, 11/1/37	14	16
Pool #962687,
5.00%, 4/1/38	59	67
Pool #963735,
4.50%, 6/1/23	14	14
Pool #965389,
6.00%, 10/1/23	12	12
Pool #968037,
6.00%, 1/1/38	25	28
Pool #969632,
6.50%, 1/1/38	17	19
Pool #970013,
4.50%, 6/1/38	73	78
Pool #972452,
5.50%, 3/1/38	71	82
Pool #975365,
5.00%, 6/1/23	6	6
Pool #976963,
5.50%, 2/1/38	662	766
Pool #981704,
5.00%, 6/1/23	19	20
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #981854,
5.50%, 7/1/38	$31	$35
Pool #984075,
4.50%, 6/1/23	5	5
Pool #986760,
5.50%, 7/1/38	175	204
Pool #992472,
6.00%, 10/1/38	9	10
Pool #992491,
4.50%, 10/1/23	8	9
Pool #995018,
5.50%, 6/1/38	35	41
Pool #995203,
5.00%, 7/1/35	247	282
Pool #995266,
5.00%, 12/1/23	40	41
Pool #995879,
6.00%, 4/1/39	47	55
Pool #AA0649,
5.00%, 12/1/38	166	191
Pool #AA2939,
4.50%, 4/1/39	300	335
Pool #AA4482,
4.00%, 4/1/39	217	239
Pool #AA4562,
4.50%, 9/1/39	307	342
Pool #AA8978,
4.50%, 7/1/39	59	65
Pool #AA9357,
4.50%, 8/1/39	196	218
Pool #AB1048,
4.50%, 5/1/40	254	281
Pool #AB2067,
3.50%, 1/1/41	451	488
Pool #AB2092,
4.00%, 1/1/41	256	282
Pool #AB2272,
4.50%, 2/1/41	339	378
Pool #AB2693,
4.50%, 4/1/41	230	257
Pool #AB2768,
4.50%, 4/1/41	264	295

FIXED INCOME INDEX FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #AB3035,
5.00%, 5/1/41	$401	$459
Pool #AB3246,
5.00%, 7/1/41	75	85
Pool #AB4057,
4.00%, 12/1/41	876	964
Pool #AB4293,
3.50%, 1/1/42	470	506
Pool #AB5049,
4.00%, 4/1/42	686	748
Pool #AB6016,
3.50%, 8/1/42	310	334
Pool #AB6293,
3.50%, 9/1/27	565	611
Pool #AB6472,
2.00%, 10/1/27	243	252
Pool #AB7076,
3.00%, 11/1/42	1,441	1,533
Pool #AB7503,
3.00%, 1/1/43	548	580
Pool #AB7733,
3.00%, 1/1/43	1,088	1,152
Pool #AB8787,
2.00%, 3/1/28	543	562
Pool #AB9019,
3.00%, 4/1/43	556	592
Pool #AB9136,
2.50%, 4/1/43	62	64
Pool #AB9363,
3.50%, 5/1/43	1,455	1,577
Pool #AB9990,
3.00%, 7/1/33	130	138
Pool #AC2947,
5.50%, 9/1/39	336	377
Pool #AC2969,
5.00%, 9/1/39	1,057	1,211
Pool #AC3263,
4.50%, 9/1/29	78	85
Pool #AC3312,
4.50%, 10/1/39	446	492
Pool #AC4861,
4.50%, 11/1/24	72	76
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #AC5040,
4.00%, 10/1/24	$38	$40
Pool #AC6118,
4.50%, 11/1/39	116	128
Pool #AC6742,
4.50%, 1/1/40	517	574
Pool #AC8518,
5.00%, 12/1/39	179	205
Pool #AC9581,
5.50%, 1/1/40	466	531
Pool #AD0119,
6.00%, 7/1/38	136	161
Pool #AD0585,
4.50%, 12/1/39	288	324
Pool #AD0639,
6.00%, 12/1/38	50	59
Pool #AD0969,
5.50%, 8/1/37	181	210
Pool #AD5241,
4.50%, 7/1/40	132	147
Pool #AD5525,
5.00%, 6/1/40	183	210
Pool #AD5556,
4.00%, 6/1/25	39	42
Pool #AD7859,
5.00%, 6/1/40	110	125
Pool #AE0949,
4.00%, 2/1/41	466	509
Pool #AE0971,
4.00%, 5/1/25	25	26
Pool #AE0981,
3.50%, 3/1/41	349	375
Pool #AE1807,
4.00%, 10/1/40	524	571
Pool #AE3873,
4.50%, 10/1/40	113	126
Pool #AE5436,
4.50%, 10/1/40	129	144
Pool #AE7758,
3.50%, 11/1/25	63	67
Pool #AH0525,
4.00%, 12/1/40	459	500

NORTHERN FUNDS QUARTERLY REPORT     41    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #AH1295,
3.50%, 1/1/26	$127	$136
Pool #AH3226,
5.00%, 2/1/41	47	54
Pool #AH4158,
4.00%, 1/1/41	90	98
Pool #AH4450,
3.00%, 1/1/26	66	69
Pool #AH5573,
4.00%, 2/1/41	483	532
Pool #AH5614,
3.50%, 2/1/26	130	139
Pool #AH8854,
4.50%, 4/1/41	158	176
Pool #AI1247,
4.00%, 4/1/26	59	63
Pool #AI3470,
4.50%, 6/1/41	167	184
Pool #AI4361,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 8.15% Cap), 2.36%, 9/1/41(2)	5	5
Pool #AI4380,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 7.93% Cap), 2.18%, 11/1/41(2)	6	6
Pool #AI5603,
4.50%, 7/1/41	117	130
Pool #AI7743,
4.00%, 8/1/41	76	83
Pool #AI9137,
2.50%, 11/1/27	736	772
Pool #AI9555,
4.00%, 9/1/41	241	262
Pool #AI9828,
(Floating, ICE LIBOR USD 1Y + 1.82%, 1.82% Floor, 7.97% Cap), 2.22%, 11/1/41(2)	7	7
Pool #AJ4093,
3.50%, 10/1/26	33	35
Pool #AJ4408,
4.50%, 10/1/41	94	104
Pool #AJ6086,
3.00%, 12/1/26	102	107
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #AJ9152,
3.50%, 12/1/26	$456	$487
Pool #AJ9218,
4.00%, 2/1/42	418	459
Pool #AJ9326,
3.50%, 1/1/42	789	861
Pool #AJ9355,
3.00%, 1/1/27	235	248
Pool #AK4813,
3.50%, 3/1/42	255	275
Pool #AK4945,
3.50%, 2/1/42	239	258
Pool #AK7766,
2.50%, 3/1/27	282	295
Pool #AK9444,
4.00%, 3/1/42	62	67
Pool #AL0442,
5.50%, 6/1/40	56	65
Pool #AL0766,
4.00%, 9/1/41	692	762
Pool #AL1449,
4.00%, 1/1/42	713	779
Pool #AL1849,
6.00%, 2/1/39	227	269
Pool #AL1939,
3.50%, 6/1/42	717	777
Pool #AL2243,
4.00%, 3/1/42	601	656
Pool #AL2303,
4.50%, 6/1/26	47	49
Pool #AL2326,
4.50%, 4/1/42	1,313	1,467
Pool #AL2397,
(Floating, ICE LIBOR USD 1Y + 1.76%, 1.76% Floor, 7.71% Cap), 2.52%, 8/1/42(2)	19	19
Pool #AL2438,
3.00%, 9/1/27	605	641
Pool #AL2893,
3.50%, 12/1/42	2,043	2,236
Pool #AL3396,
2.50%, 3/1/28	282	296
Pool #AL3803,
3.00%, 6/1/28	480	507

FIXED INCOME INDEX FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #AL4408,
4.50%, 11/1/43	$794	$883
Pool #AL4462,
2.50%, 6/1/28	495	518
Pool #AL4908,
4.00%, 2/1/44	615	676
Pool #AL5167,
3.50%, 1/1/34	159	171
Pool #AL5254,
3.00%, 11/1/27	337	354
Pool #AL5377,
4.00%, 6/1/44	1,739	1,921
Pool #AL5734,
3.50%, 9/1/29	476	515
Pool #AL5785,
4.00%, 9/1/44	1,007	1,121
Pool #AL6488,
3.50%, 8/1/43	387	420
Pool #AL7807,
3.00%, 11/1/30	1,487	1,577
Pool #AL8469,
3.50%, 4/1/31	262	284
Pool #AL8908,
3.00%, 8/1/46	538	573
Pool #AL8951,
3.00%, 8/1/46	460	489
Pool #AL9582,
3.00%, 12/1/31	679	717
Pool #AO0752,
3.00%, 4/1/42	323	342
Pool #AO0800,
3.00%, 4/1/27	228	241
Pool #AO2973,
3.50%, 5/1/42	1,008	1,106
Pool #AO4136,
3.50%, 6/1/42	454	489
Pool #AO7970,
2.50%, 6/1/27	159	166
Pool #AO8031,
3.50%, 7/1/42	1,343	1,451
Pool #AO8629,
3.50%, 7/1/42	208	224
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #AP6273,
3.00%, 10/1/42	$380	$404
Pool #AQ6784,
3.50%, 12/1/42	471	510
Pool #AQ8185,
2.50%, 1/1/28	101	106
Pool #AQ8647,
3.50%, 12/1/42	655	708
Pool #AR1706,
2.50%, 1/1/28	1,641	1,720
Pool #AR3054,
3.00%, 1/1/28	375	398
Pool #AR3792,
3.00%, 2/1/43	335	356
Pool #AR8151,
3.00%, 3/1/43	693	737
Pool #AR9188,
2.50%, 3/1/43	97	102
Pool #AR9582,
3.00%, 3/1/43	268	287
Pool #AS0018,
3.00%, 7/1/43	1,345	1,429
Pool #AS0275,
3.00%, 8/1/33	173	183
Pool #AS3294,
4.00%, 9/1/44	744	810
Pool #AS3600,
3.00%, 10/1/29	868	918
Pool #AS3657,
4.50%, 10/1/44	511	558
Pool #AS4085,
4.00%, 12/1/44	311	341
Pool #AS4306,
3.00%, 1/1/45	433	456
Pool #AS4458,
3.50%, 2/1/45	1,897	2,049
Pool #AS4715,
3.00%, 4/1/45	577	613
Pool #AS5090,
2.50%, 6/1/30	217	228
Pool #AS5324,
2.50%, 7/1/30	439	460

NORTHERN FUNDS QUARTERLY REPORT     43    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #AS5500,
3.00%, 7/1/35	$200	$212
Pool #AS5666,
4.00%, 8/1/45	491	533
Pool #AS5892,
3.50%, 10/1/45	558	595
Pool #AS6192,
3.50%, 11/1/45	1,479	1,591
Pool #AS6262,
3.50%, 11/1/45	671	716
Pool #AS6332,
3.50%, 12/1/45	777	831
Pool #AS6398,
3.50%, 12/1/45	553	591
Pool #AS6730,
3.50%, 2/1/46	860	918
Pool #AS6887,
2.50%, 3/1/31	426	447
Pool #AS7149,
3.00%, 5/1/46	903	964
Pool #AS7157,
3.00%, 5/1/46	348	366
Pool #AS7247,
4.00%, 5/1/46	212	228
Pool #AS7343,
3.00%, 6/1/46	354	373
Pool #AS7480,
2.00%, 7/1/31	111	115
Pool #AS7580,
3.00%, 7/1/46	423	445
Pool #AS8067,
3.00%, 10/1/46	866	918
Pool #AS8074,
3.00%, 10/1/46	334	351
Pool #AS8178,
3.00%, 10/1/36	119	125
Pool #AS8194,
2.50%, 10/1/31	1,531	1,610
Pool #AS8424,
3.00%, 12/1/36	189	199
Pool #AS8483,
3.00%, 12/1/46	584	617
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #AS8591,
2.00%, 1/1/32	$243	$252
Pool #AS8614,
3.50%, 1/1/32	180	195
Pool #AS8699,
4.00%, 1/1/47	1,300	1,396
Pool #AS8787,
2.00%, 2/1/32	137	142
Pool #AS8960,
4.00%, 3/1/47	381	412
Pool #AS9505,
3.00%, 4/1/32	425	450
Pool #AS9615,
4.50%, 5/1/47	361	392
Pool #AT0666,
3.50%, 4/1/43	351	381
Pool #AT2720,
3.00%, 5/1/43	743	792
Pool #AT3164,
3.00%, 4/1/43	1,160	1,234
Pool #AT3180,
3.00%, 5/1/43	1,440	1,532
Pool #AT5026,
3.00%, 5/1/43	1,293	1,375
Pool #AU1657,
2.50%, 7/1/28	260	273
Pool #AU1689,
3.50%, 8/1/43	1,684	1,831
Pool #AU1808,
3.00%, 8/1/43	1,110	1,175
Pool #AU3164,
3.00%, 8/1/33	164	175
Pool #AU5918,
3.00%, 9/1/43	917	971
Pool #AU5919,
3.50%, 9/1/43	594	640
Pool #AV0691,
4.00%, 12/1/43	1,305	1,435
Pool #AV2339,
4.00%, 12/1/43	290	319
Pool #AW8167,
3.50%, 2/1/42	278	300

FIXED INCOME INDEX FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #AW8595,
3.00%, 8/1/29	$212	$225
Pool #AX2163,
3.50%, 11/1/44	336	360
Pool #AX4413,
4.00%, 11/1/44	562	613
Pool #AX4839,
3.50%, 11/1/44	556	596
Pool #AX6139,
4.00%, 11/1/44	926	1,019
Pool #AY0544,
2.50%, 8/1/27	646	677
Pool #AY3062,
3.00%, 11/1/26	212	223
Pool #AY9555,
3.00%, 5/1/45	605	635
Pool #AZ1449,
3.00%, 7/1/45	366	384
Pool #AZ2936,
3.00%, 9/1/45	256	270
Pool #AZ2947,
4.00%, 9/1/45	553	602
Pool #AZ4775,
3.50%, 10/1/45	367	393
Pool #AZ6684,
3.00%, 2/1/31	551	584
Pool #BA2911,
3.00%, 11/1/30	198	209
Pool #BC0326,
3.50%, 12/1/45	267	286
Pool #BC0822,
3.50%, 4/1/46	2,241	2,389
Pool #BC1105,
3.50%, 2/1/46	1,006	1,076
Pool #BC1510,
3.00%, 8/1/46	362	381
Pool #BC9096,
3.50%, 12/1/46	451	478
Pool #BE3171,
2.50%, 2/1/32	501	526
Pool #BH1130,
3.50%, 4/1/32	361	386
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #BH5784,
3.00%, 11/1/32	$1,691	$1,799
Pool #BH7032,
3.50%, 12/1/47	237	250
Pool #BH7106,
3.50%, 1/1/48	473	499
Pool #BH9215,
3.50%, 1/1/48	885	933
Pool #BJ0648,
3.50%, 3/1/48	511	540
Pool #BJ9181,
5.00%, 5/1/48	476	523
Pool #BJ9260,
4.00%, 4/1/48	414	443
Pool #BJ9977,
4.00%, 5/1/48	288	312
Pool #BK0276,
4.00%, 9/1/48	152	163
Pool #BK0920,
4.00%, 7/1/48	777	828
Pool #BK0922,
4.50%, 7/1/48	152	164
Pool #BK3044,
2.50%, 9/1/50	652	676
Pool #BK4740,
4.00%, 8/1/48	245	262
Pool #BK4764,
4.00%, 8/1/48	229	244
Pool #BK4816,
4.00%, 9/1/48	427	456
Pool #BM1687,
4.00%, 1/1/47	1,640	1,772
Pool #BM1787,
4.00%, 9/1/47	1,042	1,135
Pool #BM2001,
3.50%, 12/1/46	141	150
Pool #BM3286,
4.50%, 11/1/47	97	106
Pool #BM4151,
2.50%, 6/1/32	1,492	1,562
Pool #BM5288,
3.50%, 1/1/34	276	295

NORTHERN FUNDS QUARTERLY REPORT     45    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #BM5466,
2.50%, 10/1/43	$516	$539
Pool #BM5804,
5.00%, 1/1/49	652	713
Pool #BN1176,
4.50%, 11/1/48	223	241
Pool #BN1628,
4.50%, 11/1/48	167	181
Pool #BN5947,
3.50%, 6/1/49	262	278
Pool #BN6097,
4.00%, 6/1/49	1,445	1,538
Pool #BN6683,
3.50%, 6/1/49	497	524
Pool #BN8985,
2.00%, 3/1/51	396	400
Pool #BN9007,
2.00%, 3/1/51	2,671	2,701
Pool #BO1012,
3.50%, 8/1/49	249	262
Pool #BO1021,
3.50%, 8/1/49	279	294
Pool #BO1169,
3.50%, 7/1/49	140	147
Pool #BO1444,
3.00%, 10/1/49	335	353
Pool #BO1461,
3.00%, 10/1/49	187	197
Pool #BO3181,
2.50%, 10/1/49	691	715
Pool #BO4708,
3.00%, 11/1/49	655	683
Pool #BO8620,
3.00%, 12/1/49	695	729
Pool #BP4660,
2.50%, 5/1/50	208	215
Pool #BP6496,
2.00%, 7/1/35	1,069	1,103
Pool #BP6626,
2.00%, 8/1/50	1,063	1,074
Pool #BP6683,
2.50%, 9/1/50	802	830
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #BP7273,
2.50%, 8/1/50	$482	$499
Pool #BP7585,
2.00%, 9/1/50	3,569	3,606
Pool #BQ0202,
2.50%, 8/1/50	697	726
Pool #BQ1147,
2.50%, 10/1/50	878	909
Pool #BQ1351,
2.50%, 8/1/50	793	822
Pool #BQ4077,
2.00%, 12/1/50	990	1,001
Pool #BQ4966,
2.00%, 10/1/35	1,400	1,446
Pool #BQ5056,
2.00%, 10/1/50	393	397
Pool #BQ5979,
2.00%, 11/1/50	1,815	1,835
Pool #BR4450,
1.50%, 2/1/36	969	982
Pool #BR6042,
2.00%, 2/1/51	2,223	2,246
Pool #BR9755,
4/1/51(12)	1,696	1,723
Pool #BR9761,
2.00%, 4/1/51	1,295	1,309
Pool #BT1034,
7/1/51(12)	2,196	2,220
Pool #CA0110,
3.50%, 8/1/47	507	535
Pool #CA0619,
4.00%, 10/1/47	143	153
Pool #CA0620,
4.00%, 10/1/47	1,703	1,820
Pool #CA0656,
3.50%, 11/1/47	1,139	1,224
Pool #CA0859,
3.50%, 12/1/47	907	960
Pool #CA0917,
3.50%, 12/1/47	683	734
Pool #CA1370,
4.00%, 3/1/48	406	439

FIXED INCOME INDEX FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #CA1378,
4.00%, 3/1/48	$359	$383
Pool #CA1564,
4.50%, 4/1/48	168	181
Pool #CA1711,
4.50%, 5/1/48	491	531
Pool #CA1902,
4.50%, 6/1/48	543	591
Pool #CA1909,
4.50%, 6/1/48	240	259
Pool #CA1951,
4.00%, 7/1/48	266	284
Pool #CA1952,
4.50%, 6/1/48	137	147
Pool #CA2056,
4.50%, 7/1/48	172	185
Pool #CA2200,
4.50%, 8/1/48	1,453	1,586
Pool #CA2208,
4.50%, 8/1/48	171	184
Pool #CA2256,
3.50%, 8/1/33	265	284
Pool #CA2366,
3.50%, 9/1/48	166	175
Pool #CA2375,
4.00%, 9/1/48	762	812
Pool #CA2559,
4.00%, 11/1/33	341	364
Pool #CA2616,
3.50%, 11/1/48	985	1,056
Pool #CA2729,
4.50%, 11/1/48	812	872
Pool #CA3640,
4.00%, 6/1/49	651	702
Pool #CA4029,
4.00%, 8/1/49	1,606	1,711
Pool #CA4143,
3.00%, 9/1/49	5,861	6,157
Pool #CA4420,
3.00%, 10/1/49	592	627
Pool #CA4792,
3.00%, 12/1/49	396	413
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #CA5020,
3.50%, 1/1/50	$1,036	$1,091
Pool #CA5452,
3.00%, 3/1/50	1,289	1,345
Pool #CA5508,
3.00%, 4/1/50	1,620	1,688
Pool #CA6072,
2.50%, 6/1/50	585	606
Pool #CA6074,
2.50%, 6/1/50	849	878
Pool #CA6144,
2.50%, 6/1/50	935	969
Pool #CA6290,
3.00%, 7/1/50	772	812
Pool #CA6305,
2.50%, 7/1/50	1,721	1,781
Pool #CA6339,
2.50%, 7/1/50	1,626	1,684
Pool #CA6346,
2.50%, 7/1/50	822	852
Pool #CA6563,
2.50%, 8/1/35	790	825
Pool #CA6601,
2.50%, 8/1/50	673	697
Pool #CA6951,
2.50%, 9/1/50	564	585
Pool #CA6962,
2.50%, 9/1/50	804	835
Pool #CA6986,
2.00%, 9/1/50	2,692	2,730
Pool #CA7019,
2.00%, 9/1/50	1,575	1,591
Pool #CA7216,
2.00%, 10/1/50	3,165	3,201
Pool #CA7232,
2.50%, 10/1/50	1,703	1,764
Pool #CA7600,
2.50%, 11/1/50	1,756	1,818
Pool #CA7697,
1.50%, 11/1/50	4,079	4,000
Pool #CA7736,
2.50%, 11/1/50	1,794	1,858

NORTHERN FUNDS QUARTERLY REPORT     47    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #CA8043,
2.50%, 12/1/50	$963	$1,002
Pool #CA9143,
2.00%, 2/1/36	1,167	1,209
Pool #CA9355,
2.00%, 3/1/41	591	603
Pool #CA9418,
1.50%, 3/1/36	684	694
Pool #CB0325,
2.00%, 4/1/51	1,881	1,900
Pool #FM1496,
3.50%, 9/1/49	4,083	4,298
Pool #FM1708,
3.00%, 12/1/45	353	376
Pool #FM1742,
3.00%, 10/1/49	382	404
Pool #FM1938,
4.50%, 9/1/49	886	951
Pool #FM2305,
3.50%, 2/1/50	1,110	1,184
Pool #FM2715,
3.00%, 3/1/50	250	263
Pool #FM2778,
3.00%, 3/1/50	1,592	1,684
Pool #FM2963,
3.00%, 2/1/50	6,782	7,178
Pool #FM3125,
3.50%, 3/1/50	1,927	2,041
Pool #FM3225,
3.00%, 5/1/50	878	931
Pool #FM3610,
4.00%, 6/1/50	798	852
Pool #FM3747,
2.50%, 8/1/50	1,348	1,398
Pool #FM3969,
2.50%, 8/1/43	509	532
Pool #FM4055,
2.50%, 8/1/50	9,023	9,346
Pool #FM4149,
3.00%, 9/1/50	4,816	5,100
Pool #FM4193,
2.50%, 9/1/50	913	949
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #FM4476,
2.00%, 10/1/50	$2,099	$2,127
Pool #FM4544,
2.00%, 10/1/50	1,132	1,143
Pool #FM4598,
2.00%, 11/1/40	280	285
Pool #FM4633,
2.00%, 10/1/50	1,125	1,140
Pool #FM4734,
2.00%, 11/1/35	1,376	1,424
Pool #FM4762,
2.00%, 11/1/50	1,733	1,762
Pool #FM4799,
2.00%, 11/1/50	916	929
Pool #FM4868,
2.00%, 11/1/50	1,615	1,637
Pool #FM4934,
2.00%, 11/1/35	938	972
Pool #FM4951,
1.50%, 11/1/35	755	765
Pool #FM5026,
2.00%, 12/1/50	1,541	1,559
Pool #FM5087,
2.00%, 12/1/50	721	729
Pool #FM5210,
2.00%, 12/1/50	2,875	2,925
Pool #FM5534,
2.00%, 1/1/41	386	394
Pool #FM5570,
2.00%, 1/1/36	2,283	2,367
Pool #FM5580,
1.50%, 1/1/36	957	970
Pool #FM5849,
2.00%, 12/1/50	1,082	1,094
Pool #FM6055,
2.00%, 2/1/51	2,428	2,453
Pool #FM6099,
2.00%, 2/1/51	2,379	2,403
Pool #FM6338,
2.00%, 2/1/51	1,561	1,579
Pool #FM6496,
2.00%, 2/1/51	694	703

FIXED INCOME INDEX FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #FM6511,
2.00%, 3/1/36	$2,634	$2,732
Pool #FM6550,
2.00%, 3/1/51	472	479
Pool #FM6943,
2.00%, 4/1/51	1,577	1,600
Pool #FM6964,
2.00%, 5/1/51	1,287	1,305
Pool #FM6991,
2.00%, 4/1/51	1,873	1,896
Pool #FM7078,
4/1/51(12)	1,489	1,514
Pool #FM7080,
2.00%, 4/1/51	793	804
Pool #FM7360,
2.00%, 5/1/41	498	511
Pool #FM7411,
5/1/51(12)	3,578	3,615
Pool #FM7429,
1.50%, 5/1/36	2,086	2,116
Pool #FM7622,
2.00%, 5/1/51	997	1,013
Pool #MA0361,
4.00%, 3/1/30	74	80
Pool #MA0667,
4.00%, 3/1/31	214	230
Pool #MA0706,
4.50%, 4/1/31	245	267
Pool #MA0711,
3.50%, 4/1/31	129	136
Pool #MA0804,
4.00%, 7/1/31	148	159
Pool #MA0976,
3.50%, 2/1/32	286	305
Pool #MA1107,
3.50%, 7/1/32	379	405
Pool #MA1138,
3.50%, 8/1/32	210	223
Pool #MA1141,
3.00%, 8/1/32	101	107
Pool #MA1200,
3.00%, 10/1/32	568	598
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #MA1239,
3.50%, 11/1/32	$295	$318
Pool #MA1432,
3.00%, 5/1/33	605	640
Pool #MA1511,
2.50%, 7/1/33	182	189
Pool #MA1764,
4.00%, 1/1/34	257	280
Pool #MA2320,
3.00%, 7/1/35	453	480
Pool #MA2473,
3.50%, 12/1/35	182	195
Pool #MA2489,
2.50%, 12/1/30	680	713
Pool #MA2512,
4.00%, 1/1/46	253	274
Pool #MA2670,
3.00%, 7/1/46	996	1,046
Pool #MA2672,
3.00%, 7/1/36	232	244
Pool #MA2705,
3.00%, 8/1/46	719	755
Pool #MA2737,
3.00%, 9/1/46	328	345
Pool #MA2738,
3.00%, 9/1/36	333	351
Pool #MA2771,
3.00%, 10/1/46	357	376
Pool #MA2775,
2.50%, 10/1/31	231	242
Pool #MA2781,
2.50%, 10/1/46	247	257
Pool #MA2804,
3.00%, 11/1/36	437	460
Pool #MA2817,
2.50%, 11/1/36	170	177
Pool #MA2841,
2.50%, 12/1/36	72	75
Pool #MA2863,
3.00%, 1/1/47	5,658	5,932
Pool #MA2895,
3.00%, 2/1/47	339	357

NORTHERN FUNDS QUARTERLY REPORT     49    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #MA2929,
3.50%, 3/1/47	$1,521	$1,614
Pool #MA3028,
3.50%, 6/1/37	338	359
Pool #MA3057,
3.50%, 7/1/47	624	660
Pool #MA3058,
4.00%, 7/1/47	242	259
Pool #MA3059,
3.50%, 7/1/37	59	62
Pool #MA3073,
4.50%, 7/1/47	539	586
Pool #MA3127,
3.00%, 9/1/37	138	144
Pool #MA3150,
4.50%, 10/1/47	304	329
Pool #MA3181,
3.50%, 11/1/37	98	103
Pool #MA3182,
3.50%, 11/1/47	755	799
Pool #MA3184,
4.50%, 11/1/47	93	101
Pool #MA3185,
3.00%, 11/1/37	159	166
Pool #MA3188,
3.00%, 11/1/32	536	566
Pool #MA3211,
4.00%, 12/1/47	159	170
Pool #MA3239,
4.00%, 1/1/48	669	719
Pool #MA3276,
3.50%, 2/1/48	621	657
Pool #MA3281,
4.00%, 2/1/38	384	413
Pool #MA3334,
4.50%, 4/1/48	517	561
Pool #MA3385,
4.50%, 6/1/48	195	210
Pool #MA3412,
3.50%, 7/1/38	167	176
Pool #MA3413,
4.00%, 7/1/38	65	70
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #MA3443,
4.00%, 8/1/48	$171	$182
Pool #MA3444,
4.50%, 8/1/48	180	194
Pool #MA3467,
4.00%, 9/1/48	163	174
Pool #MA3492,
4.00%, 10/1/38	54	58
Pool #MA3547,
3.00%, 12/1/33	323	341
Pool #MA3590,
4.00%, 2/1/39	56	59
Pool #MA3685,
3.00%, 6/1/49	258	270
Pool #MA3692,
3.50%, 7/1/49	218	230
Pool #MA3695,
3.00%, 7/1/34	121	127
Pool #MA3744,
3.00%, 8/1/49	291	303
Pool #MA3765,
2.50%, 9/1/49	534	552
Pool #MA3870,
2.50%, 12/1/49	251	260
Pool #MA3871,
3.00%, 12/1/49	276	288
Pool #MA3896,
2.50%, 1/1/35	1,700	1,776
Pool #MA3898,
3.50%, 1/1/35	673	719
Pool #MA3902,
2.50%, 1/1/50	249	258
Pool #MA3934,
3.00%, 2/1/40	196	205
Pool #MA3958,
3.00%, 3/1/40	200	209
Pool #MA4013,
2.50%, 5/1/35	366	382
Pool #MA4014,
3.00%, 5/1/35	613	645
Pool #MA4016,
2.50%, 5/1/40	634	657

FIXED INCOME INDEX FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #MA4042,
2.00%, 6/1/35	$740	$765
Pool #MA4053,
2.50%, 6/1/35	1,388	1,451
Pool #MA4071,
2.00%, 7/1/40	396	404
Pool #MA4072,
2.50%, 7/1/40	373	386
Pool #MA4074,
2.00%, 7/1/35	1,130	1,166
Pool #MA4076,
3.00%, 7/1/35	1,375	1,447
Pool #MA4078,
2.50%, 7/1/50	2,007	2,078
Pool #MA4093,
2.00%, 8/1/40	210	215
Pool #MA4094,
2.50%, 8/1/40	392	406
Pool #MA4096,
2.50%, 8/1/50	1,242	1,286
Pool #MA4099,
2.50%, 8/1/35	1,365	1,424
Pool #MA4100,
2.00%, 8/1/50	2,150	2,173
Pool #MA4119,
2.00%, 9/1/50	2,495	2,520
Pool #MA4122,
1.50%, 9/1/35	425	430
Pool #MA4123,
2.00%, 9/1/35	1,597	1,649
Pool #MA4128,
2.00%, 9/1/40	604	612
Pool #MA4129,
2.50%, 9/1/40	411	427
Pool #MA4153,
2.50%, 10/1/40	176	183
Pool #MA4154,
1.50%, 10/1/35	626	634
Pool #MA4155,
2.00%, 10/1/35	1,692	1,747
Pool #MA4176,
2.00%, 11/1/40	1,025	1,043
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Fannie Mae – 13.2%continued
Pool #MA4228,
1.50%, 1/1/36	$946	$958
Pool #MA4232,
2.00%, 1/1/41	481	491
Pool #MA4254,
1.50%, 2/1/51	627	615
Pool #MA4266,
1.50%, 2/1/41	1,269	1,264
Pool #MA4278,
1.50%, 3/1/36	291	295
Pool #MA4310,
1.50%, 4/1/41	395	392
Pool #MA4333,
2.00%, 5/1/41	694	706
Pool #MA4342,
1.50%, 5/1/41	198	197
Pool TBA,
7/1/51(12)	37,500	37,522
		432,946
Federal Farm Credit Bank – 0.1%
1.38%, 10/11/22	1,000	1,016
0.73%, 5/27/25	2,000	1,984
		3,000
Federal Home Loan Bank – 0.2%
1.88%, 12/9/22	3,000	3,073
1.38%, 2/17/23	3,500	3,567
5.50%, 7/15/36	500	736
		7,376
Freddie Mac – 8.9%
Federal Home Loan Mortgage Corp.,
0.13%, 7/25/22	1,000	1,000
0.38%, 5/5/23	2,000	2,005
2.75%, 6/19/23	1,000	1,049
0.25%, 6/26/23	1,000	1,000
0.25%, 8/24/23	2,500	2,500
0.25%, 12/4/23	3,000	2,997
0.38%, 9/23/25	2,000	1,969
6.75%, 3/15/31	1,200	1,764
Freddie Mac Multifamily Structured Pass Through Certificates, Series K028, Class A2,
3.11%, 2/25/23	300	312

NORTHERN FUNDS QUARTERLY REPORT     51    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac – 8.9%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K029, Class A2,
3.32%, 2/25/23(1) (2)	$250	$261
Freddie Mac Multifamily Structured Pass Through Certificates, Series K030, Class A2,
3.25%, 4/25/23	300	313
Freddie Mac Multifamily Structured Pass Through Certificates, Series K031, Class A2,
3.30%, 4/25/23	227	238
Freddie Mac Multifamily Structured Pass Through Certificates, Series K032, Class A2,
3.31%, 5/25/23	365	384
Freddie Mac Multifamily Structured Pass Through Certificates, Series K033, Class A2,
3.06%, 7/25/23	350	367
Freddie Mac Multifamily Structured Pass Through Certificates, Series K036, Class A2,
3.53%, 10/25/23	1,000	1,064
Freddie Mac Multifamily Structured Pass Through Certificates, Series K038, Class A2,
3.39%, 3/25/24	295	316
Freddie Mac Multifamily Structured Pass Through Certificates, Series K040, Class A2,
3.24%, 9/25/24	300	323
Freddie Mac Multifamily Structured Pass Through Certificates, Series K041, Class A2,
3.17%, 10/25/24	300	323
Freddie Mac Multifamily Structured Pass Through Certificates, Series K042, Class A2,
2.67%, 12/25/24	200	212
Freddie Mac Multifamily Structured Pass Through Certificates, Series K043, Class A2,
3.06%, 12/25/24	200	215
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac – 8.9%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K046, Class A2,
3.21%, 3/25/25	$250	$271
Freddie Mac Multifamily Structured Pass Through Certificates, Series K047, Class A2,
3.33%, 5/25/25	500	544
Freddie Mac Multifamily Structured Pass Through Certificates, Series K051, Class A2,
3.31%, 9/25/25	300	328
Freddie Mac Multifamily Structured Pass Through Certificates, Series K053, Class A2,
3.00%, 12/25/25	300	325
Freddie Mac Multifamily Structured Pass Through Certificates, Series K054, Class A2,
2.75%, 1/25/26	250	269
Freddie Mac Multifamily Structured Pass Through Certificates, Series K055, Class A2,
2.67%, 3/25/26	500	536
Freddie Mac Multifamily Structured Pass Through Certificates, Series K056, Class A2,
2.53%, 5/25/26	400	427
Freddie Mac Multifamily Structured Pass Through Certificates, Series K058, Class A2,
2.65%, 8/25/26	250	269
Freddie Mac Multifamily Structured Pass Through Certificates, Series K059, Class A2,
3.12%, 9/25/26	100	110
Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2,
3.24%, 4/25/27	350	388
Freddie Mac Multifamily Structured Pass Through Certificates, Series K066, Class A2,
3.12%, 6/25/27	350	386

FIXED INCOME INDEX FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac – 8.9%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,
3.19%, 7/25/27	$250	$277
Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,
3.24%, 8/25/27	150	167
Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,
3.19%, 9/25/27	200	222
Freddie Mac Multifamily Structured Pass Through Certificates, Series K070, Class A2,
3.30%, 11/25/27	150	168
Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2,
3.44%, 12/25/27	150	169
Freddie Mac Multifamily Structured Pass Through Certificates, Series K073, Class A2,
3.35%, 1/25/28	150	168
Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2,
3.60%, 1/25/28	150	171
Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2,
3.65%, 2/25/28	150	171
Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2,
3.90%, 4/25/28	200	232
Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2,
3.85%, 5/25/28	200	231
Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2,
3.85%, 6/25/28	150	174
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac – 8.9%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2,
3.93%, 6/25/28	$200	$233
Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2,
3.93%, 7/25/28	200	233
Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class A2,
3.90%, 8/25/28	200	233
Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class A2,
3.92%, 9/25/28	350	408
Freddie Mac Multifamily Structured Pass Through Certificates, Series K083, Class A2,
4.05%, 9/25/28	200	235
Freddie Mac Multifamily Structured Pass Through Certificates, Series K086, Class A2,
3.86%, 11/25/28	200	233
Freddie Mac Multifamily Structured Pass Through Certificates, Series K088, Class A2,
3.69%, 1/25/29	100	115
Freddie Mac Multifamily Structured Pass Through Certificates, Series K090, Class A2,
3.42%, 2/25/29	500	570
Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class A2,
3.51%, 3/25/29	150	172
Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class A2,
3.30%, 4/25/29	300	339
Freddie Mac Multifamily Structured Pass Through Certificates, Series K093, Class A2,
2.98%, 5/25/29	200	221

NORTHERN FUNDS QUARTERLY REPORT     53    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac – 8.9%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class A2,
2.90%, 6/25/29	$300	$331
Freddie Mac Multifamily Structured Pass Through Certificates, Series K102, Class A2,
2.54%, 10/25/29	250	270
Freddie Mac Multifamily Structured Pass Through Certificates, Series K104, Class A2,
2.25%, 2/25/52	250	265
Freddie Mac Multifamily Structured Pass Through Certificates, Series K105, Class A2,
1.87%, 3/25/53	200	206
Freddie Mac Multifamily Structured Pass Through Certificates, Series K109, Class A2,
1.56%, 4/25/30	500	502
Freddie Mac Multifamily Structured Pass Through Certificates, Series K110, Class A2,
1.48%, 4/25/30	500	499
Freddie Mac Multifamily Structured Pass Through Certificates, Series K111, Class A2,
1.35%, 5/25/30	500	494
Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class A2,
1.31%, 5/25/30	500	492
Freddie Mac Multifamily Structured Pass Through Certificates, Series K113, Class A2,
1.34%, 6/25/30	500	493
Freddie Mac Multifamily Structured Pass Through Certificates, Series K116, Class A2,
1.38%, 7/25/30	150	148
Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class A2,
1.41%, 8/25/30	100	99
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac – 8.9%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K119, Class A2,
1.57%, 9/25/30	$250	$251
Freddie Mac Multifamily Structured Pass Through Certificates, Series K122, Class A2,
1.52%, 11/25/30	200	200
Freddie Mac Multifamily Structured Pass Through Certificates, Series K129, Class A2,
1.91%, 5/25/31	300	309
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A2,
3.72%, 1/25/31	100	117
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A3,
3.79%, 1/25/34	100	121
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A2,
3.47%, 3/25/31	100	116
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A3,
3.54%, 3/25/34	100	118
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A2,
2.99%, 5/25/31	100	112
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A3,
3.06%, 4/25/34	100	113
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1515, Class A2,
1.94%, 2/25/35	100	101
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1517, Class A2,
1.72%, 7/25/35	200	196

FIXED INCOME INDEX FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac – 8.9%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1518, Class A2,
1.86%, 10/25/35	$150	$149
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1519, Class A2,
2.01%, 12/25/35	150	152
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1520, Class A2,
2.44%, 2/25/36	150	160
Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2,
3.42%, 4/25/32	100	115
Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3,
3.75%, 4/25/33	100	120
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2,
3.99%, 5/25/33	100	120
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3,
3.99%, 8/25/33	100	122
Freddie Mac Multifamily Structured Pass Through Certificates, Series K719, Class A2,
2.73%, 6/25/22	36	37
Freddie Mac Multifamily Structured Pass Through Certificates, Series K722, Class A2,
2.41%, 3/25/23	250	257
Freddie Mac Multifamily Structured Pass Through Certificates, Series K723, Class A2,
2.45%, 8/25/23	250	259
Freddie Mac Multifamily Structured Pass Through Certificates, Series K729, Class A2,
3.14%, 10/25/24	200	214
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac – 8.9%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	$200	$217
Freddie Mac Multifamily Structured Pass Through Certificates, Series K731, Class A2,
3.60%, 2/25/25	150	162
Freddie Mac Multifamily Structured Pass Through Certificates, Series K732, Class A2,
3.70%, 5/25/25	400	438
Freddie Mac Multifamily Structured Pass Through Certificates, Series K733, Class A2,
3.75%, 8/25/25	500	550
Freddie Mac Multifamily Structured Pass Through Certificates, Series K734, Class A2,
3.21%, 2/25/26	200	218
Freddie Mac Multifamily Structured Pass Through Certificates, Series K735, Class A2,
2.86%, 5/25/26	150	162
Freddie Mac Multifamily Structured Pass Through Certificates, Series K740, Class A2,
1.47%, 9/25/27	400	405
Pool #QA0127,
3.50%, 6/1/49	1,125	1,194
Pool #QA1132,
3.50%, 7/1/49	406	427
Pool #QA1263,
3.50%, 7/1/49	459	488
Pool #QA1752,
3.50%, 8/1/49	2,011	2,116
Pool #QA1883,
4.00%, 8/1/49	752	810
Pool #QA3149,
3.00%, 10/1/49	492	521
Pool #QA4699,
3.00%, 11/1/49	364	380
Pool #QA8043,
3.00%, 3/1/50	2,478	2,621
Pool #QB0211,
2.50%, 6/1/50	706	731

NORTHERN FUNDS QUARTERLY REPORT     55    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac – 8.9%continued
Pool #QB2516,
2.50%, 8/1/50	$549	$568
Pool #QB2682,
2.50%, 8/1/50	594	615
Pool #QB2966,
2.50%, 9/1/50	220	228
Pool #QB3199,
2.00%, 9/1/50	936	946
Pool #QB4467,
2.00%, 10/1/50	1,682	1,704
Pool #QB5079,
2.00%, 11/1/50	1,983	2,014
Pool #QB5128,
2.00%, 10/1/50	1,268	1,282
Pool #QB5507,
2.00%, 11/1/50	971	985
Pool #QB6246,
2.00%, 12/1/50	465	473
Pool #QB6448,
2.00%, 12/1/50	1,360	1,374
Pool #QB8132,
2.00%, 1/1/51	5,412	5,478
Pool #QB9266,
2.00%, 3/1/51	598	605
Pool #QB9410,
2.00%, 1/1/51	1,811	1,830
Pool #QC1443,
2.00%, 5/1/51	2,388	2,423
Pool #QC1809,
2.00%, 5/1/51	591	597
Pool #QC2062,
2.00%, 5/1/51	898	910
Pool #QC3259,
6/1/51(12)	3,392	3,438
Pool #QK0622,
1.50%, 2/1/41	678	675
Pool #QN0818,
2.50%, 10/1/34	463	484
Pool #QN4614,
1.50%, 12/1/35	307	311
Pool #QN5018,
2.00%, 1/1/36	1,722	1,784
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac – 8.9%continued
Pool #QN5065,
1.50%, 1/1/36	$952	$965
Pool #QN5866,
2.00%, 4/1/36	1,084	1,121
Pool #QN6394,
1.50%, 5/1/36	2,187	2,214
Pool #RA1196,
4.00%, 8/1/49	1,784	1,898
Pool #RA1343,
3.00%, 9/1/49	3,691	3,881
Pool #RA1493,
3.00%, 10/1/49	6,678	7,053
Pool #RA1501,
3.00%, 10/1/49	277	289
Pool #RA2010,
3.50%, 1/1/50	496	522
Pool #RA2117,
3.00%, 2/1/50	485	515
Pool #RA2386,
3.00%, 4/1/50	1,283	1,354
Pool #RA2457,
3.00%, 4/1/50	781	826
Pool #RA2730,
2.50%, 6/1/50	408	425
Pool #RA2790,
2.50%, 6/1/50	733	759
Pool #RA2853,
2.50%, 6/1/50	923	955
Pool #RA2959,
2.50%, 7/1/50	910	942
Pool #RA3086,
2.50%, 7/1/50	717	742
Pool #RA3306,
2.50%, 8/1/50	529	547
Pool #RA3517,
2.00%, 9/1/50	1,276	1,291
Pool #RA3524,
2.00%, 9/1/50	2,587	2,618
Pool #RA3563,
2.00%, 9/1/50	1,322	1,336
Pool #RA3578,
2.00%, 9/1/50	1,751	1,769

FIXED INCOME INDEX FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac – 8.9%continued
Pool #RA3580,
2.00%, 9/1/50	$1,604	$1,623
Pool #RA3653,
1.50%, 10/1/50	774	763
Pool #RA3662,
2.50%, 10/1/50	942	975
Pool #RA3663,
2.50%, 10/1/50	899	935
Pool #RA3723,
2.00%, 10/1/50	1,693	1,711
Pool #RA3765,
2.50%, 10/1/50	929	962
Pool #RA3908,
1.50%, 11/1/50	703	689
Pool #RA4209,
1.50%, 12/1/50	2,225	2,182
Pool #RA4218,
2.50%, 12/1/50	10,585	10,980
Pool #RA5204,
2.00%, 5/1/51	1,793	1,816
Pool #RA5373,
2.00%, 6/1/51	899	909
Pool #RB0452,
2.00%, 2/1/41	982	1,003
Pool #RB5032,
2.50%, 2/1/40	125	129
Pool #RB5033,
3.00%, 2/1/40	494	516
Pool #RB5043,
2.50%, 4/1/40	234	242
Pool #RB5048,
2.50%, 5/1/40	120	125
Pool #RB5059,
2.50%, 7/1/40	150	156
Pool #RB5066,
2.50%, 8/1/40	394	409
Pool #RB5072,
2.50%, 9/1/40	411	426
Pool #RB5076,
2.00%, 8/1/40	769	785
Pool #RB5078,
2.50%, 10/1/40	262	272
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac – 8.9%continued
Pool #RB5085,
2.00%, 11/1/40	$653	$664
Pool #RB5090,
2.00%, 12/1/40	761	777
Pool #RB5095,
2.00%, 1/1/41	481	491
Pool #RB5100,
2.00%, 2/1/41	390	396
Pool #RB5110,
1.50%, 5/1/41	1,388	1,383
Pool #RB5111,
2.00%, 5/1/41	595	608
Pool #RC1857,
1.50%, 2/1/36	1,739	1,765
Pool #RC1926,
1.50%, 4/1/36	784	794
Pool #RC2045,
2.00%, 6/1/36	398	411
Pool #SB0048,
3.00%, 8/1/34	887	939
Pool #SB0330,
2.00%, 5/1/35	580	598
Pool #SB0434,
2.00%, 10/1/35	990	1,023
Pool #SB0507,
2.00%, 3/1/36	1,669	1,728
Pool #SB8045,
2.50%, 5/1/35	304	318
Pool #SB8046,
3.00%, 5/1/35	618	650
Pool #SB8049,
2.50%, 6/1/35	995	1,040
Pool #SB8052,
2.00%, 7/1/35	764	791
Pool #SB8057,
2.00%, 8/1/35	926	955
Pool #SB8058,
2.50%, 8/1/35	1,124	1,172
Pool #SB8061,
2.00%, 9/1/35	1,624	1,677
Pool #SB8062,
2.50%, 9/1/35	769	804

NORTHERN FUNDS QUARTERLY REPORT     57    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac – 8.9%continued
Pool #SB8067,
1.50%, 9/1/35	$416	$421
Pool #SB8068,
1.50%, 10/1/35	434	440
Pool #SB8069,
2.00%, 10/1/35	1,273	1,314
Pool #SB8073,
1.50%, 11/1/35	545	552
Pool #SB8078,
1.50%, 12/1/35	1,115	1,129
Pool #SB8083,
1.50%, 1/1/36	643	651
Pool #SB8501,
2.00%, 8/1/35	972	1,007
Pool #SD0163,
3.00%, 12/1/49	988	1,040
Pool #SD0261,
3.00%, 2/1/50	396	415
Pool #SD0262,
3.50%, 2/1/50	662	712
Pool #SD0410,
2.50%, 8/1/50	1,791	1,859
Pool #SD0414,
2.50%, 8/1/50	370	384
Pool #SD0467,
2.00%, 12/1/50	676	684
Pool #SD0537,
2.00%, 3/1/51	3,627	3,671
Pool #SD0608,
2.50%, 5/1/51	3,987	4,193
Pool #SD7512,
3.00%, 2/1/50	778	824
Pool #SD7536,
2.50%, 2/1/51	7,766	8,123
Pool #SD7537,
2.00%, 3/1/51	3,835	3,879
Pool #SD7539,
2.00%, 4/1/51	3,848	3,904
Pool #SD7541,
5/1/51(12)	2,569	2,607
Pool #SD8019,
4.50%, 10/1/49	787	847
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac – 8.9%continued
Pool #SD8023,
2.50%, 11/1/49	$477	$494
Pool #SD8029,
2.50%, 12/1/49	521	540
Pool #SD8037,
2.50%, 1/1/50	524	542
Pool #SD8083,
2.50%, 8/1/50	1,124	1,164
Pool #SD8090,
2.00%, 9/1/50	3,083	3,115
Pool #SD8097,
2.00%, 8/1/50	2,756	2,785
Pool #SD8104,
1.50%, 11/1/50	4,796	4,704
Pool #SD8112,
1.50%, 12/1/50	1,424	1,397
Pool #ZA1036,
4.50%, 2/1/40	118	131
Pool #ZA1159,
3.50%, 4/1/42	324	354
Pool #ZA1165,
3.50%, 4/1/42	532	575
Pool #ZA1254,
3.00%, 10/1/42	1,484	1,578
Pool #ZA1334,
3.50%, 7/1/42	176	190
Pool #ZA1361,
3.50%, 5/1/43	249	269
Pool #ZA1375,
4.00%, 9/1/44	171	186
Pool #ZA1378,
3.50%, 10/1/44	241	258
Pool #ZA2773,
2.50%, 8/1/27	115	120
Pool #ZA3862,
2.50%, 5/1/31	418	439
Pool #ZA4194,
3.00%, 4/1/43	315	337
Pool #ZA4214,
3.00%, 5/1/43	496	531
Pool #ZA4715,
4.00%, 9/1/46	1,365	1,492

FIXED INCOME INDEX FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac – 8.9%continued
Pool #ZA5107,
4.00%, 11/1/47	$328	$351
Pool #ZA5642,
4.00%, 9/1/48	457	487
Pool #ZA5950,
4.50%, 11/1/48	1,042	1,118
Pool #ZI6135,
5.00%, 9/1/34	493	563
Pool #ZI6854,
4.50%, 12/1/37	48	53
Pool #ZI7645,
5.00%, 6/1/38	194	222
Pool #ZI8519,
4.50%, 2/1/39	30	33
Pool #ZI9157,
4.50%, 9/1/39	769	858
Pool #ZI9349,
4.50%, 10/1/39	394	438
Pool #ZI9657,
4.50%, 1/1/40	475	530
Pool #ZI9862,
4.50%, 3/1/40	235	261
Pool #ZI9939,
4.50%, 4/1/40	172	192
Pool #ZJ0631,
4.50%, 10/1/40	215	237
Pool #ZJ1046,
4.00%, 1/1/41	247	270
Pool #ZJ1052,
4.00%, 1/1/41	204	224
Pool #ZJ1228,
4.00%, 2/1/41	384	420
Pool #ZJ1359,
4.50%, 3/1/41	166	184
Pool #ZK5468,
2.00%, 5/1/28	539	558
Pool #ZK7259,
2.50%, 4/1/30	482	506
Pool #ZK7533,
2.50%, 7/1/30	291	305
Pool #ZL1714,
4.50%, 7/1/41	262	293
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac – 8.9%continued
Pool #ZL1806,
4.50%, 8/1/41	$689	$769
Pool #ZL1922,
4.00%, 9/1/41	103	113
Pool #ZL2350,
3.50%, 11/1/41	122	132
Pool #ZL3211,
3.50%, 6/1/42	464	505
Pool #ZL3245,
4.00%, 6/1/42	762	834
Pool #ZL3535,
3.50%, 8/1/42	796	874
Pool #ZL3551,
3.50%, 8/1/42	654	709
Pool #ZL4634,
3.00%, 1/1/43	2,206	2,344
Pool #ZL4709,
3.00%, 1/1/43	461	490
Pool #ZL5074,
3.00%, 2/1/43	205	219
Pool #ZL5915,
3.50%, 5/1/43	978	1,057
Pool #ZL5927,
3.00%, 5/1/43	259	277
Pool #ZL6381,
3.00%, 6/1/43	455	482
Pool #ZL6467,
3.00%, 7/1/43	345	366
Pool #ZL6676,
3.00%, 8/1/43	675	718
Pool #ZL6920,
3.50%, 8/1/43	178	192
Pool #ZL7780,
4.00%, 2/1/44	394	433
Pool #ZL8299,
3.50%, 7/1/44	1,253	1,353
Pool #ZL8300,
4.00%, 7/1/44	817	890
Pool #ZL8709,
4.00%, 11/1/44	360	394
Pool #ZM0489,
4.00%, 11/1/45	348	377

NORTHERN FUNDS QUARTERLY REPORT     59    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac – 8.9%continued
Pool #ZM0617,
3.50%, 12/1/45	$368	$397
Pool #ZM1120,
3.00%, 5/1/46	1,700	1,808
Pool #ZM1194,
3.00%, 6/1/46	456	480
Pool #ZM1933,
3.00%, 10/1/46	491	517
Pool #ZM2167,
3.00%, 11/1/46	729	767
Pool #ZM2286,
3.50%, 12/1/46	1,383	1,468
Pool #ZM3525,
3.50%, 6/1/47	177	190
Pool #ZM3933,
3.50%, 8/1/47	680	731
Pool #ZM4305,
3.50%, 9/1/47	756	801
Pool #ZM4601,
3.50%, 10/1/47	951	1,007
Pool #ZM4711,
4.00%, 11/1/47	1,408	1,508
Pool #ZM4736,
3.50%, 11/1/47	276	293
Pool #ZM4908,
3.50%, 11/1/47	542	574
Pool #ZM5133,
3.50%, 12/1/47	231	245
Pool #ZM5397,
3.50%, 1/1/48	540	571
Pool #ZM5659,
3.50%, 2/1/48	463	489
Pool #ZM5917,
4.00%, 3/1/48	385	411
Pool #ZM6682,
4.50%, 5/1/48	291	315
Pool #ZM7370,
4.00%, 7/1/48	240	256
Pool #ZM7378,
5.00%, 7/1/48	300	329
Pool #ZM7849,
4.00%, 8/1/48	111	119
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac – 8.9%continued
Pool #ZM8045,
4.00%, 9/1/48	$356	$379
Pool #ZM8575,
4.50%, 10/1/48	300	323
Pool #ZN1506,
3.50%, 11/1/48	986	1,065
Pool #ZN3447,
3.50%, 2/1/49	269	288
Pool #ZS0932,
4.50%, 8/1/34	15	16
Pool #ZS0971,
5.00%, 12/1/35	140	160
Pool #ZS1567,
5.00%, 8/1/37	17	20
Pool #ZS2391,
5.00%, 9/1/38	34	39
Pool #ZS2499,
5.00%, 3/1/38	82	94
Pool #ZS2533,
4.50%, 2/1/39	87	97
Pool #ZS2827,
4.50%, 11/1/39	210	235
Pool #ZS2905,
4.50%, 4/1/40	271	302
Pool #ZS3554,
3.50%, 7/1/42	293	316
Pool #ZS3596,
4.00%, 6/1/42	812	888
Pool #ZS3613,
4.00%, 8/1/42	468	511
Pool #ZS3792,
2.50%, 7/1/43	389	406
Pool #ZS4078,
3.50%, 1/1/45	450	487
Pool #ZS4100,
3.50%, 3/1/45	817	877
Pool #ZS4127,
4.50%, 7/1/44	231	257
Pool #ZS4472,
3.50%, 2/1/42	316	341
Pool #ZS4522,
3.00%, 7/1/43	1,191	1,266

FIXED INCOME INDEX FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac – 8.9%continued
Pool #ZS4536,
3.50%, 10/1/43	$446	$481
Pool #ZS4584,
3.00%, 9/1/44	154	162
Pool #ZS4590,
3.00%, 11/1/44	1,725	1,817
Pool #ZS4600,
4.00%, 1/1/45	515	561
Pool #ZS4607,
3.50%, 3/1/45	624	668
Pool #ZS4617,
3.00%, 6/1/45	305	322
Pool #ZS4618,
3.50%, 6/1/45	510	546
Pool #ZS4621,
3.00%, 7/1/45	737	777
Pool #ZS4627,
4.00%, 8/1/45	181	196
Pool #ZS4629,
3.00%, 9/1/45	2,257	2,377
Pool #ZS4630,
3.50%, 9/1/45	359	384
Pool #ZS4634,
4.00%, 10/1/45	221	239
Pool #ZS4639,
4.00%, 11/1/45	214	232
Pool #ZS4642,
3.50%, 12/1/45	722	771
Pool #ZS4655,
3.50%, 3/1/46	356	383
Pool #ZS4667,
3.00%, 6/1/46	485	511
Pool #ZS4671,
3.00%, 8/1/46	1,074	1,130
Pool #ZS4677,
3.00%, 9/1/46	302	318
Pool #ZS4682,
3.00%, 10/1/46	398	421
Pool #ZS4703,
3.00%, 2/1/47	297	315
Pool #ZS4722,
3.50%, 6/1/47	332	351
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac – 8.9%continued
Pool #ZS4730,
3.50%, 8/1/47	$131	$138
Pool #ZS4740,
4.00%, 10/1/47	621	665
Pool #ZS4743,
3.50%, 11/1/47	824	869
Pool #ZS4745,
4.50%, 11/1/47	639	692
Pool #ZS4747,
3.50%, 12/1/47	226	239
Pool #ZS4748,
4.00%, 12/1/47	658	704
Pool #ZS4749,
4.50%, 12/1/47	219	237
Pool #ZS4752,
4.00%, 1/1/48	540	579
Pool #ZS4759,
3.50%, 3/1/48	518	548
Pool #ZS4769,
4.00%, 5/1/48	296	316
Pool #ZS4773,
4.50%, 6/1/48	101	109
Pool #ZS4781,
4.50%, 7/1/48	247	266
Pool #ZS4785,
4.00%, 8/1/48	238	253
Pool #ZS6948,
2.50%, 11/1/28	294	308
Pool #ZS8023,
2.00%, 8/1/32	81	84
Pool #ZS8495,
2.50%, 8/1/28	1,181	1,238
Pool #ZS8628,
2.00%, 11/1/31	132	137
Pool #ZS8639,
2.00%, 1/1/32	47	48
Pool #ZS9449,
3.50%, 8/1/45	488	527
Pool #ZS9495,
3.50%, 10/1/45	761	826
Pool #ZS9580,
3.50%, 12/1/45	663	713

NORTHERN FUNDS QUARTERLY REPORT     61    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac – 8.9%continued
Pool #ZS9618,
3.50%, 3/1/46	$1,277	$1,386
Pool #ZS9805,
3.00%, 9/1/46	689	728
Pool #ZS9813,
3.00%, 9/1/46	752	799
Pool #ZS9827,
3.00%, 10/1/46	611	650
Pool #ZS9828,
3.00%, 10/1/46	613	651
Pool #ZT0000,
3.00%, 1/1/47	2,494	2,661
Pool #ZT0074,
3.50%, 3/1/47	2,029	2,181
Pool #ZT0495,
4.50%, 8/1/48	117	126
Pool #ZT0524,
4.50%, 9/1/48	503	546
Pool #ZT0542,
4.00%, 7/1/48	847	922
Pool #ZT0712,
4.00%, 10/1/48	337	358
Pool #ZT0787,
4.00%, 10/1/48	326	348
Pool #ZT1702,
4.00%, 1/1/49	679	723
Pool #ZT2091,
3.00%, 6/1/34	146	154
		291,465
Freddie Mac Gold – 0.8%
Pool #A16753,
5.00%, 11/1/33	31	35
Pool #A17665,
5.00%, 1/1/34	34	39
Pool #A27950,
5.50%, 11/1/34	125	143
Pool #A31136,
5.50%, 1/1/35	137	154
Pool #A39306,
5.50%, 11/1/35	83	96
Pool #A46224,
5.00%, 7/1/35	12	13
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac Gold – 0.8%continued
Pool #A48104,
5.00%, 1/1/36	$50	$57
Pool #A51296,
6.00%, 8/1/36	3	4
Pool #A57604,
5.00%, 3/1/37	68	77
Pool #A58718,
5.50%, 3/1/37	12	13
Pool #A59081,
5.50%, 4/1/37	70	80
Pool #A61560,
5.50%, 10/1/36	142	164
Pool #A61597,
5.50%, 12/1/35	16	17
Pool #A64474,
5.50%, 9/1/37	10	11
Pool #A67116,
7.00%, 10/1/37	14	17
Pool #A68761,
5.50%, 9/1/37	116	130
Pool #A69303,
6.00%, 11/1/37	15	18
Pool #A73778,
5.00%, 2/1/38	50	57
Pool #A74134,
7.00%, 2/1/38	20	21
Pool #A81606,
6.00%, 9/1/38	16	18
Pool #A83008,
5.50%, 11/1/38	167	194
Pool #A91541,
5.00%, 3/1/40	111	127
Pool #C91009,
5.00%, 11/1/26	3	3
Pool #C91247,
5.00%, 4/1/29	62	69
Pool #C91354,
4.00%, 1/1/31	209	225
Pool #C91370,
4.50%, 5/1/31	111	121
Pool #C91388,
3.50%, 2/1/32	127	135

FIXED INCOME INDEX FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac Gold – 0.8%continued
Pool #C91402,
4.00%, 10/1/31	$182	$199
Pool #C91408,
3.50%, 11/1/31	125	133
Pool #C91485,
3.50%, 8/1/32	202	215
Pool #C91811,
4.00%, 1/1/35	98	107
Pool #C91826,
3.00%, 5/1/35	141	149
Pool #C91858,
3.00%, 12/1/35	151	159
Pool #C91879,
3.00%, 6/1/36	169	178
Pool #C91891,
3.00%, 9/1/36	206	217
Pool #C91904,
2.50%, 11/1/36	121	126
Pool #C91908,
3.00%, 1/1/37	81	85
Pool #C91949,
3.00%, 9/1/37	172	180
Pool #C91955,
3.00%, 10/1/37	149	157
Pool #C91970,
3.50%, 1/1/38	193	204
Pool #C91971,
4.00%, 1/1/38	82	88
Pool #C92003,
3.50%, 7/1/38	100	105
Pool #C92010,
4.00%, 8/1/38	161	173
Pool #D97564,
5.00%, 1/1/28	84	92
Pool #D99094,
3.00%, 3/1/32	121	128
Pool #E03033,
3.00%, 2/1/27	215	226
Pool #E04044,
3.50%, 8/1/27	371	397
Pool #G02064,
5.00%, 2/1/36	65	74
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac Gold – 0.8%continued
Pool #G02069,
5.50%, 3/1/36	$10	$11
Pool #G02386,
6.00%, 11/1/36	105	124
Pool #G02391,
6.00%, 11/1/36	3	4
Pool #G02540,
5.00%, 11/1/34	34	39
Pool #G02649,
6.00%, 1/1/37	4	5
Pool #G02789,
6.00%, 4/1/37	396	464
Pool #G02911,
6.00%, 4/1/37	6	7
Pool #G02973,
6.00%, 6/1/37	13	15
Pool #G03121,
5.00%, 6/1/36	50	57
Pool #G03134,
5.50%, 8/1/36	25	29
Pool #G03218,
6.00%, 9/1/37	19	22
Pool #G03351,
6.00%, 9/1/37	29	34
Pool #G03513,
6.00%, 11/1/37	32	38
Pool #G03600,
7.00%, 11/1/37	15	18
Pool #G03737,
6.50%, 11/1/37	198	232
Pool #G03992,
6.00%, 3/1/38	41	48
Pool #G04287,
5.00%, 5/1/38	54	61
Pool #G04459,
5.50%, 6/1/38	49	57
Pool #G04611,
6.00%, 7/1/38	112	133
Pool #G04650,
6.50%, 9/1/38	60	70
Pool #G05733,
5.00%, 11/1/39	165	189

NORTHERN FUNDS QUARTERLY REPORT     63    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac Gold – 0.8%continued
Pool #G05969,
5.00%, 8/1/40	$78	$88
Pool #G05971,
5.50%, 8/1/40	400	465
Pool #G06020,
5.50%, 12/1/39	377	438
Pool #G06767,
5.00%, 10/1/41	318	364
Pool #G06947,
6.00%, 5/1/40	113	133
Pool #G08189,
7.00%, 3/1/37	20	24
Pool #G08192,
5.50%, 4/1/37	23	27
Pool #G08341,
5.00%, 4/1/39	426	488
Pool #G12837,
4.50%, 4/1/22(11)	—	—
Pool #G12868,
5.00%, 11/1/22	7	8
Pool #G12869,
5.00%, 9/1/22	4	4
Pool #G13136,
4.50%, 5/1/23	10	11
Pool #G13151,
6.00%, 3/1/23	3	3
Pool #G13201,
4.50%, 7/1/23	7	7
Pool #G13433,
5.50%, 1/1/24	10	11
Pool #G14168,
5.50%, 12/1/24	10	10
Pool #G14239,
4.00%, 9/1/26	356	379
Pool #G14554,
4.50%, 7/1/26	23	25
Pool #G14891,
3.00%, 10/1/28	181	192
Pool #G15134,
3.00%, 5/1/29	131	139
Pool #G15468,
3.50%, 12/1/29	252	272
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac Gold – 0.8%continued
Pool #G16562,
3.50%, 8/1/33	$438	$470
Pool #G16600,
3.00%, 7/1/33	1,766	1,875
Pool #G16774,
3.50%, 2/1/34	282	302
Pool #G16786,
4.00%, 4/1/34	340	363
Pool #G18220,
6.00%, 11/1/22	1	1
Pool #G18420,
3.00%, 1/1/27	264	279
Pool #G18438,
2.50%, 6/1/27	144	150
Pool #G18442,
3.50%, 8/1/27	233	252
Pool #G18571,
2.50%, 10/1/30	231	243
Pool #G18601,
3.00%, 5/1/31	306	324
Pool #G18626,
2.50%, 1/1/32	1,830	1,918
Pool #G18664,
3.50%, 10/1/32	191	207
Pool #G18681,
3.00%, 3/1/33	618	652
Pool #G30327,
4.50%, 1/1/27	11	12
Pool #G30835,
3.50%, 12/1/35	190	205
Pool #G31020,
2.50%, 2/1/37	46	47
Pool #G31057,
3.00%, 2/1/38	249	261
Pool #G67713,
4.00%, 6/1/48	939	1,023
Pool #J03041,
6.00%, 7/1/21(11)	—	—
Pool #J03736,
5.50%, 11/1/21	1	1
Pool #J05307,
4.50%, 8/1/22	1	2

FIXED INCOME INDEX FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac Gold – 0.8%continued
Pool #J06465,
6.00%, 11/1/22(11)	$—	$—
Pool #J06476,
5.50%, 11/1/22	2	2
Pool #J08202,
5.00%, 7/1/23	3	3
Pool #J08454,
5.00%, 8/1/23	5	5
Pool #J08913,
5.50%, 10/1/23	5	6
Pool #J09148,
5.00%, 12/1/23	17	18
Pool #J09305,
5.00%, 2/1/24	20	21
Pool #J09463,
5.00%, 3/1/24	19	20
Pool #J11136,
4.00%, 11/1/24	14	15
Pool #J12098,
4.50%, 4/1/25	156	166
Pool #J14808,
3.50%, 3/1/26	187	200
Pool #J16932,
3.00%, 10/1/26	141	150
Pool #J17055,
3.00%, 11/1/26	97	102
Pool #J17232,
3.00%, 11/1/26	122	129
Pool #J17932,
3.00%, 3/1/27	180	191
Pool #J20834,
2.50%, 10/1/27	282	296
Pool #J21601,
2.50%, 12/1/27	1,035	1,084
Pool #J22069,
2.50%, 1/1/28	73	76
Pool #J22986,
2.50%, 3/1/28	585	615
Pool #J30435,
3.00%, 1/1/30	333	353
Pool #J32244,
3.00%, 7/1/30	1,193	1,260
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Freddie Mac Gold – 0.8%continued
Pool #J34252,
3.50%, 4/1/31	$51	$55
Pool #K90071,
3.00%, 2/1/33	384	404
Pool #K90641,
3.50%, 6/1/33	47	51
Pool #K90791,
3.00%, 7/1/33	231	246
Pool #K91490,
3.50%, 1/1/34	347	369
Pool #K92325,
3.00%, 1/1/35	248	264
Pool #V60268,
3.00%, 9/1/28	545	579
Pool #V60886,
2.50%, 8/1/30	152	160
Pool #V60902,
2.50%, 8/1/30	127	134
Pool #V61347,
2.50%, 10/1/31	461	484
		26,220
Government National Mortgage Association I – 0.4%
Pool #510835,
5.50%, 2/15/35	15	17
Pool #553463,
3.50%, 1/15/42	402	432
Pool #597889,
5.50%, 6/15/33	100	112
Pool #614169,
5.00%, 7/15/33	24	28
Pool #616879,
3.50%, 2/15/42	301	326
Pool #617739,
6.00%, 10/15/37	6	7
Pool #634431,
6.00%, 9/15/34	14	16
Pool #641416,
5.50%, 4/15/35	99	113
Pool #646341,
6.00%, 11/15/36	10	11
Pool #648538,
5.00%, 12/15/35	55	62

NORTHERN FUNDS QUARTERLY REPORT     65    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Government National Mortgage Association I – 0.4%continued
Pool #651753,
5.50%, 3/15/36	$7	$8
Pool #670030,
3.00%, 7/15/45	307	321
Pool #675211,
6.50%, 3/15/38	6	7
Pool #675484,
5.50%, 6/15/38	32	37
Pool #676360,
6.50%, 10/15/37	3	3
Pool #682899,
6.00%, 9/15/40	105	119
Pool #687824,
5.50%, 8/15/38	65	76
Pool #687900,
5.00%, 9/15/38	80	90
Pool #687901,
5.00%, 9/15/38	58	66
Pool #692309,
6.00%, 1/15/39	26	30
Pool #697645,
5.50%, 10/15/38	27	32
Pool #698236,
5.00%, 6/15/39	164	187
Pool #698336,
4.50%, 5/15/39	169	190
Pool #699277,
6.00%, 9/15/38	5	6
Pool #700918,
5.50%, 11/15/38	54	62
Pool #700972,
5.50%, 11/15/38	18	21
Pool #701196,
6.00%, 10/15/38	5	5
Pool #703677,
5.50%, 6/15/39	100	115
Pool #704185,
5.50%, 1/15/39	21	24
Pool #704514,
4.50%, 5/15/39	296	336
Pool #704624,
4.50%, 7/15/39	1,027	1,182
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Government National Mortgage Association I – 0.4%continued
Pool #717175,
4.50%, 6/15/39	$175	$198
Pool #719262,
5.00%, 8/15/40	96	111
Pool #720065,
4.50%, 6/15/39	603	686
Pool #720202,
4.50%, 7/15/39	142	160
Pool #723231,
4.00%, 10/15/39	132	146
Pool #723339,
5.00%, 9/15/39	76	88
Pool #726085,
4.00%, 11/15/24	43	46
Pool #728629,
4.50%, 1/15/40	236	268
Pool #733663,
4.50%, 5/15/40	547	613
Pool #736768,
3.00%, 11/15/42	693	731
Pool #737286,
4.50%, 5/15/40	216	245
Pool #737416,
3.50%, 9/15/25	28	30
Pool #738134,
3.50%, 4/15/26	70	75
Pool #738247,
4.50%, 4/15/41	82	92
Pool #745215,
4.00%, 7/15/25	32	34
Pool #747643,
4.50%, 8/15/40	312	351
Pool #760874,
3.50%, 2/15/26	85	91
Pool #768800,
4.50%, 6/15/41	48	54
Pool #773939,
4.00%, 11/15/41	243	266
Pool #778957,
3.50%, 3/15/42	401	435
Pool #782131,
5.50%, 12/15/36	26	31

FIXED INCOME INDEX FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Government National Mortgage Association I – 0.4%continued
Pool #782150,
5.50%, 4/15/37	$35	$41
Pool #782259,
5.00%, 2/15/36	69	79
Pool #782272,
5.50%, 2/15/38	60	70
Pool #782498,
6.00%, 12/15/38	27	33
Pool #782565,
5.00%, 2/15/39	696	805
Pool #782584,
5.00%, 3/15/39	35	41
Pool #782675,
4.50%, 6/15/24	26	27
Pool #782696,
5.00%, 6/15/39	156	179
Pool #782831,
6.00%, 12/15/39	21	25
Pool #783176,
4.00%, 11/15/40	412	454
Pool #783467,
4.00%, 10/15/41	1,171	1,298
Pool #783740,
2.50%, 12/15/27	102	106
Pool #AA5391,
3.50%, 6/15/42	22	25
Pool #AA6089,
3.00%, 2/15/43	283	302
Pool #AB2761,
3.50%, 8/15/42	84	90
Pool #AB2891,
3.00%, 9/15/42	106	113
Pool #AD8781,
3.00%, 3/15/43	229	244
Pool #AD9016,
3.00%, 4/15/43	205	216
Pool #AL1763,
3.50%, 1/15/45	114	122
		13,062
Government National Mortgage Association II – 6.1%
Pool #3570,
6.00%, 6/20/34	31	36
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Government National Mortgage Association II – 6.1%continued
Pool #3665,
5.50%, 1/20/35	$82	$96
Pool #3852,
6.00%, 5/20/36	14	16
Pool #3879,
6.00%, 7/20/36	39	45
Pool #3910,
6.00%, 10/20/36	19	23
Pool #3994,
5.00%, 6/20/37	13	15
Pool #4018,
6.50%, 8/20/37	49	59
Pool #4026,
5.00%, 9/20/37	19	21
Pool #4027,
5.50%, 9/20/37	8	9
Pool #4040,
6.50%, 10/20/37	11	13
Pool #4098,
5.50%, 3/20/38	61	70
Pool #4116,
6.50%, 4/20/38	24	28
Pool #4170,
6.00%, 6/20/38	46	54
Pool #4194,
5.50%, 7/20/38	105	119
Pool #4243,
5.00%, 9/20/38	24	27
Pool #4244,
5.50%, 9/20/38	30	35
Pool #4245,
6.00%, 9/20/38	16	19
Pool #4269,
6.50%, 10/20/38	23	27
Pool #4290,
5.50%, 11/20/38	20	23
Pool #4344,
6.00%, 1/20/39	36	43
Pool #4345,
6.50%, 1/20/39	26	30
Pool #4425,
5.50%, 4/20/39	66	77

NORTHERN FUNDS QUARTERLY REPORT     67    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Government National Mortgage Association II – 6.1%continued
Pool #4559,
5.00%, 10/20/39	$130	$148
Pool #4561,
6.00%, 10/20/39	78	92
Pool #4617,
4.50%, 1/20/40	38	42
Pool #4619,
5.50%, 1/20/40	145	169
Pool #4713,
4.50%, 6/20/40	111	122
Pool #4747,
5.00%, 7/20/40	99	111
Pool #4881,
3.50%, 12/20/40	421	450
Pool #4882,
4.00%, 12/20/40	939	1,028
Pool #4923,
4.50%, 1/20/41	98	110
Pool #5050,
4.00%, 5/20/26	65	69
Pool #5081,
4.00%, 6/20/41	155	170
Pool #5082,
4.50%, 6/20/41	159	176
Pool #5083,
5.00%, 6/20/41	673	762
Pool #5114,
4.00%, 7/20/41	605	663
Pool #5141,
5.00%, 8/20/41	94	107
Pool #5175,
4.50%, 9/20/41	92	102
Pool #5176,
5.00%, 9/20/41	454	514
Pool #5202,
3.50%, 10/20/41	248	266
Pool #5203,
4.00%, 10/20/41	152	166
Pool #5232,
3.50%, 11/20/41	468	504
Pool #5264,
5.50%, 12/20/41	11	13
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Government National Mortgage Association II – 6.1%continued
Pool #5280,
4.00%, 1/20/42	$172	$186
Pool #5304,
3.50%, 2/20/42	173	185
Pool #5317,
5.50%, 2/20/42	81	95
Pool #5326,
3.00%, 3/20/27	184	193
Pool #5331,
3.50%, 3/20/42	274	293
Pool #626951,
3.00%, 6/20/45	568	613
Pool #737602,
4.00%, 11/20/40	223	244
Pool #752757,
4.50%, 11/20/40	275	302
Pool #755677,
4.00%, 12/20/40	149	162
Pool #766711,
4.00%, 5/20/42	715	775
Pool #782433,
6.00%, 10/20/38	66	77
Pool #783976,
3.50%, 4/20/43	2,044	2,196
Pool #784345,
3.50%, 7/20/47	593	656
Pool #AA5970,
3.00%, 1/20/43	783	834
Pool #AA6054,
3.00%, 2/20/43	1,163	1,244
Pool #AA6149,
3.00%, 3/20/43	757	807
Pool #AA6160,
3.50%, 3/20/43	252	273
Pool #AA6243,
3.50%, 4/20/43	97	104
Pool #AB9443,
3.50%, 11/20/42	350	372
Pool #AD1755,
3.50%, 2/20/43	475	510
Pool #AD8825,
3.50%, 3/20/43	258	278

FIXED INCOME INDEX FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Government National Mortgage Association II – 6.1%continued
Pool #AF5097,
4.00%, 8/20/43	$690	$748
Pool #AJ0645,
3.50%, 7/20/44	205	220
Pool #AJ0789,
3.50%, 8/20/45	1,756	1,886
Pool #AJ3643,
4.00%, 10/20/44	565	613
Pool #AK6867,
3.50%, 1/20/45	1,155	1,241
Pool #AO7525,
3.50%, 8/20/45	1,366	1,468
Pool #AO7682,
4.00%, 8/20/45	519	558
Pool #BB6965,
3.50%, 7/20/47	389	417
Pool #BE9902,
4.50%, 6/20/48	366	394
Pool #MA0006,
2.50%, 4/20/27	70	72
Pool #MA0022,
3.50%, 4/20/42	274	294
Pool #MA0088,
3.50%, 5/20/42	615	659
Pool #MA0220,
3.50%, 7/20/42	322	346
Pool #MA0318,
3.50%, 8/20/42	601	643
Pool #MA0321,
5.00%, 8/20/42	139	156
Pool #MA0391,
3.00%, 9/20/42	1,341	1,427
Pool #MA0392,
3.50%, 9/20/42	268	287
Pool #MA0698,
3.00%, 1/20/43	316	337
Pool #MA0826,
3.00%, 3/20/28	86	90
Pool #MA0850,
2.50%, 3/20/43	129	135
Pool #MA0851,
3.00%, 3/20/43	459	488
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Government National Mortgage Association II – 6.1%continued
Pool #MA0852,
3.50%, 3/20/43	$555	$596
Pool #MA0933,
3.00%, 4/20/43	560	595
Pool #MA0934,
3.50%, 4/20/43	184	197
Pool #MA1011,
3.00%, 5/20/43	540	573
Pool #MA1012,
3.50%, 5/20/43	497	534
Pool #MA1064,
2.50%, 6/20/28	286	298
Pool #MA1089,
3.00%, 6/20/43	574	610
Pool #MA1224,
3.50%, 8/20/43	416	447
Pool #MA1285,
3.50%, 9/20/43	243	261
Pool #MA1839,
4.00%, 4/20/44	131	143
Pool #MA1920,
4.00%, 5/20/44	139	152
Pool #MA2224,
4.00%, 9/20/44	770	842
Pool #MA2444,
3.00%, 12/20/44	93	98
Pool #MA2521,
3.50%, 1/20/45	403	430
Pool #MA2522,
4.00%, 1/20/45	164	179
Pool #MA2677,
3.00%, 3/20/45	195	207
Pool #MA2753,
3.00%, 4/20/45	532	565
Pool #MA2754,
3.50%, 4/20/45	219	234
Pool #MA2891,
3.00%, 6/20/45	593	629
Pool #MA2892,
3.50%, 6/20/45	207	220
Pool #MA2935,
3.00%, 7/20/30	367	386

NORTHERN FUNDS QUARTERLY REPORT     69    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Government National Mortgage Association II – 6.1%continued
Pool #MA2960,
3.00%, 7/20/45	$480	$509
Pool #MA3034,
3.50%, 8/20/45	599	639
Pool #MA3104,
3.00%, 9/20/45	665	705
Pool #MA3106,
4.00%, 9/20/45	526	569
Pool #MA3172,
3.00%, 10/20/45	127	134
Pool #MA3173,
3.50%, 10/20/45	2,483	2,645
Pool #MA3174,
4.00%, 10/20/45	291	314
Pool #MA3244,
3.50%, 11/20/45	455	486
Pool #MA3245,
4.00%, 11/20/45	1,067	1,157
Pool #MA3310,
3.50%, 12/20/45	992	1,061
Pool #MA3378,
4.50%, 1/20/46	637	704
Pool #MA3521,
3.50%, 3/20/46	872	929
Pool #MA3522,
4.00%, 3/20/46	248	269
Pool #MA3596,
3.00%, 4/20/46	497	523
Pool #MA3597,
3.50%, 4/20/46	885	940
Pool #MA3662,
3.00%, 5/20/46	818	865
Pool #MA3663,
3.50%, 5/20/46	535	571
Pool #MA3664,
4.00%, 5/20/46	239	257
Pool #MA3735,
3.00%, 6/20/46	994	1,051
Pool #MA3736,
3.50%, 6/20/46	702	747
Pool #MA3777,
2.50%, 7/20/31	91	95
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Government National Mortgage Association II – 6.1%continued
Pool #MA3778,
3.00%, 7/20/31	$126	$133
Pool #MA3802,
3.00%, 7/20/46	1,183	1,249
Pool #MA3803,
3.50%, 7/20/46	1,036	1,102
Pool #MA3873,
3.00%, 8/20/46	451	476
Pool #MA3874,
3.50%, 8/20/46	484	515
Pool #MA3912,
2.50%, 9/20/31	134	140
Pool #MA3936,
3.00%, 9/20/46	1,051	1,108
Pool #MA3937,
3.50%, 9/20/46	1,494	1,589
Pool #MA4002,
2.50%, 10/20/46	73	76
Pool #MA4003,
3.00%, 10/20/46	693	728
Pool #MA4067,
2.50%, 11/20/46	583	607
Pool #MA4068,
3.00%, 11/20/46	3,297	3,482
Pool #MA4101,
2.50%, 12/20/31	72	75
Pool #MA4125,
2.50%, 12/20/46	40	42
Pool #MA4196,
3.50%, 1/20/47	723	770
Pool #MA4322,
4.00%, 3/20/47	301	323
Pool #MA4382,
3.50%, 4/20/47	234	246
Pool #MA4509,
3.00%, 6/20/47	1,077	1,143
Pool #MA4512,
4.50%, 6/20/47	441	477
Pool #MA4624,
3.00%, 8/20/32	103	108
Pool #MA4652,
3.50%, 8/20/47	1,000	1,060

FIXED INCOME INDEX FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Government National Mortgage Association II – 6.1%continued
Pool #MA4718,
3.00%, 9/20/47	$2,577	$2,717
Pool #MA4719,
3.50%, 9/20/47	1,590	1,682
Pool #MA4778,
3.50%, 10/20/47	997	1,060
Pool #MA4838,
4.00%, 11/20/47	146	156
Pool #MA4900,
3.50%, 12/20/47	1,010	1,068
Pool #MA4901,
4.00%, 12/20/47	2,020	2,156
Pool #MA4962,
3.50%, 1/20/48	948	1,004
Pool #MA4963,
4.00%, 1/20/48	361	384
Pool #MA5021,
4.50%, 2/20/48	533	569
Pool #MA5077,
3.50%, 3/20/48	1,086	1,150
Pool #MA5137,
4.00%, 4/20/48	163	174
Pool #MA5191,
3.50%, 5/20/48	627	664
Pool #MA5264,
4.00%, 6/20/48	399	425
Pool #MA5265,
4.50%, 6/20/48	433	465
Pool #MA5266,
5.00%, 6/20/48	577	623
Pool #MA5330,
4.00%, 7/20/48	529	562
Pool #MA5331,
4.50%, 7/20/48	881	949
Pool #MA5398,
4.00%, 8/20/48	369	393
Pool #MA5399,
4.50%, 8/20/48	417	449
Pool #MA5466,
4.00%, 9/20/48	882	940
Pool #MA5467,
4.50%, 9/20/48	492	529
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Government National Mortgage Association II – 6.1%continued
Pool #MA5528,
4.00%, 10/20/48	$512	$546
Pool #MA5529,
4.50%, 10/20/48	494	527
Pool #MA5564,
3.50%, 11/20/33	242	259
Pool #MA5595,
4.00%, 11/20/48	177	187
Pool #MA5653,
5.00%, 12/20/48	684	738
Pool #MA5818,
4.50%, 3/20/49	518	553
Pool #MA5931,
4.00%, 5/20/49	1,024	1,084
Pool #MA5985,
3.50%, 6/20/49	1,009	1,060
Pool #MA6040,
4.00%, 7/20/49	1,244	1,317
Pool #MA6217,
2.50%, 10/20/49	379	392
Pool #MA6218,
3.00%, 10/20/49	4,358	4,559
Pool #MA6282,
2.50%, 11/20/49	1,004	1,040
Pool #MA6283,
3.00%, 11/20/49	2,293	2,391
Pool #MA6310,
3.00%, 12/20/34	95	100
Pool #MA6337,
2.50%, 12/20/49	296	307
Pool #MA6338,
3.00%, 12/20/49	3,425	3,575
Pool #MA6339,
3.50%, 12/20/49	2,094	2,196
Pool #MA6408,
2.50%, 1/20/50	775	802
Pool #MA6409,
3.00%, 1/20/50	964	1,011
Pool #MA6410,
3.50%, 1/20/50	2,113	2,216
Pool #MA6655,
2.50%, 5/20/50	591	612

NORTHERN FUNDS QUARTERLY REPORT     71    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Government National Mortgage Association II – 6.1%continued
Pool #MA6709,
2.50%, 6/20/50	$2,758	$2,856
Pool #MA6765,
2.50%, 7/20/50	3,147	3,258
Pool #MA6819,
2.50%, 8/20/50	1,738	1,800
Pool #MA6820,
3.00%, 8/20/50	1,550	1,625
Pool #MA6865,
2.50%, 9/20/50	5,364	5,554
Pool #MA6866,
3.00%, 9/20/50	9,820	10,253
Pool #MA6930,
2.00%, 10/20/50	1,725	1,758
Pool #MA6931,
2.50%, 10/20/50	4,447	4,605
Pool #MA6994,
2.00%, 11/20/50	2,224	2,266
Pool #MA6995,
2.50%, 11/20/50	4,114	4,259
Pool #MA7051,
2.00%, 12/20/50	2,918	2,974
Pool #MA7052,
2.50%, 12/20/50	2,423	2,509
Pool #MA7107,
2.50%, 1/20/36	288	303
Pool #MA7135,
2.00%, 1/20/51	3,619	3,689
Pool #MA7136,
2.50%, 1/20/51	2,638	2,737
Pool #MA7164,
2.00%, 2/20/36	194	200
Pool #MA7192,
2.00%, 2/20/51	4,524	4,611
Pool #MA7193,
2.50%, 2/20/51	1,175	1,216
Pool #MA7254,
2.00%, 3/20/51	4,940	5,034
Pool #MA7311,
2.00%, 4/20/51	2,980	3,037
Pool #MA7312,
2.50%, 4/20/51	1,985	2,057
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.8% (10)continued
Government National Mortgage Association II – 6.1%continued
Pool #MA7367,
2.50%, 5/20/51	$1,096	$1,134
Pool #MA7417,
2.00%, 6/20/51	5,000	5,135
Pool #MA7418,
2.50%, 6/20/51	2,000	2,075
Pool #MA7471,
7/20/51(12)	9,000	9,183
Pool #MA7472,
7/20/51(12)	3,000	3,108
		199,189
Tennessee Valley Authority – 0.1%
5.25%, 9/15/39	1,650	2,361
Total U.S. Government Agencies
(Cost $958,447)		975,619

U.S. GOVERNMENT OBLIGATIONS – 37.8%
U.S. Treasury Bonds – 7.7%
7.63%, 2/15/25	5,000	6,265
4.50%, 2/15/36	1,000	1,373
4.38%, 2/15/38	1,000	1,376
4.50%, 8/15/39	2,000	2,820
4.38%, 11/15/39	2,000	2,782
4.63%, 2/15/40	2,000	2,871
1.13%, 5/15/40	5,000	4,316
4.38%, 5/15/40	2,000	2,795
1.13%, 8/15/40	1,000	860
1.38%, 11/15/40	10,000	8,983
1.88%, 2/15/41	10,000	9,789
2.25%, 5/15/41	5,000	5,202
3.75%, 8/15/41	4,000	5,197
3.13%, 2/15/42	2,000	2,386
2.75%, 8/15/42	3,000	3,380
2.75%, 11/15/42	4,000	4,504
3.63%, 2/15/44	5,000	6,463
3.38%, 5/15/44	5,000	6,235
3.13%, 8/15/44	5,000	6,001
3.00%, 11/15/44	7,000	8,241
2.50%, 2/15/45	6,000	6,492
3.00%, 5/15/45	6,000	7,076
3.00%, 11/15/45	5,000	5,911
2.50%, 2/15/46	3,000	3,250
2.50%, 5/15/46	7,000	7,583

FIXED INCOME INDEX FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 37.8%continued
U.S. Treasury Bonds – 7.7%continued
2.25%, 8/15/46	$5,000	$5,170
2.88%, 11/15/46	5,000	5,803
3.00%, 5/15/47	7,000	8,324
2.75%, 8/15/47	7,000	7,962
2.75%, 11/15/47	8,000	9,107
3.00%, 2/15/48	8,000	9,536
3.13%, 5/15/48	5,000	6,098
3.00%, 8/15/48	9,000	10,746
3.00%, 2/15/49	5,000	5,986
2.88%, 5/15/49	10,000	11,710
2.25%, 8/15/49	5,000	5,180
2.38%, 11/15/49	7,000	7,454
2.00%, 2/15/50	8,000	7,859
1.25%, 5/15/50	9,000	7,349
1.38%, 8/15/50	10,000	8,430
1.63%, 11/15/50	8,000	7,185
1.88%, 2/15/51	3,000	2,863
2.38%, 5/15/51	3,500	3,737
		252,650
U.S. Treasury Notes – 30.1%
0.13%, 8/31/22	20,000	20,001
1.75%, 9/30/22	10,000	10,201
1.88%, 10/31/22	10,000	10,230
0.13%, 11/30/22	10,000	9,993
2.00%, 11/30/22	10,000	10,259
0.13%, 12/31/22	25,000	24,979
2.13%, 12/31/22	10,000	10,291
0.13%, 1/31/23	10,000	9,990
0.13%, 2/28/23	10,000	9,988
1.50%, 2/28/23	10,000	10,215
2.63%, 2/28/23	20,000	20,807
0.13%, 3/31/23	10,000	9,985
1.63%, 4/30/23	10,000	10,253
2.75%, 4/30/23	15,000	15,688
0.13%, 5/15/23	20,000	19,962
2.75%, 5/31/23	23,000	24,103
0.13%, 6/30/23	10,000	9,976
2.63%, 6/30/23	5,000	5,236
0.13%, 8/15/23	10,000	9,969
2.75%, 8/31/23	25,000	26,331
2.88%, 10/31/23	10,000	10,594
2.75%, 11/15/23	5,000	5,287
2.63%, 12/31/23	5,000	5,283
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 37.8%continued
U.S. Treasury Notes – 30.1%continued
0.13%, 1/15/24	$10,000	$9,939
0.13%, 2/15/24	10,000	9,936
2.38%, 2/29/24	20,000	21,054
0.25%, 3/15/24	10,000	9,960
0.38%, 4/15/24	20,000	19,977
2.50%, 5/15/24	20,000	21,185
2.00%, 5/31/24	5,000	5,225
2.00%, 6/30/24	15,000	15,687
2.38%, 8/15/24	10,000	10,587
1.50%, 9/30/24	5,000	5,158
1.50%, 10/31/24	10,000	10,319
2.25%, 11/15/24	10,000	10,571
1.50%, 11/30/24	15,000	15,478
1.38%, 1/31/25	10,000	10,275
2.75%, 2/28/25	15,000	16,164
0.38%, 4/30/25	25,000	24,731
2.13%, 5/15/25	10,000	10,559
0.25%, 6/30/25	15,000	14,734
2.75%, 6/30/25	5,000	5,408
0.25%, 7/31/25	15,000	14,716
0.25%, 8/31/25	10,000	9,799
3.00%, 9/30/25	10,000	10,947
0.38%, 11/30/25	10,000	9,820
2.63%, 12/31/25	10,000	10,810
0.38%, 1/31/26	10,000	9,800
1.63%, 2/15/26	10,000	10,366
0.50%, 2/28/26	20,000	19,697
0.75%, 3/31/26	10,000	9,955
0.75%, 4/30/26	10,000	9,949
1.63%, 5/15/26	10,000	10,365
0.00%, 6/30/26	10,000	9,995
1.50%, 8/15/26	10,000	10,297
1.63%, 9/30/26	10,000	10,361
2.00%, 11/15/26	10,000	10,553
1.75%, 12/31/26	10,000	10,423
2.25%, 2/15/27	10,000	10,688
1.13%, 2/28/27	10,000	10,071
0.50%, 4/30/27	10,000	9,699
0.50%, 5/31/27	10,000	9,681
2.25%, 8/15/27	10,000	10,695
0.50%, 8/31/27	10,000	9,643
0.50%, 10/31/27	10,000	9,614
2.25%, 11/15/27	10,000	10,697

NORTHERN FUNDS QUARTERLY REPORT     73    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 37.8%continued
U.S. Treasury Notes – 30.1%continued
0.63%, 12/31/27	$10,000	$9,668
2.75%, 2/15/28	10,000	11,018
1.25%, 3/31/28	10,000	10,039
1.25%, 4/30/28	10,000	10,031
2.88%, 5/15/28	10,000	11,109
2.88%, 8/15/28	10,000	11,121
3.13%, 11/15/28	10,000	11,313
2.63%, 2/15/29	10,000	10,966
2.38%, 5/15/29	10,000	10,791
1.75%, 11/15/29	10,000	10,322
1.50%, 2/15/30	10,000	10,099
0.63%, 5/15/30	10,000	9,347
0.63%, 8/15/30	10,000	9,316
0.88%, 11/15/30	20,000	19,019
1.13%, 2/15/31	15,000	14,562
1.63%, 5/15/31	10,000	10,153
		984,083
Total U.S. Government Obligations
(Cost $1,202,032)		1,236,733

MUNICIPAL BONDS – 0.6%
Arizona – 0.0%
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	146
California – 0.2%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	260
Bay Area Toll Authority Toll Bridge Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	262
California State G.O. Unlimited Bonds, Build America Bonds,
7.30%, 10/1/39	920	1,472
7.63%, 3/1/40	405	682
7.60%, 11/1/40	400	699
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6%continued
California – 0.2%continued
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	$585	$998
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	435
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	255
Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds,
6.76%, 7/1/34	290	416
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	452
San Diego County Water Authority Financing Agency Water Revenue Bonds, Build America Bonds,
6.14%, 5/1/49	100	151
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	126
University of California Revenue Bonds, Build America Bonds,
5.95%, 5/15/45	150	212
University of California Taxable General Revenue Bonds, Series AD,
4.86%, 5/15/12(8)	1,000	1,408
		7,828
Connecticut – 0.0%
Connecticut State Taxable G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	400
District of Columbia – 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	30	39

FIXED INCOME INDEX FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6%continued
Georgia – 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	$98	$151
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	67	101
7.06%, 4/1/57	292	432
		684
Illinois – 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	300	426
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	194
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	705	829
		1,449
Massachusetts – 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	305
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	142
		447
Mississippi – 0.0%
Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	129
Nevada – 0.0%
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	200	311
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6%continued
New Jersey – 0.0%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	$200	$299
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds,
7.41%, 1/1/40	125	205
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	198
		702
New York – 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund Taxable Revenue Bonds, Build America Bonds,
7.34%, 11/15/39	75	122
Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,
6.81%, 11/15/40	60	88
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	298
5.72%, 6/15/42	250	375
New York City Transitional Finance Authority Future Taxable Revenue Bonds, Build America Bonds,
5.77%, 8/1/36	300	386
New York G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	136
New York State Dormitory Authority Personal Income TRB, Series D, Build America Bonds,
5.60%, 3/15/40	250	338
New York State Dormitory Authority State Personal Income Tax Build America Revenue Bonds, Unrefunded Balance,
5.63%, 3/15/39	75	98

NORTHERN FUNDS QUARTERLY REPORT     75    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6%continued
New York – 0.1%continued
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	$100	$125
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	350	493
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds,
5.65%, 11/1/40	200	282
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	250	346
		3,087
Ohio – 0.1%
American Municipal Power-Ohio, Inc., Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	200	298
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	564
Ohio State University Revenue Bonds, Series C, Build America Bonds,
4.91%, 6/1/40	190	255
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(5)	200	283
Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B-2, Loan Fund,
4.88%, 12/1/34	90	108
		1,508
Oregon – 0.0%
Oregon State Department of Transportation Highway Subordinate Lien User Taxable Revenue Bonds, Series A, Build America Bonds,
5.83%, 11/15/34	200	279
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6%continued
Pennsylvania – 0.0%
State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	$200	$239
Tennessee – 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	100	147
Texas – 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	253
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF, Gtd.),
6.45%, 2/15/35	200	209
Houston Pension Taxable G.O. Limited Refunding Bonds, Series A,
6.29%, 3/1/32	245	309
North Texas Tollway Authority Revenue Bonds, Build America Bonds,
6.72%, 1/1/49	125	207
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	284
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	288
Texas Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	370
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	133
		2,053
Utah – 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	95	101

FIXED INCOME INDEX FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6%continued
Virginia – 0.0%
University of Virginia University Taxable Revenue Refunding Bonds,
2.26%, 9/1/50	$1,000	$943
Washington – 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	111
Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds,
6.79%, 7/1/40	100	131
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	138
		380
Total Municipal Bonds
(Cost $15,627)		20,872

	NUMBER OF SHARES	VALUE (000S)
OTHER – 0.0%
Escrow Lehman Brothers Holdings Capital Trust VII(13) (14)	50,000	$—
Total Other
(Cost $39)		—

INVESTMENT COMPANIES – 2.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(15) (16)	91,736,038	91,736
Total Investment Companies
(Cost $91,736)		91,736

Total Investments – 101.8%
(Cost $3,205,221)		3,330,873
Liabilities less Other Assets – (1.8%)		(60,228)
NET ASSETS – 100.0%		$3,270,645

(1)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(2)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2021.
(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(5)	Century bond maturing in 2111.
(6)	Century bond maturing in 2114.
(7)	Century bond maturing in 2116.
(8)	Century bond maturing in 2112.
(9)	Zero coupon bond.
(10)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(11)	Principal Amount and Value rounds to less than one thousand.
(12)	When-Issued Security. Coupon rate is not in effect at June 30, 2021.
(13)	Issuer has defaulted on terms of debt obligation.
(14)	Level 3 asset that is worthless, bankrupt or has been delisted.
(15)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(16)	7-day current yield as of June 30, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

A.G. - Aktiengesellschaft (German: Stock Corporation)

AB - Aktiebolag (Sweden: Corporation)

ASA - Aksjeselskap (Norway: Stock Company)

B.V. - Besloten Vennootschap (Dutch: Private Limited Liability Company)

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

ICE - Intercontinental Exchange

L.P. - Limited Partnership

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

PSF - Permanent School Fund

S.A. - Société Anonyme (French: Public Limited Company)

NORTHERN FUNDS QUARTERLY REPORT     77    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued	June 30, 2021 (UNAUDITED)
S.A.B. de C.V. - Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

SOFR - Secured Overnight Financing Rate

TBA - To be announced

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2021, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	101.8%
Total Investments	101.8
Liabilities less Other Assets	(1.8)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$51,297	$—	$51,297
Corporate Bonds(1)	—	724,526	—	724,526
Foreign Issuer Bonds(1)	—	230,090	—	230,090
U.S. Government Agencies(1)	—	975,619	—	975,619
U.S. Government Obligations(1)	—	1,236,733	—	1,236,733
Municipal Bonds(1)	—	20,872	—	20,872
Investment Companies	91,736	—	—	91,736
Total Investments	$91,736	$3,239,137	$—	$3,330,873

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$80,397	$131,200	$119,861	$—	$91,736	91,736,038
FIXED INCOME INDEX FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
U.S. TREASURY INDEX FUND	June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 98.8%
U.S. Treasury Bonds – 20.9%
6.00%, 2/15/26	$10	$12
6.50%, 11/15/26	75	97
6.38%, 8/15/27	65	86
6.13%, 11/15/27	75	98
5.50%, 8/15/28	50	65
5.25%, 11/15/28	100	128
6.13%, 8/15/29	50	69
6.25%, 5/15/30	75	106
5.38%, 2/15/31	100	136
4.50%, 2/15/36	110	151
4.75%, 2/15/37	25	35
5.00%, 5/15/37	50	73
4.38%, 2/15/38	50	69
4.50%, 5/15/38	95	133
3.50%, 2/15/39	100	125
4.25%, 5/15/39	100	137
4.50%, 8/15/39	100	141
4.38%, 11/15/39	100	139
4.63%, 2/15/40	185	266
1.13%, 5/15/40	450	388
4.38%, 5/15/40	115	161
1.13%, 8/15/40	650	559
3.88%, 8/15/40	150	197
1.38%, 11/15/40	525	472
4.25%, 11/15/40	180	248
1.88%, 2/15/41	750	734
4.75%, 2/15/41	145	213
2.25%, 5/15/41	275	286
4.38%, 5/15/41	140	197
3.75%, 8/15/41	150	195
3.13%, 11/15/41	145	173
3.13%, 2/15/42	100	119
3.00%, 5/15/42	155	181
2.75%, 8/15/42	130	146
2.75%, 11/15/42	265	298
3.13%, 2/15/43	205	245
2.88%, 5/15/43	375	431
3.63%, 8/15/43	250	322
3.75%, 11/15/43	230	302
3.63%, 2/15/44	200	259
3.38%, 5/15/44	250	312
3.13%, 8/15/44	325	390
3.00%, 11/15/44	255	300
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.8%continued
U.S. Treasury Bonds – 20.9%continued
2.50%, 2/15/45	$350	$379
3.00%, 5/15/45	175	206
2.88%, 8/15/45	275	318
3.00%, 11/15/45	130	154
2.50%, 2/15/46	300	325
2.50%, 5/15/46	350	379
2.25%, 8/15/46	325	336
2.88%, 11/15/46	200	232
3.00%, 2/15/47	300	356
3.00%, 5/15/47	250	297
2.75%, 8/15/47	300	341
2.75%, 11/15/47	350	398
3.00%, 2/15/48	390	465
3.13%, 5/15/48	325	396
3.00%, 8/15/48	500	597
3.38%, 11/15/48	400	511
3.00%, 2/15/49	450	539
2.88%, 5/15/49	500	585
2.25%, 8/15/49	500	518
2.38%, 11/15/49	425	453
2.00%, 2/15/50	565	555
1.25%, 5/15/50	650	531
1.38%, 8/15/50	700	590
1.63%, 11/15/50	650	584
1.88%, 2/15/51	725	692
2.38%, 5/15/51	425	454
		20,385
U.S. Treasury Notes – 77.9%
0.13%, 7/31/22	400	400
1.88%, 7/31/22	300	306
2.00%, 7/31/22	200	204
1.50%, 8/15/22	200	203
1.63%, 8/15/22	250	254
0.13%, 8/31/22	450	450
1.63%, 8/31/22	250	254
1.88%, 8/31/22	275	281
1.50%, 9/15/22	295	300
0.13%, 9/30/22	450	450
1.75%, 9/30/22	295	301
1.88%, 9/30/22	300	306
1.38%, 10/15/22	250	254
0.13%, 10/31/22	500	500
1.88%, 10/31/22	225	230

NORTHERN FUNDS QUARTERLY REPORT     79    FIXED INCOME INDEX FUNDS

Schedule of Investments
U.S. TREASURY INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.8%continued
U.S. Treasury Notes – 77.9%continued
2.00%, 10/31/22	$300	$307
1.63%, 11/15/22	555	566
0.13%, 11/30/22	650	650
2.00%, 11/30/22	450	462
1.63%, 12/15/22	300	306
0.13%, 12/31/22	500	500
2.13%, 12/31/22	525	540
1.50%, 1/15/23	400	408
0.13%, 1/31/23	150	150
1.75%, 1/31/23	275	282
2.38%, 1/31/23	250	259
1.38%, 2/15/23	300	306
2.00%, 2/15/23	475	489
0.13%, 2/28/23	500	499
1.50%, 2/28/23	250	255
2.63%, 2/28/23	200	208
0.50%, 3/15/23	400	402
0.13%, 3/31/23	650	649
1.50%, 3/31/23	200	204
2.50%, 3/31/23	350	364
0.25%, 4/15/23	385	385
0.13%, 4/30/23	600	599
1.63%, 4/30/23	175	179
2.75%, 4/30/23	250	261
0.13%, 5/15/23	400	399
1.75%, 5/15/23	525	540
0.13%, 5/31/23	750	748
1.63%, 5/31/23	200	205
2.75%, 5/31/23	250	262
0.25%, 6/15/23	485	485
1.38%, 6/30/23	250	256
2.63%, 6/30/23	225	236
0.13%, 7/15/23	390	389
1.25%, 7/31/23	325	332
2.75%, 7/31/23	225	237
0.13%, 8/15/23	350	349
2.50%, 8/15/23	300	314
1.38%, 8/31/23	250	256
2.75%, 8/31/23	200	211
0.13%, 9/15/23	330	329
1.38%, 9/30/23	250	256
2.88%, 9/30/23	130	137
0.13%, 10/15/23	435	433
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.8%continued
U.S. Treasury Notes – 77.9%continued
1.63%, 10/31/23	$300	$309
2.88%, 10/31/23	350	371
0.25%, 11/15/23	550	549
2.75%, 11/15/23	600	634
2.13%, 11/30/23	300	313
2.88%, 11/30/23	250	265
0.13%, 12/15/23	450	448
2.25%, 12/31/23	250	262
2.63%, 12/31/23	300	317
0.13%, 1/15/24	500	497
2.25%, 1/31/24	300	315
2.50%, 1/31/24	250	264
0.13%, 2/15/24	600	596
2.75%, 2/15/24	450	478
2.13%, 2/29/24	200	209
2.38%, 2/29/24	300	316
0.25%, 3/15/24	550	548
2.13%, 3/31/24	600	628
0.38%, 4/15/24	600	599
2.00%, 4/30/24	250	261
2.25%, 4/30/24	300	315
0.25%, 5/15/24	750	746
2.50%, 5/15/24	575	609
2.00%, 5/31/24	300	314
1.75%, 6/30/24	275	286
2.00%, 6/30/24	300	314
1.75%, 7/31/24	250	260
2.13%, 7/31/24	250	263
2.38%, 8/15/24	525	556
1.25%, 8/31/24	400	409
1.88%, 8/31/24	250	261
1.50%, 9/30/24	400	413
2.13%, 9/30/24	300	316
1.50%, 10/31/24	300	310
2.25%, 10/31/24	300	317
2.25%, 11/15/24	550	581
1.50%, 11/30/24	300	310
2.13%, 11/30/24	200	211
1.75%, 12/31/24	400	416
2.25%, 12/31/24	250	265
1.38%, 1/31/25	350	360
2.50%, 1/31/25	200	214
2.00%, 2/15/25	625	656

FIXED INCOME INDEX FUNDS    80    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.8%continued
U.S. Treasury Notes – 77.9%continued
1.13%, 2/28/25	$350	$356
2.75%, 2/28/25	215	232
0.50%, 3/31/25	550	547
2.63%, 3/31/25	150	161
0.38%, 4/30/25	450	445
2.88%, 4/30/25	300	325
2.13%, 5/15/25	550	581
0.25%, 5/31/25	550	541
2.88%, 5/31/25	325	353
0.25%, 6/30/25	400	393
2.75%, 6/30/25	250	270
0.25%, 7/31/25	350	343
2.88%, 7/31/25	225	245
2.00%, 8/15/25	550	579
0.25%, 8/31/25	600	588
2.75%, 8/31/25	300	325
0.25%, 9/30/25	500	489
3.00%, 9/30/25	300	328
0.25%, 10/31/25	500	489
3.00%, 10/31/25	200	219
2.25%, 11/15/25	645	686
0.38%, 11/30/25	555	545
2.88%, 11/30/25	300	327
0.38%, 12/31/25	400	392
2.63%, 12/31/25	300	324
0.38%, 1/31/26	350	343
2.63%, 1/31/26	150	162
1.63%, 2/15/26	550	570
0.50%, 2/28/26	500	492
2.50%, 2/28/26	350	377
0.75%, 3/31/26	500	498
2.25%, 3/31/26	250	266
0.75%, 4/30/26	600	597
2.38%, 4/30/26	225	241
1.63%, 5/15/26	550	570
0.75%, 5/31/26	650	646
2.13%, 5/31/26	175	186
0.00%, 6/30/26	500	500
1.88%, 6/30/26	325	341
1.88%, 7/31/26	300	315
1.50%, 8/15/26	520	535
1.38%, 8/31/26	200	205
1.63%, 9/30/26	150	155
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.8%continued
U.S. Treasury Notes – 77.9%continued
1.63%, 10/31/26	$200	$207
2.00%, 11/15/26	500	528
1.63%, 11/30/26	250	259
1.75%, 12/31/26	200	208
1.50%, 1/31/27	225	231
2.25%, 2/15/27	510	545
1.13%, 2/28/27	200	201
0.63%, 3/31/27	180	176
0.50%, 4/30/27	375	364
2.38%, 5/15/27	500	538
0.50%, 5/31/27	450	436
0.50%, 6/30/27	450	435
0.38%, 7/31/27	500	479
2.25%, 8/15/27	500	535
0.50%, 8/31/27	350	337
0.38%, 9/30/27	500	478
0.50%, 10/31/27	550	529
2.25%, 11/15/27	550	588
0.63%, 11/30/27	550	532
0.63%, 12/31/27	450	435
0.75%, 1/31/28	500	487
2.75%, 2/15/28	550	606
1.13%, 2/29/28	650	648
1.25%, 3/31/28	650	653
1.25%, 4/30/28	600	602
2.88%, 5/15/28	625	694
1.25%, 5/31/28	650	652
1.25%, 6/30/28	500	501
2.88%, 8/15/28	590	656
3.13%, 11/15/28	675	764
2.63%, 2/15/29	600	658
2.38%, 5/15/29	500	540
1.63%, 8/15/29	450	460
1.75%, 11/15/29	375	387
1.50%, 2/15/30	625	631
0.63%, 5/15/30	800	748
0.63%, 8/15/30	1,100	1,025
0.88%, 11/15/30	1,125	1,070
1.13%, 2/15/31	1,150	1,116
1.63%, 5/15/31	700	711
		75,910
Total U.S. Government Obligations
(Cost $93,946)		96,295

NORTHERN FUNDS QUARTERLY REPORT     81    FIXED INCOME INDEX FUNDS

Schedule of Investments
U.S. TREASURY INDEX FUND continued	June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(1) (2)	155,638	$156
Total Investment Companies
(Cost $156)		156

Total Investments – 99.0%
(Cost $94,102)		96,451
Other Assets less Liabilities – 1.0%		1,015
NET ASSETS – 100.0%		$97,466

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2021 is disclosed.
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations(1)	$—	$96,295	$—	$96,295
Investment Companies	156	—	—	156
Total Investments	$156	$96,295	$—	$96,451

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$839	$8,509	$9,192	$—*	$156	155,638

*	Amount rounds to less than one thousand.
FIXED INCOME INDEX FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT